UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Capital & Income Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.2
Ally Financial, Inc.	2.2
TransDigm, Inc.	1.9
Caesars Entertainment, Inc.	1.7
JPMorgan Chase & Co.	1.7
9.7

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Energy	12.6
Technology	8.7
Banks & Thrifts	8.3
Telecommunications	7.3
Healthcare	6.4

Quality Diversification (% of fund's net assets)

As of October 31, 2021
BBB	8.6%
BB	26.4%
B	28.4%
CCC,CC,C	6.0%
Not Rated	1.1%
Equities	20.9%
Short-Term Investments and Net Other Assets	8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Nonconvertible Bonds	59.9%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	20.9%
Bank Loan Obligations	3.5%
Other Investments	6.9%
Short-Term Investments and Net Other Assets (Liabilities)	8.6%

 * Foreign investments - 12.5%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Energy - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	$4,148	$14,229
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	2,404	9,134
		23,363
Nonconvertible Bonds - 59.9%
Aerospace - 3.0%
Allegheny Technologies, Inc.:
4.875% 10/1/29	6,080	6,076
5.125% 10/1/31	5,395	5,374
Bombardier, Inc.:
6% 2/15/28 (c)	6,075	6,128
7.125% 6/15/26 (c)	12,110	12,700
7.5% 12/1/24 (c)	8,870	9,236
7.5% 3/15/25 (c)	14,145	14,516
7.875% 4/15/27 (c)	45,265	47,046
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	11,215	11,352
Moog, Inc. 4.25% 12/15/27 (c)	3,455	3,557
Rolls-Royce PLC 5.75% 10/15/27 (c)	10,870	12,028
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	15,000	15,836
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	37,626
TransDigm, Inc.:
4.625% 1/15/29	38,080	37,842
4.875% 5/1/29	25,000	25,073
5.5% 11/15/27	124,228	127,334
6.25% 3/15/26 (c)	17,925	18,709
6.375% 6/15/26	61,985	64,077
7.5% 3/15/27	18,012	18,890
		473,400
Air Transportation - 1.5%
Air Canada 3.875% 8/15/26 (c)	9,105	9,219
Delta Air Lines, Inc. 7% 5/1/25 (c)	2,708	3,160
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	48,285	51,523
4.75% 10/20/28 (c)	39,880	44,394
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	1,912	1,915
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	22,205	23,315
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	34,530	37,581
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	7,779	8,707
United Airlines, Inc.:
4.375% 4/15/26 (c)	30,025	31,060
4.625% 4/15/29 (c)	18,025	18,583
		229,457
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	15,745	15,922
Automotive & Auto Parts - 1.2%
Allison Transmission, Inc. 5.875% 6/1/29 (c)	7,960	8,567
Arko Corp. 5.125% 11/15/29 (c)	9,105	8,887
Dana, Inc. 4.25% 9/1/30	8,870	8,976
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(c)(d)(e)	1,760	0
11% 10/31/24 pay-in-kind (b)(c)(d)(e)	891	401
Ford Motor Co. 7.45% 7/16/31	1,215	1,608
Ford Motor Credit Co. LLC:
3.375% 11/13/25	26,505	27,234
4% 11/13/30	42,253	44,102
5.113% 5/3/29	10,330	11,479
LCM Investments Holdings 4.875% 5/1/29 (c)	24,415	25,070
McLaren Finance PLC 7.5% 8/1/26 (c)	8,290	8,269
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	14,525	14,707
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 1 month U.S. LIBOR + 6.000% 0% 10/8/26 (b)(e)(f)	30,350	29,754
		189,054
Banks & Thrifts - 2.2%
Ally Financial, Inc.:
8% 11/1/31	20,638	28,911
8% 11/1/31	206,609	295,835
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	15,120	15,725
		340,471
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (c)	12,070	12,346
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	46,565	26,309
Gray Escrow II, Inc. 5.375% 11/15/31 (c)(g)	18,765	18,953
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (c)	8,990	9,192
Netflix, Inc.:
4.875% 4/15/28	19,535	22,380
5.375% 11/15/29 (c)	11,075	13,358
5.875% 11/15/28	29,825	36,310
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (c)	22,300	22,783
5.625% 7/15/27 (c)	23,735	25,040
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	2,820	2,806
Sirius XM Radio, Inc.:
3.125% 9/1/26 (c)	9,100	9,111
3.875% 9/1/31 (c)	12,130	11,652
4% 7/15/28 (c)	23,630	23,800
5% 8/1/27 (c)	14,525	15,160
Townsquare Media, Inc. 6.875% 2/1/26 (c)	5,645	5,899
Univision Communications, Inc. 4.5% 5/1/29 (c)	12,060	12,201
		267,300
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	2,325	2,418
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	6,555	6,863
CP Atlas Buyer, Inc. 7% 12/1/28 (c)	5,480	5,302
James Hardie International Finance Ltd. 5% 1/15/28 (c)	4,136	4,301
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	11,605	11,864
6.125% 7/1/29 (c)	6,380	6,563
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)	10,525	11,025
Victors Merger Corp. 6.375% 5/15/29 (c)	12,060	11,336
		59,672
Cable/Satellite TV - 3.6%
Block Communications, Inc. 4.875% 3/1/28 (c)	7,830	7,987
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	16,515	16,441
4.5% 8/15/30 (c)	21,660	22,047
4.5% 5/1/32	46,575	46,795
4.75% 3/1/30 (c)	63,365	65,424
5% 2/1/28 (c)	91,490	95,150
5.125% 5/1/27 (c)	69,885	72,418
5.375% 6/1/29 (c)	18,080	19,427
5.5% 5/1/26 (c)	8,759	9,048
CSC Holdings LLC:
3.375% 2/15/31 (c)	14,140	12,878
4.5% 11/15/31 (c)	30,110	29,174
5.375% 2/1/28 (c)	23,655	24,365
5.75% 1/15/30 (c)	27,385	27,021
6.5% 2/1/29 (c)	24,795	26,593
Dolya Holdco 18 DAC 5% 7/15/28 (c)	6,600	6,703
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	8,350	8,484
6.5% 9/15/28 (c)	22,260	22,260
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	6,000	6,072
6% 1/15/27 (c)	11,435	11,807
Ziggo BV:
4.875% 1/15/30 (c)	7,990	8,121
5.5% 1/15/27 (c)	18,188	18,643
		556,858
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (c)	7,895	7,964
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)	3,245	3,496
		11,460
Chemicals - 1.9%
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	24,600	26,045
Consolidated Energy Finance SA 6.5% 5/15/26 (c)	53,531	55,538
Gpd Companies, Inc. 10.125% 4/1/26 (c)	14,980	16,029
Ingevity Corp. 3.875% 11/1/28 (c)	11,105	10,910
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (c)	7,330	7,577
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	3,835	3,797
7% 12/31/27 (c)	12,385	11,977
LSB Industries, Inc. 6.25% 10/15/28 (c)	9,510	9,599
OCI NV 5.25% 11/1/24 (c)	14,870	15,260
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (c)	12,145	11,942
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	18,035	17,629
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)(g)	14,015	14,129
The Chemours Co. LLC:
5.375% 5/15/27	32,330	34,108
5.75% 11/15/28 (c)	16,765	17,226
Tronox, Inc.:
4.625% 3/15/29 (c)	13,295	13,033
6.5% 5/1/25 (c)	8,760	9,209
Valvoline, Inc. 4.25% 2/15/30 (c)	8,315	8,440
W.R. Grace Holding LLC 5.625% 8/15/29 (c)	15,035	15,167
		297,615
Consumer Products - 1.3%
Angi Group LLC 3.875% 8/15/28 (c)	5,530	5,406
Diamond BC BV 4.625% 10/1/29 (c)	7,285	7,336
Foundation Building Materials, Inc. 6% 3/1/29 (c)	5,845	5,659
Gannett Holdings LLC 6% 11/1/26 (c)	8,785	8,765
Michaels Companies, Inc.:
5.25% 5/1/28 (c)	14,150	14,292
7.875% 5/1/29 (c)	14,995	15,145
Millennium Escrow Corp. 6.625% 8/1/26 (c)	12,120	12,317
Nordstrom, Inc.:
4.25% 8/1/31	25,145	25,136
4.375% 4/1/30	3,790	3,856
5% 1/15/44	1,785	1,767
6.95% 3/15/28	550	644
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	10,160	10,439
7.75% 2/15/29 (c)	8,880	9,597
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	8,380	8,212
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	15,965	15,821
4% 4/15/29 (c)	15,925	16,177
The Scotts Miracle-Gro Co. 4% 4/1/31 (c)	11,945	11,848
TKC Holdings, Inc.:
6.875% 5/15/28 (c)	12,040	12,371
10.5% 5/15/29 (c)	12,040	13,003
		197,791
Containers - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(e)	11,200	11,732
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,959
7.5% 12/15/96	12,871	15,960
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	6,000	6,172
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	4,230	4,352
LABL, Inc. 5.875% 11/1/28 (c)	14,730	14,818
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	6,930	7,198
		66,191
Diversified Financial Services - 2.0%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	15,505	15,234
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	6,915	7,045
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	9,110	8,791
3.625% 10/1/31 (c)	9,110	8,677
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (c)	17,730	18,439
Hightower Holding LLC 6.75% 4/15/29 (c)	5,945	6,064
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	11,214
5.25% 5/15/27	41,665	43,332
6.25% 5/15/26	24,085	25,229
6.375% 12/15/25	28,275	28,841
6.75% 2/1/24	10,075	10,226
LPL Holdings, Inc. 4% 3/15/29 (c)	17,730	18,085
MSCI, Inc.:
3.25% 8/15/33 (c)	9,110	9,145
4% 11/15/29 (c)	6,385	6,672
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (c)	6,486	478
5.25% 12/27/33 pay-in-kind (c)	5,904	469
7.125% 12/26/46 pay-in-kind (c)	3,041	242
OneMain Finance Corp.:
4% 9/15/30	5,610	5,449
5.375% 11/15/29	9,400	10,035
6.625% 1/15/28	7,305	8,200
6.875% 3/15/25	19,480	21,745
7.125% 3/15/26	38,380	43,561
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	3,750	3,886
		311,059
Diversified Media - 0.3%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	6,050	5,915
4.75% 7/15/31 (c)	6,040	5,887
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	40,645	42,982
		54,784
Energy - 8.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	9,060	9,467
5.75% 1/15/28 (c)	17,645	18,461
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	7,820	7,967
Callon Petroleum Co. 6.125% 10/1/24	4,090	4,035
CGG SA 8.75% 4/1/27 (c)	11,985	11,800
Cheniere Energy Partners LP:
3.25% 1/31/32 (c)	9,110	9,030
4% 3/1/31 (c)	31,040	32,282
Cheniere Energy, Inc. 4.625% 10/15/28	22,300	23,386
Chesapeake Energy Corp.:
5.875% 2/1/29 (c)	5,840	6,205
7% 10/1/24 (b)(d)	6,915	0
8% 1/15/25 (b)(d)	3,385	0
8% 6/15/27 (b)(d)	2,132	0
Citgo Holding, Inc. 9.25% 8/1/24 (c)	27,185	27,593
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	8,760	9,023
7% 6/15/25 (c)	22,045	22,720
CNX Midstream Partners LP 4.75% 4/15/30 (c)	6,435	6,443
CNX Resources Corp. 6% 1/15/29 (c)	5,345	5,639
Colgate Energy Partners III LLC 5.875% 7/1/29 (c)	8,645	8,850
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	25,285	26,291
6.75% 3/1/29 (c)	20,060	21,565
7.5% 5/15/25 (c)	3,722	3,862
Continental Resources, Inc.:
4.375% 1/15/28	4,930	5,380
4.9% 6/1/44	12,240	13,888
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	18,015	18,443
5.75% 4/1/25	4,790	4,912
6% 2/1/29 (c)	25,785	26,723
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	5,055	5,207
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,990	16,783
5.75% 2/15/28 (c)	22,655	22,315
DCP Midstream Operating LP 5.85% 5/21/43 (c)(e)	18,335	17,088
Delek Logistics Partners LP 7.125% 6/1/28 (c)	17,655	18,494
DT Midstream, Inc.:
4.125% 6/15/29 (c)	9,070	9,135
4.375% 6/15/31 (c)	9,070	9,189
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (c)	21,251	22,314
6.625% 7/15/25 (c)	5,510	5,810
Energy Transfer LP 5.5% 6/1/27	16,735	18,563
EQT Corp.:
3.125% 5/15/26 (c)	6,035	6,080
3.625% 5/15/31 (c)	6,035	6,163
3.9% 10/1/27	27,454	29,307
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	10,913
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	9,875	9,875
5.125% 6/15/28 (c)	11,235	11,670
5.625% 2/15/26 (c)	15,535	16,098
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	12,280	12,603
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	7,615	7,634
MEG Energy Corp. 7.125% 2/1/27 (c)	11,335	11,902
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(d)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	11,260	10,922
7.5% 1/15/28 (c)	9,715	9,229
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	20,960	20,370
6.75% 9/15/25 (c)	46,001	44,793
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,090	11,246
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,961	10,163
Nine Energy Service, Inc. 8.75% 11/1/23 (c)	6,245	3,216
NuStar Logistics LP 6% 6/1/26	12,025	12,777
Occidental Petroleum Corp.:
3.5% 8/15/29	14,690	14,910
4.4% 4/15/46	9,300	9,409
4.4% 8/15/49	23,525	23,518
4.625% 6/15/45	7,660	7,928
5.875% 9/1/25	11,055	12,271
6.125% 1/1/31	23,465	28,099
6.2% 3/15/40	5,785	7,009
6.375% 9/1/28	18,145	21,268
6.45% 9/15/36	19,110	24,317
6.6% 3/15/46	15,305	19,583
6.625% 9/1/30	22,115	27,061
7.2% 3/15/29	3,964	4,678
7.5% 5/1/31	1,100	1,432
8.875% 7/15/30	12,405	16,809
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	19,954
7.25% 6/15/25	22,875	17,912
9.25% 5/15/25 (c)	24,810	24,190
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,216
PDC Energy, Inc.:
6.125% 9/15/24	3,555	3,604
6.25% 12/1/25	7,435	7,584
Renewable Energy Group, Inc. 5.875% 6/1/28 (c)	6,340	6,665
SM Energy Co.:
5.625% 6/1/25	6,330	6,346
6.625% 1/15/27	21,320	22,013
6.75% 9/15/26	4,550	4,664
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	31,295
8% 3/1/32	12,475	17,429
Southwestern Energy Co.:
5.375% 3/15/30	12,145	12,813
6.45% 1/23/25 (e)	970	1,057
7.75% 10/1/27	12,945	13,900
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	12,070	12,372
Summit Midstream Holdings LLC:
5.75% 4/15/25	5,390	4,807
8.5% (c)(g)(h)	9,110	9,158
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	10,284
4.5% 4/30/30 (c)	12,185	12,292
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (c)	9,110	8,962
7.5% 10/1/25 (c)	8,350	9,028
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	11,170
Teine Energy Ltd. 6.875% 4/15/29 (c)	8,990	9,147
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,841
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (b)(d)	10,734	537
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	7,585	7,718
4.125% 8/15/31 (c)	7,585	7,850
Vine Energy Holdings LLC 6.75% 4/15/29 (c)	8,995	9,658
		1,250,582
Environmental - 0.4%
Covanta Holding Corp.:
5% 9/1/30	11,060	11,005
5.875% 7/1/25	3,205	3,303
6% 1/1/27	12,335	12,751
GFL Environmental, Inc.:
4% 8/1/28 (c)	9,105	8,877
4.75% 6/15/29 (c)	12,095	12,201
Madison IAQ LLC:
4.125% 6/30/28 (c)	11,390	11,331
5.875% 6/30/29 (c)	9,085	9,017
		68,485
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	36,160	35,642
4.625% 1/15/27 (c)	25,300	26,478
4.875% 2/15/30 (c)	44,700	47,912
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (c)	5,300	5,214
4.75% 9/15/29	6,860	7,227
5.625% 5/1/27	6,030	6,264
Parkland Corp. 4.5% 10/1/29 (c)	8,995	9,051
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	11,130	11,714
		149,502
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (c)	8,615	8,012
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	6,285	6,426
Del Monte Foods, Inc. 11.875% 5/15/25 (c)	6,310	7,079
JBS U.S.A. Food Co.:
5.75% 1/15/28 (c)	10,705	11,160
7% 1/15/26 (c)	11,630	12,095
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	18,350	19,772
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	20,180	22,097
6.5% 4/15/29 (c)	29,320	32,509
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	7,777	8,360
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)(g)	12,150	12,162
4.375% 1/31/32 (c)(g)	6,075	6,084
4.625% 11/1/24 (c)	7,660	7,847
4.875% 11/1/26 (c)	7,740	7,936
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	8,495	8,495
5.5% 10/15/27 (c)	8,855	9,231
Pilgrim's Pride Corp. 4.25% 4/15/31 (c)	21,020	22,176
Post Holdings, Inc.:
4.5% 9/15/31 (c)	47,500	46,547
4.625% 4/15/30 (c)	15,630	15,708
5.5% 12/15/29 (c)	14,975	15,930
Simmons Foods, Inc. 4.625% 3/1/29 (c)	8,340	8,423
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,529
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	6,360	6,349
United Natural Foods, Inc. 6.75% 10/15/28 (c)	7,750	8,389
		306,316
Gaming - 2.4%
Affinity Gaming LLC 6.875% 12/15/27 (c)	4,295	4,453
Boyd Gaming Corp. 4.75% 6/15/31 (c)	15,120	15,555
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	18,245	18,333
6.25% 7/1/25 (c)	41,240	43,378
8.125% 7/1/27 (c)	54,990	61,592
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	13,750	14,448
MCE Finance Ltd.:
4.875% 6/6/25 (c)	30,275	30,075
5.25% 4/26/26 (c)	12,015	11,871
5.375% 12/4/29 (c)	8,160	8,027
5.75% 7/21/28 (c)	5,530	5,509
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (c)	11,195	11,856
MGM Resorts International 4.75% 10/15/28	11,125	11,564
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)	19,045	20,319
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	35,005	35,618
5.875% 9/1/31 (c)	24,325	24,812
Studio City Finance Ltd. 5% 1/15/29 (c)	5,700	5,116
VICI Properties, Inc.:
4.25% 12/1/26 (c)	21,450	22,219
4.625% 12/1/29 (c)	12,240	13,059
Wynn Macau Ltd. 5.125% 12/15/29 (c)	16,800	15,036
		372,840
Healthcare - 3.8%
180 Medical, Inc. 3.875% 10/15/29 (c)	6,495	6,532
AMN Healthcare 4.625% 10/1/27 (c)	2,765	2,841
Avantor Funding, Inc. 3.875% 11/1/29 (c)	6,075	6,073
Cano Health, Inc. 6.25% 10/1/28 (c)	4,050	4,073
Catalent Pharma Solutions:
3.5% 4/1/30 (c)	6,070	6,024
5% 7/15/27 (c)	3,765	3,887
Centene Corp. 4.25% 12/15/27	11,560	12,109
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	9,500	9,595
4% 3/15/31 (c)	12,085	12,493
4.25% 5/1/28 (c)	3,400	3,502
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	16,055	16,055
5.625% 3/15/27 (c)	5,640	5,902
6% 1/15/29 (c)	8,490	8,936
6.125% 4/1/30 (c)	24,105	23,694
6.625% 2/15/25 (c)	13,150	13,676
8% 3/15/26 (c)	61,410	64,788
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	4,180	3,961
4.625% 6/1/30 (c)	31,515	31,671
Encompass Health Corp. 5.125% 3/15/23	2,146	2,146
Grifols Escrow Issuer SA 4.75% 10/15/28 (c)	6,075	6,166
HealthEquity, Inc. 4.5% 10/1/29 (c)	6,410	6,482
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (c)	12,050	12,698
IQVIA, Inc. 5% 5/15/27 (c)	12,070	12,511
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (c)	11,590	12,430
Jazz Securities DAC 4.375% 1/15/29 (c)	12,305	12,643
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	7,010	7,130
Modivcare, Inc. 5.875% 11/15/25 (c)	8,105	8,510
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	10,465	10,792
4.375% 6/15/28 (c)	7,525	7,788
Mozart Debt Merger Sub, Inc. 3.875% 4/1/29 (c)	18,210	18,119
Option Care Health, Inc. 4.375% 10/31/29 (c)	6,680	6,745
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	21,010	21,299
5.125% 4/30/31 (c)	18,260	18,834
Owens & Minor, Inc. 4.5% 3/31/29 (c)	8,310	8,341
Radiology Partners, Inc. 9.25% 2/1/28 (c)	20,865	22,117
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	10,405	10,405
Syneos Health, Inc. 3.625% 1/15/29 (c)	8,395	8,286
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	17,640	17,857
4.625% 7/15/24	2,495	2,526
4.625% 9/1/24 (c)	12,045	12,301
4.875% 1/1/26 (c)	30,115	30,868
5.125% 11/1/27 (c)	18,070	18,883
6.125% 10/1/28 (c)	19,415	20,385
6.25% 2/1/27 (c)	35,815	37,203
Vizient, Inc. 6.25% 5/15/27 (c)	2,760	2,893
		592,170
Homebuilders/Real Estate - 2.1%
Arcosa, Inc. 4.375% 4/15/29 (c)	8,410	8,584
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	8,940	8,784
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	7,775	7,791
Century Communities, Inc. 3.875% 8/15/29 (c)	9,110	9,079
DTZ U.S. Borrower LLC 6.75% 5/15/28 (c)	10,555	11,267
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	11,275
4.625% 8/1/29	18,080	19,120
5% 10/15/27	25,968	27,312
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (c)	36,785	38,118
7.625% 6/15/25 (c)	33,090	35,355
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (c)	8,020	8,060
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	10,725	11,369
5.625% 3/1/24 (c)	1,312	1,402
5.875% 6/15/27 (c)	9,260	10,360
TopBuild Corp. 3.625% 3/15/29 (c)	5,910	5,941
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	17,868
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	15,638
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	31,410	31,533
6.5% 2/15/29 (c)	39,880	40,342
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	5,045	5,222
		324,420
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,134
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	5,595	5,595
4% 5/1/31 (c)	8,395	8,435
4.875% 1/15/30	6,900	7,366
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,730
		33,260
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	9,105	8,934
7% 11/15/25 (c)	34,880	35,229
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	11,125	11,119
5.875% 11/1/29 (c)(g)	9,115	9,160
6.75% 10/15/27 (c)	16,680	17,222
AmWINS Group, Inc. 4.875% 6/30/29 (c)	8,805	8,778
AssuredPartners, Inc.:
5.625% 1/15/29 (c)	6,550	6,501
7% 8/15/25 (c)	4,865	4,932
HUB International Ltd. 7% 5/1/26 (c)	11,770	12,138
MGIC Investment Corp. 5.25% 8/15/28	7,710	8,203
		122,216
Leisure - 1.3%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	6,360	6,503
Carnival Corp.:
4% 8/1/28 (c)	18,190	18,190
7.625% 3/1/26 (c)	8,415	8,866
9.875% 8/1/27 (c)	16,600	19,111
10.5% 2/1/26 (c)	11,990	13,932
Merlin Entertainments PLC 5.75% 6/15/26 (c)	7,725	7,998
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	12,585	12,616
12.25% 5/15/24 (c)	14,720	17,364
NCL Finance Ltd. 6.125% 3/15/28 (c)	5,265	5,311
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (c)	13,720	15,349
11.5% 6/1/25 (c)	11,874	13,477
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)	12,145	12,373
Vail Resorts, Inc. 6.25% 5/15/25 (c)	6,250	6,583
Viking Cruises Ltd.:
5.875% 9/15/27 (c)	11,595	11,204
13% 5/15/25 (c)	9,250	10,591
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	4,965	4,928
Voc Escrow Ltd. 5% 2/15/28 (c)	10,755	10,674
		195,070
Metals/Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (c)	15,485	16,104
6.125% 5/15/28 (c)	3,565	3,822
Arconic Corp.:
6% 5/15/25 (c)	6,630	6,937
6.125% 2/15/28 (c)	16,695	17,592
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	23,720	24,580
4.875% 3/1/31 (c)	11,440	11,912
5.875% 6/1/27	18,030	18,751
Eldorado Gold Corp. 6.25% 9/1/29 (c)	9,110	9,258
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	10,955	11,119
6.875% 3/1/26 (c)	28,325	29,440
7.25% 4/1/23 (c)	3,465	3,529
7.5% 4/1/25 (c)	20,585	21,228
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	8,990	9,102
4.5% 9/15/27 (c)	9,015	9,421
5.125% 5/15/24 (c)	9,780	10,425
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	7,020	7,002
Mineral Resources Ltd. 8.125% 5/1/27 (c)	18,015	19,449
Murray Energy Corp.:
11.25% (b)(c)(d)	8,915	0
12% 4/15/24 pay-in-kind (b)(c)(d)(e)	10,343	0
		229,671
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	5,915	5,789
4% 9/1/29 (c)	11,830	11,764
Cascades, Inc.:
5.125% 1/15/26 (c)	5,600	5,908
5.375% 1/15/28 (c)	5,600	5,859
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	11,230	11,615
Glatfelter Corp. 4.75% 11/15/29 (c)	9,105	9,276
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	9,050	9,073
Mercer International, Inc. 5.125% 2/1/29	15,060	14,973
		74,257
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	15,860	16,494
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	9,095	8,890
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	12,115	12,086
4% 10/15/30 (c)	39,005	37,785
4.375% 1/15/28 (c)	10,600	10,656
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	5,565	5,501
Papa John's International, Inc. 3.875% 9/15/29 (c)	5,560	5,435
Yum! Brands, Inc. 4.625% 1/31/32	11,975	12,484
		83,947
Services - 2.4%
AECOM 5.125% 3/15/27	11,885	13,118
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	14,195	13,970
Ascend Learning LLC:
6.875% 8/1/25 (c)	4,115	4,182
6.875% 8/1/25 (c)	11,865	12,058
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	21,690	21,515
4.625% 6/1/28 (c)	14,365	14,235
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	10,240	10,387
4% 7/1/29 (c)	5,920	5,994
CoreCivic, Inc. 8.25% 4/15/26	32,260	32,971
Fair Isaac Corp. 4% 6/15/28 (c)	2,910	2,939
Gartner, Inc.:
3.625% 6/15/29 (c)	8,610	8,653
3.75% 10/1/30 (c)	11,495	11,653
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	8,765	9,072
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	16,800	16,674
Hertz Corp.:
5.5% 10/15/24 (b)(c)(d)	10,890	0
6% 1/15/28 (b)(c)(d)	10,285	0
6.25% 10/15/22 (b)(d)	11,875	0
7.125% 8/1/26 (b)(c)(d)	10,285	0
IAA, Inc. 5.5% 6/15/27 (c)	4,680	4,861
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	22,025	22,245
4.875% 9/15/29 (c)	24,110	24,908
KAR Auction Services, Inc. 5.125% 6/1/25 (c)	10,355	10,381
Service Corp. International 4% 5/15/31	12,070	12,326
Sotheby's 7.375% 10/15/27 (c)	4,960	5,227
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)	9,045	9,249
The Brink's Co. 4.625% 10/15/27 (c)	12,180	12,567
The GEO Group, Inc.:
5.125% 4/1/23	9,625	9,284
5.875% 10/15/24	14,053	12,714
6% 4/15/26	9,655	8,376
TriNet Group, Inc. 3.5% 3/1/29 (c)	8,865	8,888
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	27,335	27,511
6.25% 1/15/28 (c)	9,175	9,852
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	9,760	10,089
		365,899
Steel - 0.1%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	0
Commercial Metals Co. 3.875% 2/15/31	6,135	6,074
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	10,980	11,611
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	4,375	4,457
		22,142
Super Retail - 1.1%
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (c)	6,055	5,945
7.125% 7/15/29 (c)	9,035	8,706
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,596
4.75% 3/1/30	3,523	3,593
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	5,555	6,215
6.75% 7/1/36	27,016	32,430
6.875% 11/1/35	7,304	8,874
7.5% 6/15/29	8,335	9,414
Carvana Co.:
4.875% 9/1/29 (c)	21,255	20,564
5.5% 4/15/27 (c)	11,975	12,065
EG Global Finance PLC 8.5% 10/30/25 (c)	16,085	16,648
Gap, Inc.:
3.625% 10/1/29 (c)	12,145	11,902
3.875% 10/1/31 (c)	12,145	11,902
Lithia Motors, Inc. 3.875% 6/1/29 (c)	13,230	13,710
		165,564
Technology - 2.8%
Acuris Finance U.S. 5% 5/1/28 (c)	9,045	8,909
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	11,390	11,333
CA Magnum Holdings 5.375% (c)(h)	4,870	4,998
Camelot Finance SA 4.5% 11/1/26 (c)	10,590	10,978
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	10,695	10,575
4.875% 7/1/29 (c)	10,115	10,072
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	8,759
Elastic NV 4.125% 7/15/29 (c)	17,090	17,003
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	11,810	11,426
5.25% 12/1/27 (c)	9,345	9,695
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	12,040	12,341
MicroStrategy, Inc. 6.125% 6/15/28 (c)	11,065	11,354
NCR Corp.:
5% 10/1/28 (c)	5,530	5,599
5.125% 4/15/29 (c)	8,870	9,070
5.25% 10/1/30 (c)	5,530	5,696
5.75% 9/1/27 (c)	9,035	9,509
6.125% 9/1/29 (c)	9,035	9,707
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	5,930	6,523
NortonLifeLock, Inc. 5% 4/15/25 (c)	10,050	10,125
ON Semiconductor Corp. 3.875% 9/1/28 (c)	11,065	11,189
Open Text Corp.:
3.875% 2/15/28 (c)	5,690	5,733
5.875% 6/1/26 (c)	8,535	8,812
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	5,690	5,784
Pitney Bowes, Inc.:
6.875% 3/15/27 (c)	5,980	6,189
7.25% 3/15/29 (c)	5,980	6,174
PTC, Inc.:
3.625% 2/15/25 (c)	6,650	6,758
4% 2/15/28 (c)	6,575	6,665
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	6,425	6,184
Roblox Corp. 3.875% 5/1/30 (c)	9,120	9,086
Sensata Technologies BV 4% 4/15/29 (c)	11,970	12,157
Square, Inc. 3.5% 6/1/31 (c)	12,070	12,372
Synaptics, Inc. 4% 6/15/29 (c)	7,015	7,085
TTM Technologies, Inc. 4% 3/1/29 (c)	8,870	8,791
Twilio, Inc.:
3.625% 3/15/29	9,995	10,095
3.875% 3/15/31	10,460	10,562
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	35,255	38,564
8% 11/1/26 (c)	51,060	54,348
Unisys Corp. 6.875% 11/1/27 (c)	6,095	6,644
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	19,400	20,103
		436,967
Telecommunications - 6.3%
Altice Financing SA:
5% 1/15/28 (c)	11,280	10,870
5.75% 8/15/29 (c)	24,290	23,895
Altice France SA:
5.125% 7/15/29 (c)	79,325	77,257
5.5% 1/15/28 (c)	24,740	24,796
5.5% 10/15/29 (c)	106,150	104,050
8.125% 2/1/27 (c)	7,635	8,208
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	42,100	44,258
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	5,500	5,355
5.625% 9/15/28 (c)	4,350	4,300
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	19,575	19,893
5.875% 10/15/27 (c)	10,375	10,868
6% 1/15/30 (c)	12,185	12,243
6.75% 5/1/29 (c)	12,535	12,895
Intelsat Jackson Holdings SA 8% 2/15/24 (c)	20,755	21,222
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	14,860	14,971
6.75% 10/15/27 (c)	11,285	11,849
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	24,590	23,267
3.75% 7/15/29 (c)	24,670	23,313
Lumen Technologies, Inc. 5.375% 6/15/29 (c)	15,130	15,187
Millicom International Cellular SA 4.5% 4/27/31 (c)	1,725	1,769
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	15,705	13,423
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)	6,070	5,926
6% 2/15/28 (c)	4,490	4,310
Qwest Corp. 7.25% 9/15/25	1,480	1,766
Sable International Finance Ltd. 5.75% 9/7/27 (c)	18,690	19,438
SBA Communications Corp.:
3.125% 2/1/29 (c)	13,305	12,773
3.875% 2/15/27	17,015	17,547
Sprint Capital Corp.:
6.875% 11/15/28	76,454	96,671
8.75% 3/15/32	66,716	99,857
Sprint Corp. 7.625% 3/1/26	10,895	13,062
T-Mobile U.S.A., Inc.:
2.625% 2/15/29	16,895	16,747
2.875% 2/15/31	26,040	25,877
3.375% 4/15/29	11,975	12,304
3.5% 4/15/31	11,975	12,393
Telesat Canada/Telesat LLC 5.625% 12/6/26 (c)	17,665	16,489
Uniti Group, Inc.:
6% 1/15/30 (c)	15,190	15,000
7.875% 2/15/25 (c)	17,650	18,563
Virgin Media Finance PLC 5% 7/15/30 (c)	21,860	21,736
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	21,200	21,306
Windstream Escrow LLC 7.75% 8/15/28 (c)	43,795	46,323
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	17,180	16,686
		978,663
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (c)	6,075	6,113
4.25% 3/15/29 (c)	8,675	8,783
Foot Locker, Inc. 4% 10/1/29 (c)	6,070	6,018
Victoria's Secret & Co. 4.625% 7/15/29 (c)	22,560	22,659
		43,573
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)	9,095	9,185
Utilities - 2.3%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	13,295	13,162
3.75% 1/15/32 (c)	6,075	6,046
4.75% 3/15/28 (c)	6,920	7,321
NRG Energy, Inc.:
3.375% 2/15/29 (c)	5,145	5,016
3.625% 2/15/31 (c)	10,215	9,942
3.875% 2/15/32 (c)	15,190	14,886
5.75% 1/15/28	9,410	9,975
6.625% 1/15/27	8,283	8,578
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,989
3.75% 7/1/28	2,868	3,006
3.75% 8/15/42	10,400	9,851
3.95% 12/1/47	53,930	53,266
4% 12/1/46	24,380	24,218
4.25% 3/15/46	2,400	2,441
4.3% 3/15/45	5,995	6,068
4.55% 7/1/30	60,820	66,253
PG&E Corp.:
5% 7/1/28	22,000	22,880
5.25% 7/1/30	8,330	8,703
Pike Corp. 5.5% 9/1/28 (c)	8,695	8,847
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	23,230	22,998
5% 7/31/27 (c)	22,585	23,150
5.5% 9/1/26 (c)	3,485	3,589
5.625% 2/15/27 (c)	28,195	29,050
		362,235

TOTAL NONCONVERTIBLE BONDS		9,283,382

TOTAL CORPORATE BONDS
(Cost $8,905,429)		9,306,745
	Shares	Value (000s)

Common Stocks - 20.9%
Air Transportation - 0.2%
Air Canada (i)	511,000	9,162
GXO Logistics, Inc. (i)	176,900	15,709

TOTAL AIR TRANSPORTATION		24,871

Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.	241,300	8,050
Exide Technologies (b)(i)	9,824	10
Exide Technologies (b)(i)	580,031	0
Exide Technologies (b)	385	250
UC Holdings, Inc. (b)(i)	677,217	4,090

TOTAL AUTOMOTIVE & AUTO PARTS		12,400

Broadcasting - 0.3%
iHeartMedia, Inc. (i)	104	2
Nexstar Broadcasting Group, Inc. Class A	329,429	49,391

TOTAL BROADCASTING		49,393

Building Materials - 0.3%
Builders FirstSource, Inc. (i)	435,000	25,347
Carrier Global Corp.	517,100	27,008

TOTAL BUILDING MATERIALS		52,355

Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (i)	833,000	13,578
Capital Goods - 0.7%
Thermo Fisher Scientific, Inc.	98,300	62,231
Zebra Technologies Corp. Class A (i)	88,400	47,201

TOTAL CAPITAL GOODS		109,432

Chemicals - 0.4%
CF Industries Holdings, Inc.	608,800	34,580
The Chemours Co. LLC	1,144,240	32,062

TOTAL CHEMICALS		66,642

Consumer Products - 0.9%
BJ's Wholesale Club Holdings, Inc. (i)	454,100	26,538
Reddy Ice Holdings, Inc. (b)(i)	199,717	11
Reddy Ice Holdings, Inc. (b)(i)	496,439	0
Tapestry, Inc.	344,400	13,425
Tempur Sealy International, Inc.	2,160,700	96,086

TOTAL CONSUMER PRODUCTS		136,060

Containers - 0.4%
Berry Global Group, Inc. (i)	342,000	22,415
WestRock Co.	660,100	31,751

TOTAL CONTAINERS		54,166

Diversified Financial Services - 0.4%
Axis Energy Services, LLC Class A (b)	11,616	4
MasterCard, Inc. Class A	81,000	27,177
OneMain Holdings, Inc.	792,600	41,857
Penson Worldwide, Inc. Class A (b)(i)	10,322,034	0
PJT Partners, Inc.	5,092	416

TOTAL DIVERSIFIED FINANCIAL SERVICES		69,454

Energy - 3.4%
Array Technologies, Inc.	208,059	4,442
California Resources Corp. (i)	4,064,439	187,493
California Resources Corp. warrants 10/27/24 (i)	57,076	884
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(i)	392	1
Series B warrants 10/1/25 (b)(i)	392	1
Cheniere Energy, Inc.	349,900	36,180
Chesapeake Energy Corp. (j)	1,519,400	96,847
Chesapeake Energy Corp. (a)	22,818	1,454
Chesapeake Energy Corp.:
warrants 2/9/26 (i)	117,493	4,502
warrants 2/9/26 (i)	130,548	4,360
warrants 2/9/26 (i)	81,798	2,501
Denbury, Inc. (i)	550,480	46,604
Denbury, Inc. warrants 9/18/25 (i)	439,788	23,084
Diamond Offshore Drilling, Inc. (b)(i)	118,485	605
EP Energy Corp. (b)	841,775	75,549
Extraction Oil & Gas, Inc. (i)	50,742	3,381
Forbes Energy Services Ltd. (i)	193,218	3
Jonah Energy Parent LLC (b)	304,505	15,764
Mesquite Energy, Inc. (b)(i)	317,026	12,259
Superior Energy Services, Inc. Class A (b)	110,370	2,826
Unit Corp. (i)	37,978	1,295

TOTAL ENERGY		520,035

Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (a)(b)(i)	3,366,626	7,541
Environmental - 0.5%
Darling Ingredients, Inc. (i)	909,117	76,839
Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (a)(b)(i)	793,345	17,922
Food/Beverage/Tobacco - 0.6%
JBS SA	12,343,900	85,409
Gaming - 1.7%
Boyd Gaming Corp. (i)	1,088,300	69,412
Caesars Entertainment, Inc. (i)	1,335,236	146,155
Penn National Gaming, Inc. (i)	654,000	46,826
Studio City International Holdings Ltd. ADR (i)	695,700	5,730

TOTAL GAMING		268,123

Healthcare - 1.9%
Bristol-Myers Squibb Co.	274,100	16,007
Charles River Laboratories International, Inc. (i)	56,800	25,485
Encompass Health Corp.	34	2
HCA Holdings, Inc.	154,200	38,621
Humana, Inc.	87,800	40,665
IQVIA Holdings, Inc. (i)	344,400	90,033
Regeneron Pharmaceuticals, Inc. (i)	63,600	40,700
Rotech Healthcare, Inc. (b)(i)	185,710	1,933
UnitedHealth Group, Inc.	92,600	42,640

TOTAL HEALTHCARE		296,086

Homebuilders/Real Estate - 0.5%
Arthur J. Gallagher & Co.	196,100	32,880
Lennar Corp. Class A	209,300	20,915
PulteGroup, Inc.	365,200	17,559

TOTAL HOMEBUILDERS/REAL ESTATE		71,354

Metals/Mining - 0.2%
Elah Holdings, Inc. (i)	906	88
First Quantum Minerals Ltd.	1,544,300	36,561

TOTAL METALS/MINING		36,649

Services - 0.6%
ASGN, Inc. (i)	226,400	27,091
Penhall Acquisition Co.:
Class A (b)(i)	26,163	3,618
Class B (b)(i)	8,721	1,206
United Rentals, Inc. (i)	98,494	37,340
Visa, Inc. Class A	126,540	26,797

TOTAL SERVICES		96,052

Steel - 0.0%
Algoma Steel GP (i)	198,162	3,911
Algoma Steel SCA (b)(i)	198,162	0

TOTAL STEEL		3,911

Super Retail - 1.2%
Amazon.com, Inc. (i)	4,600	15,513
Arena Brands Holding Corp. Class B (a)(b)(i)	659,302	2,472
Bath & Body Works, Inc.	298,900	20,651
eBay, Inc.	434,500	33,335
Lowe's Companies, Inc.	187,000	43,724
PVH Corp.	210,600	23,025
RH (i)	35,500	23,417
Williams-Sonoma, Inc.	121,600	22,585

TOTAL SUPER RETAIL		184,722

Technology - 5.1%
Adobe, Inc. (i)	134,800	87,669
Alphabet, Inc. Class A (i)	36,500	108,074
CDW Corp.	131,500	24,544
EPAM Systems, Inc. (i)	73,200	49,281
Global Payments, Inc.	227,524	32,534
GoDaddy, Inc. (i)	246,400	17,043
Lam Research Corp.	134,500	75,800
Marvell Technology, Inc.	350,700	24,023
Meta Platforms, Inc. Class A (i)	271,400	87,817
Microchip Technology, Inc.	502,600	37,238
Microsoft Corp.	308,500	102,305
NVIDIA Corp.	107,800	27,561
ON Semiconductor Corp. (i)	748,538	35,982
PayPal Holdings, Inc. (i)	177,000	41,168
SS&C Technologies Holdings, Inc.	426,282	33,877

TOTAL TECHNOLOGY		784,916

Telecommunications - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (i)	109,200	18,011
GTT Communications, Inc. rights (b)(i)	472,864	473
Palo Alto Networks, Inc. (i)	103,500	52,691
T-Mobile U.S., Inc. (i)	176,000	20,245
Tencent Holdings Ltd. sponsored ADR (j)	332,900	20,237

TOTAL TELECOMMUNICATIONS		111,657

Textiles/Apparel - 0.0%
Victoria's Secret & Co. (i)	99,633	5,028
Transportation Ex Air/Rail - 0.1%
Tricer Holdco SCA:
Class A1 (a)(b)(i)	598,287	1
Class A2 (a)(b)(i)	598,287	1
Class A3 (a)(b)(i)	598,287	1
Class A4 (a)(b)(i)	598,287	1
Class A5 (a)(b)(i)	598,287	1
Class A6 (a)(b)(i)	598,287	1
Class A7 (a)(b)(i)	598,287	1
Class A8 (a)(b)(i)	598,287	1
Class A9 (a)(b)(i)	598,287	1
XPO Logistics, Inc. (i)	176,900	15,178

TOTAL TRANSPORTATION EX AIR/RAIL		15,187

Utilities - 0.5%
NRG Energy, Inc.	863,100	34,429
PG&E Corp. (i)	3,288,096	38,142
Portland General Electric Co.	14,817	731

TOTAL UTILITIES		73,302

TOTAL COMMON STOCKS
(Cost $1,725,369)		3,243,084

Nonconvertible Preferred Stocks - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies (b)	858	799
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (a)(b)(i)	287,159,690	97
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,049)		896
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.5%
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (e)(f)(k)	9,105	9,194
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/8/26 (e)(f)(k)	2,591	2,529
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/4/26 (e)(f)(k)	1,393	1,359
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (e)(f)(k)	3,490	3,715
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (e)(f)(k)	26,368	26,721

TOTAL AIR TRANSPORTATION		43,518

Automotive & Auto Parts - 0.1%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 7.5% 12/16/25 (e)(f)(k)	867	849
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.087% 2/5/26 (e)(f)(k)	18,078	17,794

TOTAL AUTOMOTIVE & AUTO PARTS		18,643

Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.587% 2/27/28 (e)(f)(k)	9,796	9,710
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5824% 9/19/26 (e)(f)(k)	3,835	3,827
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (f)(k)(l)	7,500	7,489

TOTAL BROADCASTING		11,316

Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (e)(f)(k)	23,950	23,875
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (e)(f)(k)	6,489	6,487

TOTAL BUILDING MATERIALS		30,362

Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (f)(k)(l)	3,705	3,699
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (e)(f)(k)	2,785	2,791

TOTAL CHEMICALS		6,490

Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (e)(f)(k)	22,034	21,353
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (e)(f)(k)	5,546	5,536

TOTAL CONSUMER PRODUCTS		26,889

Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/12/26 (e)(f)(k)	1,497	1,489
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (b)(e)(f)(k)	1,027	1,027
Energy - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(k)	1,377	1,370
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(k)	2,190	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(k)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(k)	2,528	0

TOTAL ENERGY		1,370

Environmental - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (e)(f)(k)	3,022	3,015
Gaming - 0.1%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/6/28 (e)(f)(k)	15,190	15,171
Healthcare - 0.7%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.837% 11/4/26 (e)(f)(k)	591	591
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (e)(f)(k)	17,765	17,795
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (e)(f)(k)	6,978	6,986
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (e)(f)(k)	12,970	12,983
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (e)(f)(k)	17,511	17,544
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8/10/28 (f)(k)(l)	7,195	7,200
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (e)(f)(k)	2,358	2,357
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (e)(f)(k)	42,806	42,496
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.087% 6/1/25 (e)(f)(k)	1,437	1,433

TOTAL HEALTHCARE		109,385

Hotels - 0.0%
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 10/18/28 (e)(f)(k)	8,055	8,045
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/6/27 (f)(k)(l)	13,520	13,486
3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (e)(f)(k)	13,517	13,490

TOTAL INSURANCE		26,976

Services - 0.2%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(k)	6,055	6,070
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(f)(k)	7,915	7,911
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (e)(f)(k)	11,029	11,048

TOTAL SERVICES		25,029

Technology - 0.8%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (e)(f)(k)	1,131	1,134
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3773% 2/11/26 (e)(f)(k)	2,214	2,219
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 10/2/25 (e)(f)(k)	32,071	31,833
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.087% 10/31/26 (e)(f)(k)	1,130	1,123
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (e)(f)(k)	1,674	1,677
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4425% 3/31/28 (e)(f)(k)(m)	351	351
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (e)(f)(k)	18,225	18,248
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (e)(f)(k)	9,463	9,462
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.837% 9/29/24 (e)(f)(k)	3,803	3,805
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.087% 9/19/26 (e)(f)(k)	7,688	7,679
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (e)(f)(k)	14,134	14,149
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (e)(f)(k)	6,775	6,788
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (e)(f)(k)	6,605	6,575
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (e)(f)(k)	6,030	6,016
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2.837% 1/31/27 (e)(f)(k)	3,110	3,102
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(f)(k)	2,310	2,349
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (e)(f)(k)	10,895	10,907
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.087% 2/28/27 (e)(f)(k)	2,320	2,307

TOTAL TECHNOLOGY		129,724

Telecommunications - 0.3%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (e)(f)(k)	8,914	8,914
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (e)(f)(k)	5,149	5,139
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.88% 5/31/25 (e)(f)(k)	12,942	10,948
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (e)(f)(k)(m)	9,044	9,107
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (e)(f)(k)	7,007	6,685
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.087% 3/9/27 (e)(f)(k)	7,821	7,693

TOTAL TELECOMMUNICATIONS		48,486

Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (e)(f)(k)	27,161	26,847
TOTAL BANK LOAN OBLIGATIONS
(Cost $548,158)		543,492

Preferred Securities - 6.9%
Banks & Thrifts - 6.0%
Ally Financial, Inc. 4.7% (e)(h)	17,635	18,119
Bank of America Corp.:
5.125% (e)(h)	36,030	38,728
5.2% (e)(h)	61,440	64,388
5.875% (e)(h)	102,630	115,674
6.25% (e)(h)	28,555	31,396
Citigroup, Inc.:
4.7% (e)(h)	15,285	15,678
5% (e)(h)	60,300	62,766
5.9% (e)(h)	27,015	28,294
5.95% (e)(h)	51,015	53,572
6.3% (e)(h)	5,610	6,135
Goldman Sachs Group, Inc.:
4.4% (e)(h)	8,035	8,235
4.95% (e)(h)	13,335	14,184
5% (e)(h)	70,565	72,419
Huntington Bancshares, Inc. 5.7% (e)(h)	12,990	13,349
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4509% (e)(f)(h)	43,545	43,693
3 month U.S. LIBOR + 3.800% 3.9258% (e)(f)(h)	16,855	17,130
4% (e)(h)	34,340	34,457
4.6% (e)(h)	23,365	24,165
5% (e)(h)	30,845	32,306
6% (e)(h)	69,385	73,502
6.125% (e)(h)	17,585	18,767
6.75% (e)(h)	8,330	9,244
Wells Fargo & Co.:
5.875% (e)(h)	50,420	56,650
5.9% (e)(h)	63,075	68,661

TOTAL BANKS & THRIFTS		921,512

Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(h)	1,701	140
Energy - 0.9%
DCP Midstream Partners LP 7.375% (e)(h)	15,260	15,726
Energy Transfer LP:
6.25% (e)(h)	70,123	64,807
6.625% (e)(h)	27,290	26,820
7.125% (e)	4,260	4,598
MPLX LP 6.875% (e)(h)	30,450	31,345
Summit Midstream Partners LP 9.5% (e)(h)	2,912	2,434

TOTAL ENERGY		145,730

TOTAL PREFERRED SECURITIES
(Cost $1,022,466)		1,067,382
	Shares	Value (000s)

Money Market Funds - 8.4%
Fidelity Cash Central Fund 0.06% (n)	1,281,221,692	1,281,478
Fidelity Securities Lending Cash Central Fund 0.06% (n)(o)	20,212,354	20,214
TOTAL MONEY MARKET FUNDS
(Cost $1,301,646)		1,301,692
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $13,514,117)		15,463,291
NET OTHER ASSETS (LIABILITIES) - 0.2%		34,365
NET ASSETS - 100%		$15,497,656

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,858,000 or 0.3% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,594,366,000 or 42.6% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Non-income producing

 (j) Security or a portion of the security is on loan at period end.

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,534,000 and $1,545,000, respectively.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Chesapeake Energy Corp.	2/10/21	$216
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 10/15/21	$4,149
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	$2,405
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$16,677
Southeastern Grocers, Inc.	6/1/18	$5,580
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,250
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,654

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,367,979	$1,837,603	$1,924,104	$337	$--	$--	$1,281,478	2.1%
Fidelity Securities Lending Cash Central Fund 0.06%	--	212,068	191,854	9	--	--	20,214	0.1%
Total	$1,367,979	$2,049,671	$2,115,958	$346	$--	$--	$1,301,692

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
California Resources Corp.	$120,620	$--	$39,834	$--	$(13,936)	$120,643	$--
California Resources Corp. warrants 10/27/24	228	--	--	--	--	656	--
Total	$120,848	$--	$39,834	$--	$(13,936)	$121,299	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$306,885	$299,344	$--	$7,541
Consumer Discretionary	629,018	621,397	--	7,621
Consumer Staples	206,719	188,786	--	17,933
Energy	515,593	408,588	--	107,005
Financials	75,157	75,153	--	4
Health Care	358,317	356,384	--	1,933
Industrials	174,257	169,327	--	4,930
Information Technology	743,364	742,891	--	473
Materials	161,368	157,457	3,911	--
Utilities	73,302	73,302	--	--
Corporate Bonds	9,306,745	--	9,252,690	54,055
Bank Loan Obligations	543,492	--	542,465	1,027
Preferred Securities	1,067,382	--	1,067,382	--
Money Market Funds	1,301,692	1,301,692	--	--
Total Investments in Securities:	$15,463,291	$4,394,321	$10,866,448	$202,522

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$135,377
Net Realized Gain (Loss) on Investment Securities	10,182
Net Unrealized Gain (Loss) on Investment Securities	43,171
Cost of Purchases	32,777
Proceeds of Sales	(65,107)
Amortization/Accretion	(82)
Transfers into Level 3	46,204
Transfers out of Level 3	--
Ending Balance	$202,522
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2021	$29,425

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.5%
Canada	2.8%
France	1.6%
Luxembourg	1.3%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,115) — See accompanying schedule: Unaffiliated issuers (cost $12,212,471)	$14,161,599
Fidelity Central Funds (cost $1,301,646)	1,301,692
Total Investment in Securities (cost $13,514,117)		$15,463,291
Cash		3,723
Receivable for investments sold		29,688
Receivable for fund shares sold		13,232
Dividends receivable		764
Interest receivable		139,372
Distributions receivable from Fidelity Central Funds		68
Prepaid expenses		19
Other receivables		1,589
Total assets		15,651,746
Liabilities
Payable for investments purchased
Regular delivery	$42,660
Delayed delivery	69,093
Payable for fund shares redeemed	8,749
Distributions payable	3,939
Accrued management fee	7,014
Other affiliated payables	1,527
Other payables and accrued expenses	894
Collateral on securities loaned	20,214
Total liabilities		154,090
Net Assets		$15,497,656
Net Assets consist of:
Paid in capital		$13,197,770
Total accumulated earnings (loss)		2,299,886
Net Assets		$15,497,656
Net Asset Value, offering price and redemption price per share ($15,497,656 ÷ 1,357,798 shares)		$11.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$42,289
Interest		264,545
Income from Fidelity Central Funds (including $9 from security lending)		346
Total income		307,180
Expenses
Management fee	$41,440
Transfer agent fees	8,264
Accounting fees	794
Custodian fees and expenses	32
Independent trustees' fees and expenses	26
Registration fees	166
Audit	60
Legal	24
Miscellaneous	36
Total expenses before reductions	50,842
Expense reductions	(120)
Total expenses after reductions		50,722
Net investment income (loss)		256,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	288,690
Affiliated issuers	(13,936)
Foreign currency transactions	(42)
Total net realized gain (loss)		274,712
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21,330
Affiliated issuers	121,299
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		142,619
Net gain (loss)		417,331
Net increase (decrease) in net assets resulting from operations		$673,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$256,458	$452,670
Net realized gain (loss)	274,712	326,084
Change in net unrealized appreciation (depreciation)	142,619	2,484,635
Net increase (decrease) in net assets resulting from operations	673,789	3,263,389
Distributions to shareholders	(436,826)	(590,301)
Share transactions
Proceeds from sales of shares	1,759,997	4,006,273
Reinvestment of distributions	394,285	528,773
Cost of shares redeemed	(1,567,945)	(2,762,146)
Net increase (decrease) in net assets resulting from share transactions	586,337	1,772,900
Total increase (decrease) in net assets	823,300	4,445,988
Net Assets
Beginning of period	14,674,356	10,228,368
End of period	$15,497,656	$14,674,356
Other Information
Shares
Sold	155,727	380,581
Issued in reinvestment of distributions	35,031	51,182
Redeemed	(138,780)	(272,181)
Net increase (decrease)	51,978	159,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital & Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$8.92	$10.08	$10.12	$10.09	$9.24
Income from Investment Operations
Net investment income (loss)A	.191	.386	.426	.432	.482	.430
Net realized and unrealized gain (loss)	.308	2.442	(1.085)	.207	.065	.824
Total from investment operations	.499	2.828	(.659)	.639	.547	1.254
Distributions from net investment income	(.174)	(.390)	(.425)	(.487)	(.410)	(.405)
Distributions from net realized gain	(.155)	(.118)	(.076)	(.192)	(.107)	–
Total distributions	(.329)	(.508)	(.501)	(.679)	(.517)	(.405)
Redemption fees added to paid in capitalA	–	–	–	–	–B	.001
Net asset value, end of period	$11.41	$11.24	$8.92	$10.08	$10.12	$10.09
Total ReturnC,D	4.51%	32.35%	(6.89)%	6.74%	5.51%	13.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.68%	.67%	.69%	.67%	.73%
Expenses net of fee waivers, if any	.66%G	.68%	.67%	.69%	.67%	.73%
Expenses net of all reductions	.66%G	.68%	.67%	.69%	.67%	.73%
Net investment income (loss)	3.36%G	3.75%	4.32%	4.37%	4.71%	4.45%
Supplemental Data
Net assets, end of period (in millions)	$15,498	$14,674	$10,228	$11,631	$12,053	$11,230
Portfolio turnover rateH	28%G	37%	46%	43%	39%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$147,440	Market comparable	Transaction price	$29.35	Increase
			Discount rate	10.0% - 20.0% / 15.6%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7 - 8.7 / 4.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.4	Increase
		Recovery value	Recovery value	0.0% - 1.0% / 1.0%	Increase
		Market approach	Transaction price	$0.00 - $89.75 / $89.63	Increase
			Premium rate	20.0%	Increase
			Parity price	$0.32 - $930.75 / $218.83	Increase
		Discounted cash flow	Discount for lack of marketability	10.0%	Decrease
			Weighted average cost of capital (WACC)	8.6%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	1	Increase
Corporate Bonds	$54,055	Market comparable	Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$98.04	Increase
			Parity price	$45.00	Increase
		Book value	Book value multiple	1.0	Increase
		Indicative market price	Evaluated bid	$5.00	Increase
Bank Loan Obligations	$1,027	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital & Income Fund	$810

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,288,874
Gross unrealized depreciation	(309,960)
Net unrealized appreciation (depreciation)	$1,978,914
Tax cost	$13,484,377

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the fund at period end.

Commitment Amount
Fidelity Capital & Income Fund	$386,200

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital & Income Fund	2,394,687	1,966,749

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital & Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital & Income Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital & Income Fund	19,973	41,504	29,090

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Capital & Income Fund	$12

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Capital & Income Fund	$1	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $119.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Capital & Income Fund	.66%
Actual		$1,000.00	$1,045.10	$3.40
Hypothetical-C		$1,000.00	$1,021.88	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Capital & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September, 30 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CAI-SANN-1221
1.538653.124

Fidelity® High Income Fund

Semi-Annual Report

October 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Bombardier, Inc.	2.1
Uniti Group LP / Uniti Group Finance, Inc.	2.0
Community Health Systems, Inc.	1.9
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.9
Altice France SA	1.7
9.6

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Energy	14.4
Telecommunications	13.1
Healthcare	9.4
Services	6.6
Aerospace	5.6

Quality Diversification (% of fund's net assets)

As of October 31, 2021
BBB	0.2%
BB	28.1%
B	52.6%
CCC,CC,C	14.5%
Not Rated	0.9%
Equities	1.1%
Short-Term Investments and Net Other Assets	2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Nonconvertible Bonds	91.7%
Convertible Bonds, Preferred Stocks	0.4%
Common Stocks	1.1%
Bank Loan Obligations	4.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 22.6%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	$3,023	$10,369
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	1,755	6,667
		17,036
Nonconvertible Bonds - 91.7%
Aerospace - 5.6%
Allegheny Technologies, Inc.:
4.875% 10/1/29	11,190	11,182
5.875% 12/1/27	33,529	35,205
Bombardier, Inc.:
6% 2/15/28 (c)	9,945	10,032
7.125% 6/15/26 (c)	15,635	16,396
7.5% 3/15/25 (c)	35,388	36,317
7.875% 4/15/27 (c)	33,357	34,670
BWX Technologies, Inc. 4.125% 6/30/28 (c)	14,858	15,044
Kaiser Aluminum Corp.:
4.5% 6/1/31 (c)	8,430	8,262
4.625% 3/1/28 (c)	18,120	18,341
Moog, Inc. 4.25% 12/15/27 (c)	6,699	6,896
Science Applications Internati 4.875% 4/1/28 (c)	1,100	1,133
TransDigm, Inc.:
4.625% 1/15/29	15,075	14,981
5.5% 11/15/27	48,957	50,181
7.5% 3/15/27	3,417	3,584
		262,224
Broadcasting - 1.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	24,655	13,930
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	10,250	9,853
5.5% 3/1/30 (c)	4,400	4,208
Sirius XM Radio, Inc.:
3.125% 9/1/26 (c)	3,770	3,775
4% 7/15/28 (c)	7,720	7,776
4.125% 7/1/30 (c)	14,370	14,306
5.5% 7/1/29 (c)	7,240	7,810
Tegna, Inc.:
4.625% 3/15/28	5,285	5,331
5% 9/15/29	1,920	1,944
Univision Communications, Inc.:
4.5% 5/1/29 (c)	6,080	6,151
6.625% 6/1/27 (c)	5,810	6,285
		81,369
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	10,481	10,900
SRS Distribution, Inc. 4.625% 7/1/28 (c)	3,740	3,823
		14,723
Cable/Satellite TV - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	13,839	13,777
4.5% 8/15/30 (c)	16,380	16,673
4.5% 5/1/32	28,106	28,239
4.5% 6/1/33 (c)	8,820	8,798
4.75% 3/1/30 (c)	6,095	6,293
CSC Holdings LLC:
4.125% 12/1/30 (c)	3,834	3,671
4.625% 12/1/30 (c)	65,199	59,739
5.375% 2/1/28 (c)	5,525	5,691
5.75% 1/15/30 (c)	3,760	3,710
7.5% 4/1/28 (c)	2,570	2,734
Dolya Holdco 18 DAC 5% 7/15/28 (c)	12,958	13,160
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	14,959	15,199
6.5% 9/15/28 (c)	22,663	22,663
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	8,400	8,761
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	14,625	14,801
Ziggo BV 4.875% 1/15/30 (c)	8,500	8,639
		232,548
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (c)	5,345	5,432
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	20,369	20,732
		26,164
Chemicals - 4.5%
Axalta Coating Systems LLC 3.375% 2/15/29 (c)	8,390	7,991
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	10,200	10,493
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	14,230	13,785
Consolidated Energy Finance SA 6.5% 5/15/26 (c)	3,975	4,124
Element Solutions, Inc. 3.875% 9/1/28 (c)	6,269	6,263
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	16,445	16,281
7% 12/31/27 (c)	1,170	1,131
Methanex Corp.:
5.125% 10/15/27	12,021	12,649
5.65% 12/1/44	8,639	8,901
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)	5,435	5,364
5.25% 6/1/27 (c)	9,405	9,898
Olin Corp. 5% 2/1/30	6,737	7,108
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (c)	5,580	5,487
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)(d)	4,260	4,295
The Chemours Co. LLC:
4.625% 11/15/29 (c)	10,225	9,842
5.375% 5/15/27	22,929	24,190
5.75% 11/15/28 (c)	33,590	34,514
Valvoline, Inc. 4.25% 2/15/30 (c)	18,200	18,473
W.R. Grace Holding LLC 5.625% 8/15/29 (c)	8,770	8,847
		209,636
Consumer Products - 0.3%
Central Garden & Pet Co. 4.125% 10/15/30	199	200
Diamond BC BV 4.625% 10/1/29 (c)	9,183	9,247
Nordstrom, Inc.:
4.25% 8/1/31	2,100	2,099
4.375% 4/1/30	2,395	2,437
		13,983
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	405	413
5.25% 8/15/27 (c)	3,284	3,276
5.25% 8/15/27 (c)	3,032	3,024
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)	14,613	14,759
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	11,887	12,347
8.5% 8/15/27 (c)	10,776	11,364
		45,183
Diversified Financial Services - 2.6%
Coinbase Global, Inc. 3.375% 10/1/28 (c)	7,335	7,078
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	8,675	8,713
4.75% 9/15/24	6,720	6,965
5.25% 5/15/27	54,570	56,753
6.25% 5/15/26	16,066	16,829
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (c)	4,045	4,065
4.75% 6/15/29 (c)	8,170	8,231
OneMain Finance Corp.:
3.5% 1/15/27	2,995	2,928
3.875% 9/15/28	11,685	11,393
		122,955
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	22,138	23,024
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	5,350	5,231
5.625% 10/1/28 (c)	7,887	8,200
5.875% 10/1/30 (c)	7,857	8,225
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	8,832	9,340
		54,020
Energy - 13.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	4,270	4,350
Cheniere Energy Partners LP 3.25% 1/31/32 (c)	4,815	4,773
Cheniere Energy, Inc. 4.625% 10/15/28	8,940	9,375
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	31,903	32,860
7% 6/15/25 (c)	21,716	22,381
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	12,805	13,315
6.75% 3/1/29 (c)	14,795	15,905
7.5% 5/15/25 (c)	1,956	2,029
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	34,683	35,507
5.75% 4/1/25	18,253	18,720
6% 2/1/29 (c)	25,886	26,827
CVR Energy, Inc.:
5.25% 2/15/25 (c)	21,154	20,897
5.75% 2/15/28 (c)	20,653	20,343
Delek Logistics Partners LP 7.125% 6/1/28 (c)	13,375	14,010
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	6,983	7,332
EnLink Midstream LLC 5.625% 1/15/28 (c)	1,765	1,871
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	8,020	8,311
Harvest Midstream I LP 7.5% 9/1/28 (c)	8,630	9,062
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	3,120	3,120
5.125% 6/15/28 (c)	9,320	9,681
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	8,270	8,291
MEG Energy Corp.:
5.875% 2/1/29 (c)	5,175	5,324
7.125% 2/1/27 (c)	3,178	3,337
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(e)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	33,690	32,741
6.75% 9/15/25 (c)	35,822	34,881
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	31,210	31,649
Occidental Petroleum Corp.:
6.125% 1/1/31	11,855	14,196
6.45% 9/15/36	11,995	15,264
6.625% 9/1/30	5,700	6,975
7.5% 5/1/31	14,900	19,398
7.875% 9/15/31	1,230	1,645
8.875% 7/15/30	5,105	6,917
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	27,400	26,715
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	2,055	2,189
4.95% 7/15/29 (c)	4,649	4,974
6.875% 4/15/40 (c)	1,728	1,957
SM Energy Co.:
5.625% 6/1/25	5,640	5,654
6.5% 7/15/28	4,770	4,985
6.75% 9/15/26	1,335	1,368
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,514	5,576
5.875% 3/15/28	5,400	5,716
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (c)	3,235	3,308
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	10,680	10,719
6% 3/1/27 (c)	22,757	23,582
6% 12/31/30 (c)	9,555	9,557
6% 9/1/31 (c)	8,725	8,583
7.5% 10/1/25 (c)	1,015	1,097
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)	8,285	8,550
4.875% 2/1/31	11,060	11,925
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	3,581	3,492
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	667	679
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	1,789	1,789
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	2,670	2,663
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	811	819
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	3,929	3,850
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	5,990	6,095
4.125% 8/15/31 (c)	5,930	6,137
		623,266
Environmental - 0.8%
Madison IAQ LLC:
4.125% 6/30/28 (c)	11,405	11,346
5.875% 6/30/29 (c)	18,675	18,535
Stericycle, Inc. 3.875% 1/15/29 (c)	7,115	7,008
		36,889
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	27,353	26,961
4.875% 2/15/30 (c)	6,840	7,331
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	199	191
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	1,825	1,795
		36,278
Food/Beverage/Tobacco - 4.0%
C&S Group Enterprises LLC 5% 12/15/28 (c)	17,720	16,480
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	22,188	23,908
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (c)	10,535	10,785
5.5% 1/15/30 (c)	8,941	9,790
6.5% 4/15/29 (c)	25,523	28,299
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)(d)	12,835	12,847
Performance Food Group, Inc. 5.5% 10/15/27 (c)	7,267	7,576
Post Holdings, Inc.:
4.5% 9/15/31 (c)	7,960	7,800
4.625% 4/15/30 (c)	11,206	11,262
5.5% 12/15/29 (c)	13,752	14,629
Primo Water Holdings, Inc. 4.375% 4/30/29 (c)	13,935	13,811
TreeHouse Foods, Inc. 4% 9/1/28	5,480	5,234
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	20,250	20,215
U.S. Foods, Inc. 4.75% 2/15/29 (c)	5,975	6,045
		188,681
Gaming - 2.4%
Affinity Gaming LLC 6.875% 12/15/27 (c)	11,210	11,621
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	5,630	5,657
6.25% 7/1/25 (c)	11,584	12,185
8.125% 7/1/27 (c)	10,249	11,479
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	14,671	15,405
MCE Finance Ltd.:
5.375% 12/4/29 (c)	4,283	4,213
5.75% 7/21/28 (c)	6,406	6,382
MGM Resorts International:
4.75% 10/15/28	199	207
5.5% 4/15/27	199	214
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	7,495	7,626
5.875% 9/1/31 (c)	3,560	3,631
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	3,145	3,184
Station Casinos LLC 4.5% 2/15/28 (c)	16,005	16,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	6,396	6,484
Wynn Macau Ltd.:
5.5% 10/1/27 (c)	4,718	4,401
5.625% 8/26/28 (c)	3,870	3,578
		112,392
Healthcare - 8.8%
180 Medical, Inc. 3.875% 10/15/29 (c)	7,070	7,110
AMN Healthcare 4% 4/15/29 (c)	9,044	9,180
Avantor Funding, Inc.:
3.875% 11/1/29 (c)	12,005	12,001
4.625% 7/15/28 (c)	10,145	10,525
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	6,435	6,627
5% 1/30/28 (c)	9,705	8,958
7% 1/15/28 (c)	11,240	11,382
Cano Health, Inc. 6.25% 10/1/28 (c)	5,515	5,547
Catalent Pharma Solutions 3.5% 4/1/30 (c)	11,745	11,657
Centene Corp.:
3.375% 2/15/30	8,220	8,436
4.625% 12/15/29	4,825	5,205
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	3,220	3,252
4.25% 5/1/28 (c)	833	858
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	9,690	9,690
5.625% 3/15/27 (c)	27,575	28,856
6% 1/15/29 (c)	9,925	10,446
6.125% 4/1/30 (c)	8,060	7,923
6.875% 4/15/29 (c)	9,755	10,035
8% 3/15/26 (c)	22,381	23,612
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (c)	5,820	5,907
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	23,955	24,074
Grifols Escrow Issuer SA 4.75% 10/15/28 (c)	8,287	8,411
HealthEquity, Inc. 4.5% 10/1/29 (c)	14,665	14,830
Hologic, Inc.:
3.25% 2/15/29 (c)	7,785	7,722
4.625% 2/1/28 (c)	144	150
Jazz Securities DAC 4.375% 1/15/29 (c)	15,105	15,520
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	2,200	2,238
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	3,650	3,764
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (c)	16,130	16,049
5.25% 10/1/29 (c)	8,510	8,638
Option Care Health, Inc. 4.375% 10/31/29 (c)	8,995	9,083
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	14,995	15,201
5.125% 4/30/31 (c)	5,955	6,142
Owens & Minor, Inc. 4.5% 3/31/29 (c)	2,825	2,836
Radiology Partners, Inc. 9.25% 2/1/28 (c)	8,870	9,402
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	14,720	14,720
Teleflex, Inc. 4.25% 6/1/28 (c)	1,665	1,711
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	11,255	11,393
4.625% 6/15/28 (c)	12,728	13,189
6.125% 10/1/28 (c)	18,725	19,660
6.25% 2/1/27 (c)	3,394	3,526
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	5,574	5,915
Vizient, Inc. 6.25% 5/15/27 (c)	660	692
		412,073
Homebuilders/Real Estate - 3.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (c)	2,725	2,701
Howard Hughes Corp.:
4.125% 2/1/29 (c)	3,575	3,579
4.375% 2/1/31 (c)	3,575	3,576
Kennedy-Wilson, Inc. 4.75% 2/1/30	14,135	14,223
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	12,970	13,440
TopBuild Corp. 4.125% 2/15/32 (c)	10,125	10,214
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	24,365	24,460
6.5% 2/15/29 (c)	71,110	71,940
		144,133
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	10,010	9,766
3.75% 5/1/29 (c)	1,315	1,315
4% 5/1/31 (c)	4,735	4,758
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	4,760	4,917
		20,756
Insurance - 1.5%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)(d)	13,515	13,508
6.75% 10/15/27 (c)	34,563	35,686
AmWINS Group, Inc. 4.875% 6/30/29 (c)	15,910	15,860
AssuredPartners, Inc. 5.625% 1/15/29 (c)	3,570	3,543
		68,597
Leisure - 2.5%
Carnival Corp.:
4% 8/1/28 (c)	11,175	11,175
5.75% 3/1/27 (c)	19,405	19,750
6% 5/1/29 (c)(d)	15,005	15,035
6.65% 1/15/28	810	851
7.625% 3/1/26 (c)	20,635	21,741
NCL Corp. Ltd. 5.875% 3/15/26 (c)	2,355	2,361
NCL Finance Ltd. 6.125% 3/15/28 (c)	1,795	1,811
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	11,500	11,155
5.5% 8/31/26 (c)	11,630	11,848
5.5% 4/1/28 (c)	13,530	13,767
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	1,740	1,727
Voc Escrow Ltd. 5% 2/15/28 (c)	5,200	5,161
		116,382
Metals/Mining - 0.6%
First Quantum Minerals Ltd. 6.875% 10/15/27 (c)	10,200	10,935
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	8,805	8,915
4.5% 9/15/27 (c)	110	115
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	2,410	2,404
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	7,409	7,571
		29,940
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (c)	11,060	10,998
Glatfelter Corp. 4.75% 11/15/29 (c)	3,810	3,881
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	9,680	9,704
SPA Holdings 3 OY 4.875% 2/4/28 (c)	12,635	12,597
		37,180
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	14,490	14,164
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	15,716	15,225
Yum! Brands, Inc. 4.625% 1/31/32	9,720	10,133
		25,358
Services - 6.5%
ADT Corp. 4.125% 8/1/29 (c)	11,320	11,157
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	20,160	20,362
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (c)	11,005	10,830
6.625% 7/15/26 (c)	1,740	1,828
APX Group, Inc. 6.75% 2/15/27 (c)	7,160	7,554
Aramark Services, Inc. 5% 2/1/28 (c)	23,872	24,409
Ascend Learning LLC:
6.875% 8/1/25 (c)	5,298	5,384
6.875% 8/1/25 (c)	9,631	9,788
ASGN, Inc. 4.625% 5/15/28 (c)	4,995	5,157
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	4,087	4,054
4.625% 6/1/28 (c)	11,153	11,052
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	23,915	24,258
4% 7/1/29 (c)	1,930	1,954
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	22,460	22,320
CoreCivic, Inc.:
4.75% 10/15/27	5,530	5,088
8.25% 4/15/26	23,750	24,274
Gartner, Inc.:
3.625% 6/15/29 (c)	2,760	2,774
3.75% 10/1/30(c)	3,665	3,715
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	23,604	24,430
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	14,125	14,337
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (c)	199	191
5.75% 4/15/26 (c)	199	213
Service Corp. International:
4% 5/15/31	7,025	7,174
5.125% 6/1/29	6,728	7,265
Sotheby's 7.375% 10/15/27 (c)	23,150	24,394
The GEO Group, Inc. 6% 4/15/26	3,720	3,227
TriNet Group, Inc. 3.5% 3/1/29 (c)	11,040	11,069
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	16,787	17,354
		305,612
Steel - 0.2%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	8,125	8,277
Super Retail - 0.9%
Academy Ltd. 6% 11/15/27 (c)	908	967
Bath & Body Works, Inc.:
5.25% 2/1/28	1,045	1,127
6.625% 10/1/30 (c)	1,610	1,801
6.694% 1/15/27	3,785	4,296
EG Global Finance PLC:
6.75% 2/7/25 (c)	8,778	8,986
8.5% 10/30/25 (c)	10,693	11,067
Levi Strauss & Co. 3.5% 3/1/31 (c)	6,205	6,236
Wolverine World Wide, Inc. 4% 8/15/29 (c)	9,090	8,975
		43,455
Technology - 4.8%
Acuris Finance U.S. 5% 5/1/28 (c)	17,010	16,755
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	8,490	8,558
6.125% 12/1/28 (c)	8,340	8,434
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	9,100	9,055
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	3,435	3,396
4.875% 7/1/29 (c)	3,250	3,236
CommScope, Inc.:
4.75% 9/1/29 (c)	3,300	3,238
6% 3/1/26 (c)	2,995	3,085
7.125% 7/1/28 (c)	5,525	5,449
8.25% 3/1/27 (c)	600	611
Elastic NV 4.125% 7/15/29 (c)	11,260	11,202
Gartner, Inc. 4.5% 7/1/28 (c)	4,860	5,060
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	15,910	16,308
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	6,000	6,600
ON Semiconductor Corp. 3.875% 9/1/28 (c)	3,980	4,025
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	11,102	11,286
Rackspace Hosting, Inc.:
3.5% 2/15/28 (c)	8,240	7,872
5.375% 12/1/28 (c)	58,949	56,738
Roblox Corp. 3.875% 5/1/30 (c)	11,560	11,517
Sensata Technologies BV 4% 4/15/29 (c)	4,865	4,941
TTM Technologies, Inc. 4% 3/1/29 (c)	20,995	20,808
Twilio, Inc. 3.875% 3/15/31	3,555	3,590
		221,764
Telecommunications - 12.5%
Altice Financing SA:
5% 1/15/28 (c)	21,918	21,121
5.75% 8/15/29 (c)	41,295	40,624
Altice France Holding SA 6% 2/15/28 (c)	19,923	18,852
Altice France SA:
5.125% 1/15/29 (c)	24,489	23,754
5.125% 7/15/29 (c)	16,680	16,245
5.5% 1/15/28 (c)	25,100	25,156
5.5% 10/15/29 (c)	17,620	17,271
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	68,097	71,587
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	2,379	2,316
5.625% 9/15/28 (c)	1,395	1,379
Consolidated Communications, Inc. 5% 10/1/28 (c)	2,595	2,621
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	21,600	21,951
5.875% 10/15/27 (c)	21,333	22,346
5.875% 11/1/29	10,304	10,265
6% 1/15/30 (c)	5,905	5,933
6.75% 5/1/29 (c)	10,390	10,689
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	5,309	5,023
4.25% 7/1/28 (c)	13,680	13,525
4.625% 9/15/27 (c)	13,635	13,976
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	22,935	22,161
5.125% 12/15/26 (c)	14,845	15,190
6.875% 1/15/28	3,445	3,837
Millicom International Cellular SA:
4.5% 4/27/31 (c)	5,937	6,088
5.125% 1/15/28 (c)	3,259	3,390
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	1,565	1,502
Sable International Finance Ltd. 5.75% 9/7/27 (c)	5,707	5,935
Sprint Capital Corp.:
6.875% 11/15/28	20,702	26,176
8.75% 3/15/32	20,927	31,322
Telecom Italia Capital SA:
6% 9/30/34	3,767	4,191
7.2% 7/18/36	5,424	6,602
7.721% 6/4/38	1,075	1,371
Uniti Group, Inc.:
6% 1/15/30 (c)	19,290	19,049
7.875% 2/15/25 (c)	20,108	21,148
Virgin Media Finance PLC 5% 7/15/30 (c)	870	865
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	14,430	14,412
5.5% 5/15/29 (c)	5,458	5,759
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	8,414	8,192
Windstream Escrow LLC 7.75% 8/15/28 (c)	20,935	22,144
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	4,595	4,463
6.125% 3/1/28 (c)	14,788	14,434
		582,865
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (c)	16,135	15,997
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	2,855	2,904
Seaspan Corp. 5.5% 8/1/29 (c)	15,650	15,805
		18,709
Utilities - 3.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	11,405	11,291
4.75% 3/15/28 (c)	1,670	1,767
DCP Midstream Operating LP 5.125% 5/15/29	6,414	7,264
Global Partners LP/GLP Finance Corp. 7% 8/1/27	9,171	9,561
InterGen NV 7% 6/30/23 (c)	21,432	21,057
NRG Energy, Inc.:
3.375% 2/15/29 (c)	7,295	7,113
3.625% 2/15/31 (c)	3,645	3,547
5.25% 6/15/29 (c)	5,795	6,172
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	7,646	8,181
PG&E Corp.:
5% 7/1/28	15,980	16,619
5.25% 7/1/30	31,535	32,946
Pike Corp. 5.5% 9/1/28 (c)	19,192	19,528
Vistra Operations Co. LLC:
5% 7/31/27 (c)	9,361	9,595
5.625% 2/15/27 (c)	6,900	7,109
		161,750

TOTAL NONCONVERTIBLE BONDS		4,287,323

TOTAL CORPORATE BONDS
(Cost $4,318,682)		4,304,359
	Shares	Value (000s)

Common Stocks - 1.1%
Energy - 0.5%
California Resources Corp. (f)	29,160	1,345
California Resources Corp. warrants 10/27/24 (f)	5,070	79
Forbes Energy Services Ltd. (f)	47,062	1
Jonah Energy Parent LLC (b)	230,196	11,917
Mesquite Energy, Inc. (b)(f)	231,165	8,939

TOTAL ENERGY		22,281

Food & Drug Retail - 0.6%
Southeastern Grocers, Inc. (a)(b)(f)	1,337,468	30,213
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(f)	1	24
GTT Communications, Inc. rights (b)(f)	447,381	447

TOTAL TELECOMMUNICATIONS		471

TOTAL COMMON STOCKS
(Cost $30,037)		52,965
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.2%
Broadcasting - 0.2%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (g)(h)(i)	12,588	6,609
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(h)(i)	5,955	5,936
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (g)(h)(i)	1,236	1,234
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(g)(h)(i)	11,456	11,170
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (h)(i)(j)	7,010	6,998

TOTAL CHEMICALS		18,168

Energy - 0.2%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (g)(h)(i)	6,571	6,543
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (g)(h)(i)	4,507	4,488
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(h)(i)	4,288	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(h)(i)	1,830	0

TOTAL ENERGY		11,031

Gaming - 0.5%
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (g)(h)(i)	25,428	25,287
Healthcare - 0.6%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(h)(i)	19,412	19,445
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (g)(h)(i)	5,975	5,932

TOTAL HEALTHCARE		25,377

Insurance - 0.7%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/6/27 (h)(i)(j)	10,513	10,487
3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (g)(h)(i)	10,513	10,492
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8748% 4/25/25 (g)(h)(i)	9,852	9,738

TOTAL INSURANCE		30,717

Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (g)(h)(i)	14,350	14,242
Services - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (g)(h)(i)	3,940	3,938
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (g)(h)(i)	1,171	1,160
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (g)(h)(i)	731	724

TOTAL SERVICES		5,822

Technology - 0.5%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(h)(i)	2,807	2,814
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.337% 4/4/26 (g)(h)(i)	900	887
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (g)(h)(i)	3,776	3,748
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (g)(h)(i)	10,801	10,824
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (g)(h)(i)	6,686	6,694

TOTAL TECHNOLOGY		24,967

Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.88% 5/31/25 (g)(h)(i)	12,244	10,358
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (g)(h)(i)	820	828
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (g)(h)(i)(k)	8,620	8,680
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8336% 4/30/27 (g)(h)(i)	6,910	6,876

TOTAL TELECOMMUNICATIONS		26,742

TOTAL BANK LOAN OBLIGATIONS
(Cost $200,518)		196,132
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.06% (l)
(Cost $101,021)	101,010,107	101,030
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,650,258)		4,654,486
NET OTHER ASSETS (LIABILITIES) - 0.4%		18,789
NET ASSETS - 100%		$4,673,275

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,249,000 or 1.0% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,588,788,000 or 76.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,437,000 and $1,447,000, respectively.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 10/15/21	$3,023
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	$1,755
Southeastern Grocers, Inc.	6/1/18	$9,408

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$291,146	$1,226,928	$1,417,044	$50	$--	$--	$101,030	0.2%
Total	$291,146	$1,226,928	$1,417,044	$50	$--	$--	$101,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$24	$--	$--	$24
Consumer Staples	30,213	--	--	30,213
Energy	22,281	1,425	--	20,856
Information Technology	447	--	--	447
Corporate Bonds	4,304,359	--	4,287,323	17,036
Bank Loan Obligations	196,132	--	184,962	11,170
Money Market Funds	101,030	101,030	--	--
Total Investments in Securities:	$4,654,486	$102,455	$4,472,285	$79,746

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$70,319
Net Realized Gain (Loss) on Investment Securities	28,160
Net Unrealized Gain (Loss) on Investment Securities	17,541
Cost of Purchases	21,055
Proceeds of Sales	(57,350)
Amortization/Accretion	21
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$79,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2021	$17,542

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.4%
Canada	4.7%
Luxembourg	3.3%
Multi-National	2.4%
Ireland	2.1%
Netherlands	1.9%
France	1.7%
United Kingdom	1.5%
Panama	1.5%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,549,237)	$4,553,456
Fidelity Central Funds (cost $101,021)	101,030
Total Investment in Securities (cost $4,650,258)		$4,654,486
Receivable for investments sold		52,206
Receivable for fund shares sold		3,434
Interest receivable		61,767
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		11
Total assets		4,771,911
Liabilities
Payable to custodian bank	$789
Payable for investments purchased
Regular delivery	45,465
Delayed delivery	43,974
Payable for fund shares redeemed	2,977
Distributions payable	2,631
Accrued management fee	2,136
Distribution and service plan fees payable	57
Other affiliated payables	524
Other payables and accrued expenses	83
Total liabilities		98,636
Net Assets		$4,673,275
Net Assets consist of:
Paid in capital		$4,808,810
Total accumulated earnings (loss)		(135,535)
Net Assets		$4,673,275
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($148,767 ÷ 17,053 shares)(a)		$8.72
Maximum offering price per share (100/96.00 of $8.72)		$9.08
Class M:
Net Asset Value and redemption price per share ($35,043 ÷ 4,017 shares)(a)		$8.72
Maximum offering price per share (100/96.00 of $8.72)		$9.08
Class C:
Net Asset Value and offering price per share ($22,624 ÷ 2,592 shares)(a)		$8.73
Fidelity High Income Fund:
Net Asset Value, offering price and redemption price per share ($3,793,213 ÷ 434,779 shares)		$8.72
Class I:
Net Asset Value, offering price and redemption price per share ($99,755 ÷ 11,430 shares)		$8.73
Class Z:
Net Asset Value, offering price and redemption price per share ($573,873 ÷ 65,786 shares)		$8.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$2,675
Interest		146,951
Income from Fidelity Central Funds		50
Total income		149,676
Expenses
Management fee	$16,311
Transfer agent fees	3,408
Distribution and service plan fees	359
Accounting fees and expenses	606
Custodian fees and expenses	19
Independent trustees' fees and expenses	12
Registration fees	120
Audit	56
Legal	47
Miscellaneous	17
Total expenses before reductions	20,955
Expense reductions	(87)
Total expenses after reductions		20,868
Net investment income (loss)		128,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,673
Redemptions in-kind with affiliated entities	181,406
Total net realized gain (loss)		255,079
Change in net unrealized appreciation (depreciation) on investment securities		(222,037)
Net gain (loss)		33,042
Net increase (decrease) in net assets resulting from operations		$161,850

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,808	$323,420
Net realized gain (loss)	255,079	(56,779)
Change in net unrealized appreciation (depreciation)	(222,037)	600,511
Net increase (decrease) in net assets resulting from operations	161,850	867,152
Distributions to shareholders	(123,826)	(315,556)
Share transactions - net increase (decrease)	(3,977,511)	3,350,568
Total increase (decrease) in net assets	(3,939,487)	3,902,164
Net Assets
Beginning of period	8,612,762	4,710,598
End of period	$4,673,275	$8,612,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.176	.368	.438	.192
Net realized and unrealized gain (loss)	.002	.772	(.908)	.286
Total from investment operations	.178	1.140	(.470)	.478
Distributions from net investment income	(.168)	(.360)	(.430)	(.208)
Total distributions	(.168)	(.360)	(.430)	(.208)
Net asset value, end of period	$8.72	$8.71	$7.93	$8.83
Total ReturnC,D,E	2.05%	14.56%	(5.63)%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%H	.98%	.98%	.99%H
Expenses net of fee waivers, if any	.97%H	.98%	.98%	.99%H
Expenses net of all reductions	.97%H	.98%	.98%	.99%H
Net investment income (loss)	4.00%H	4.32%	5.04%	5.60%H
Supplemental Data
Net assets, end of period (in millions)	$149	$148	$144	$170
Portfolio turnover rateI	66%H,J	62%	44%J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.176	.367	.438	.191
Net realized and unrealized gain (loss)	.002	.772	(.909)	.286
Total from investment operations	.178	1.139	(.471)	.477
Distributions from net investment income	(.168)	(.359)	(.429)	(.207)
Total distributions	(.168)	(.359)	(.429)	(.207)
Net asset value, end of period	$8.72	$8.71	$7.93	$8.83
Total ReturnC,D,E	2.05%	14.55%	(5.64)%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.99%	.99%	1.01%H
Expenses net of fee waivers, if any	.98%H	.99%	.99%	1.01%H
Expenses net of all reductions	.98%H	.99%	.99%	1.01%H
Net investment income (loss)	3.99%H	4.31%	5.02%	5.59%H
Supplemental Data
Net assets, end of period (in millions)	$35	$36	$40	$50
Portfolio turnover rateI	66%H,J	62%	44%J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.143	.302	.372	.166
Net realized and unrealized gain (loss)	.011	.772	(.909)	.285
Total from investment operations	.154	1.074	(.537)	.451
Distributions from net investment income	(.134)	(.294)	(.363)	(.181)
Total distributions	(.134)	(.294)	(.363)	(.181)
Net asset value, end of period	$8.73	$8.71	$7.93	$8.83
Total ReturnC,D,E	1.78%	13.68%	(6.35)%	5.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.75%	1.75%	1.77%H
Expenses net of fee waivers, if any	1.73%H	1.75%	1.75%	1.77%H
Expenses net of all reductions	1.73%H	1.75%	1.75%	1.77%H
Net investment income (loss)	3.23%H	3.55%	4.27%	4.84%H
Supplemental Data
Net assets, end of period (in millions)	$23	$30	$36	$52
Portfolio turnover rateI	66%H,J	62%	44%J	62%K

 A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$7.93	$8.83	$8.83	$8.94	$8.31
Income from Investment Operations
Net investment income (loss)A	.189	.392	.464	.493	.513	.501
Net realized and unrealized gain (loss)	.002	.772	(.909)	–B	(.137)	.597
Total from investment operations	.191	1.164	(.445)	.493	.376	1.098
Distributions from net investment income	(.181)	(.384)	(.455)	(.493)	(.486)	(.469)
Total distributions	(.181)	(.384)	(.455)	(.493)	(.486)	(.469)
Redemption fees added to paid in capitalA	–	–	–	–	–B	.001
Net asset value, end of period	$8.72	$8.71	$7.93	$8.83	$8.83	$8.94
Total ReturnC,D	2.20%	14.89%	(5.35)%	5.83%	4.27%	13.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.69%	.69%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.68%G	.69%	.69%	.70%	.70%	.72%
Expenses net of all reductions	.68%G	.69%	.69%	.70%	.70%	.72%
Net investment income (loss)	4.28%G	4.61%	5.33%	5.66%	5.73%	5.81%
Supplemental Data
Net assets, end of period (in millions)	$3,793	$4,139	$3,871	$4,392	$4,324	$4,492
Portfolio turnover rateH	66%G,I	62%	44%I	62%J	51%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.196	.390	.458	.199
Net realized and unrealized gain (loss)	.012	.771	(.907)	.286
Total from investment operations	.208	1.161	(.449)	.485
Distributions from net investment income	(.188)	(.381)	(.451)	(.215)
Total distributions	(.188)	(.381)	(.451)	(.215)
Net asset value, end of period	$8.73	$8.71	$7.93	$8.83
Total ReturnC,D	2.40%	14.85%	(5.40)%	5.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.73%	.74%	.78%G
Expenses net of fee waivers, if any	.70%G	.73%	.74%	.78%G
Expenses net of all reductions	.70%G	.73%	.74%	.78%G
Net investment income (loss)	4.27%G	4.57%	5.28%	5.81%G
Supplemental Data
Net assets, end of period (in millions)	$100	$4,010	$558	$448
Portfolio turnover rateH	66%G,I	62%	44%I	62%J

 A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity High Income Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss)B	.191	.399	.464	.201
Net realized and unrealized gain (loss)	.003	.770	(.904)	.289
Total from investment operations	.194	1.169	(.440)	.490
Distributions from net investment income	(.184)	(.389)	(.460)	(.220)
Total distributions	(.184)	(.389)	(.460)	(.220)
Net asset value, end of period	$8.72	$8.71	$7.93	$8.83
Total ReturnC,D	2.23%	14.96%	(5.30)%	5.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.63%	.63%	.64%G
Expenses net of fee waivers, if any	.62%G	.63%	.63%	.64%G
Expenses net of all reductions	.62%G	.62%	.63%	.63%G
Net investment income (loss)	4.35%G	4.67%	5.39%	5.85%G
Supplemental Data
Net assets, end of period (in millions)	$574	$250	$61	$13
Portfolio turnover rateH	66%G,I	62%	44%I	62%J

 A For the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$51,540	Market comparable	Transaction price	$29.35	Increase
			Discount rate	10.0% - 20.0% / 15.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7 - 4.2 / 4.0	Increase
		Recovery value	Recovery value	1.0% - 45,228.2% / 2,280.9%	Increase
		Discounted cash flow	Discount for lack of marketability	10.0%	Decrease
			Weighted average cost of capital (WACC)	8.6%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$17,036	Market comparable	Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7	Increase
		Recovery value	Recovery value	0.0%	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$11,170	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$97.50	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain conversion ratio adjustments, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$109,284
Gross unrealized depreciation	(101,319)
Net unrealized appreciation (depreciation)	$7,965
Tax cost	$4,646,521

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(105,140)
Long-term	(322,456)
Total capital loss carryforward	$(427,596)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the fund at period end.

Commitment Amount
Fidelity High Income Fund	$55,000

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Fund	1,879,282	1,913,950

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$189	$1
Class M	-%	.25%	44	–(a)
Class C	.75%	.25%	126	12
			$359	$13

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	1
Class C(a)	–(b)
$7

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$115.15
Class M	29.16
Class C	22.17
Fidelity High Income Fund	2,234.11
Class I	903.13
Class Z	105.05
	$3,408

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity High Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity High Income Fund	441,966	181,406	3,876,044	Class I

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity High Income Fund	$5

7. Expense Reductions.

Effective July 1, 2021, FIIOC voluntarily agreed to waive Class I transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver will remain in place through June 30, 2022.

	Transfer Agent Fees Limitation	Waiver
Class I	.15%	$35

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $52.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity High Income Fund
Distributions to shareholders
Class A	$2,890	$6,259
Class M	682	1,679
Class C	387	1,222
Fidelity High Income Fund	82,560	189,847
Class I	28,521	107,936
Class Z	8,786	8,613
Total	$123,826	$315,556

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2021	Year ended April 30, 2021	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity High Income Fund
Class A
Shares sold	1,452	2,258	$12,717	$19,321
Reinvestment of distributions	299	654	2,621	5,572
Shares redeemed	(1,724)	(4,027)	(15,125)	(34,214)
Net increase (decrease)	27	(1,115)	$213	$(9,321)
Class M
Shares sold	111	417	$977	$3,545
Reinvestment of distributions	69	179	609	1,524
Shares redeemed	(319)	(1,542)	(2,791)	(13,162)
Net increase (decrease)	(139)	(946)	$(1,205)	$(8,093)
Class C
Shares sold	212	490	$1,863	$4,159
Reinvestment of distributions	41	133	357	1,134
Shares redeemed	(1,085)	(1,765)	(9,471)	(15,113)
Net increase (decrease)	(832)	(1,142)	$(7,251)	$(9,820)
Fidelity High Income Fund
Shares sold	38,903	154,848	$341,249	$1,314,275
Reinvestment of distributions	7,692	18,289	67,394	155,903
Shares redeemed	(87,211)	(186,129)	(763,676)	(1,590,238)
Net increase (decrease)	(40,616)	(12,992)	$(355,033)	$(120,060)
Class I
Shares sold	30,731	427,069	$267,866	$3,636,803
Reinvestment of distributions	3,103	11,329	27,076	97,348
Shares redeemed	(483,008)	(48,201)	(4,234,449)	(412,228)
Net increase (decrease)	(449,174)	390,197	$(3,939,507)	$3,321,923
Class Z
Shares sold	45,649	29,771	$399,897	$251,887
Reinvestment of distributions	973	945	8,529	8,117
Shares redeemed	(9,495)	(9,762)	(83,154)	(84,065)
Net increase (decrease)	37,127	20,954	$325,272	$175,939

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity High Income Fund
Class A	.97%
Actual		$1,000.00	$1,020.50	$4.94
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class M	.98%
Actual		$1,000.00	$1,020.50	$4.99
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class C	1.73%
Actual		$1,000.00	$1,017.80	$8.80
Hypothetical-C		$1,000.00	$1,016.48	$8.79
Fidelity High Income Fund	.68%
Actual		$1,000.00	$1,022.00	$3.47
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Class I	.70%
Actual		$1,000.00	$1,024.00	$3.57
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Class Z	.62%
Actual		$1,000.00	$1,022.30	$3.16
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in September 2018 and November 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity High Income Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SPH-SANN-1221
1.538299.124

Fidelity® Focused High Income Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Sprint Capital Corp.	3.6
Occidental Petroleum Corp.	3.1
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.3
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3
PG&E Corp.	2.3
13.6

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Energy	17.4
Telecommunications	10.5
Utilities	9.0
Healthcare	5.8
Diversified Financial Services	5.0

Quality Diversification (% of fund's net assets)

As of October 31, 2021
BBB	1.4%
BB	69.3%
B	23.5%
CCC,CC,C	0.2%
Not Rated	0.3%
Equities	0.1%
Short-Term Investments and Net Other Assets	5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Nonconvertible Bonds	91.6%
Convertible Bonds, Preferred Stocks	0.5%
Common Stocks	0.1%
Bank Loan Obligations	1.4%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 12.2%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.1%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,193,100
3.375% 8/15/26	680,000	692,809
		1,885,909
Nonconvertible Bonds - 91.6%
Aerospace - 3.3%
BWX Technologies, Inc. 4.125% 6/30/28 (a)	795,000	804,938
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	808,806
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	1,730,000	1,751,106
Moog, Inc. 4.25% 12/15/27(a)	1,440,000	1,482,322
Rolls-Royce PLC 5.75% 10/15/27 (a)	1,115,000	1,233,803
Science Applications Internati 4.875% 4/1/28 (a)	150,000	154,500
TransDigm, Inc.:
6.25% 3/15/26 (a)	4,115,000	4,295,031
7.5% 3/15/27	145,000	152,069
8% 12/15/25 (a)	1,505,000	1,600,944
		12,283,519
Air Transportation - 0.2%
United Airlines, Inc. 4.375% 4/15/26 (a)	750,000	775,853
Automotive & Auto Parts - 1.7%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	1,115,000	1,071,794
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	304,646
4% 11/13/30	1,495,000	1,560,406
4.687% 6/9/25	2,140,000	2,287,767
5.125% 6/16/25	530,000	575,050
LCM Investments Holdings 4.875% 5/1/29 (a)	165,000	169,425
Thor Industries, Inc. 4% 10/15/29 (a)	500,000	495,150
		6,464,238
Banks & Thrifts - 0.5%
Ally Financial, Inc. 8% 11/1/31	450,000	644,321
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	1,185,000	1,176,113
		1,820,434
Broadcasting - 2.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	1,390,000	785,350
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	410,000	407,950
Sirius XM Radio, Inc.:
3.875% 9/1/31 (a)	390,000	374,646
4.125% 7/1/30 (a)	2,000,000	1,991,080
5% 8/1/27 (a)	2,285,000	2,384,969
5.5% 7/1/29 (a)	625,000	674,219
Tegna, Inc.:
4.625% 3/15/28	1,645,000	1,659,394
5% 9/15/29	210,000	212,609
		8,490,217
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,320,000	1,372,800
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (a)	1,300,000	1,300,000
		2,672,800
Cable/Satellite TV - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	3,080,000	3,066,140
4.5% 8/15/30 (a)	675,000	687,069
4.5% 6/1/33 (a)	785,000	783,038
5% 2/1/28 (a)	1,780,000	1,851,200
5.125% 5/1/27 (a)	2,110,000	2,186,488
CSC Holdings LLC:
4.125% 12/1/30 (a)	2,835,000	2,714,513
5.375% 2/1/28 (a)	1,500,000	1,545,000
5.5% 4/15/27 (a)	1,320,000	1,362,900
5.75% 1/15/30 (a)	1,600,000	1,578,720
Ziggo Bond Co. BV 6% 1/15/27 (a)	300,000	309,750
Ziggo BV 4.875% 1/15/30 (a)	475,000	482,781
		16,567,599
Chemicals - 4.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	935,000	961,881
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	6,081
5.15% 3/15/34	3,055,000	3,710,404
5.375% 3/15/44	475,000	608,670
LSB Industries, Inc. 6.25% 10/15/28 (a)	235,000	237,207
Methanex Corp.:
5.125% 10/15/27	1,405,000	1,478,411
5.25% 12/15/29	160,000	169,600
5.65% 12/1/44	991,000	1,021,027
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	1,710,000	1,799,724
Olin Corp.:
5% 2/1/30	3,480,000	3,671,400
5.125% 9/15/27	1,695,000	1,760,681
SPCM SA 3.125% 3/15/27 (a)	385,000	380,669
The Chemours Co. LLC:
4.625% 11/15/29 (a)	385,000	370,563
5.375% 5/15/27	1,000,000	1,055,000
5.75% 11/15/28 (a)	505,000	518,888
Valvoline, Inc. 4.25% 2/15/30 (a)	255,000	258,825
W.R. Grace Holding LLC 4.875% 6/15/27 (a)	505,000	512,954
		18,521,985
Consumer Products - 1.9%
Mattel, Inc.:
3.75% 4/1/29 (a)	745,000	773,906
5.45% 11/1/41	125,000	147,500
6.2% 10/1/40	950,000	1,211,250
Newell Brands, Inc.:
5.875% 4/1/36	490,000	594,125
6% 4/1/46	2,080,000	2,612,251
Nordstrom, Inc. 4.375% 4/1/30	930,000	946,238
Prestige Brands, Inc. 3.75% 4/1/31 (a)	600,000	579,705
Tempur Sealy International, Inc. 3.875% 10/15/31 (a)	395,000	391,425
		7,256,400
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (a)	50,000	51,002
Ball Corp. 3.125% 9/15/31	1,340,000	1,303,150
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	1,215,000	1,262,057
		2,616,209
Diversified Financial Services - 5.0%
Coinbase Global, Inc.:
3.375% 10/1/28 (a)	965,000	931,225
3.625% 10/1/31 (a)	965,000	919,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	6,973,200
6.25% 5/15/26	1,620,000	1,696,950
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	845,000	849,217
LPL Holdings, Inc. 4% 3/15/29 (a)	1,520,000	1,550,400
MSCI, Inc.:
3.25% 8/15/33 (a)	310,000	311,200
4% 11/15/29 (a)	2,000,000	2,090,000
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	1,119,238
3.875% 9/15/28	575,000	560,625
6.875% 3/15/25	1,105,000	1,233,456
7.125% 3/15/26	500,000	567,500
		18,802,174
Diversified Media - 1.0%
Lamar Media Corp. 3.625% 1/15/31	915,000	897,286
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (a)	910,000	946,159
5.875% 10/1/30 (a)	905,000	947,354
Twitter, Inc. 3.875% 12/15/27 (a)	930,000	978,044
		3,768,843
Energy - 17.3%
Apache Corp.:
4.25% 1/15/30	215,000	228,438
5.1% 9/1/40	600,000	672,390
5.25% 2/1/42	905,000	1,018,125
5.35% 7/1/49	150,000	172,208
Cheniere Energy Partners LP:
3.25% 1/31/32 (a)	385,000	381,612
4% 3/1/31 (a)	1,625,000	1,690,026
Cheniere Energy, Inc. 4.625% 10/15/28	1,085,000	1,137,840
Citgo Petroleum Corp. 6.375% 6/15/26 (a)	1,160,000	1,194,800
CNX Midstream Partners LP 4.75% 4/15/30 (a)	160,000	160,200
Continental Resources, Inc. 5.75% 1/15/31 (a)	1,630,000	1,951,925
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,928,000	1,973,790
5.75% 4/1/25	3,007,000	3,083,889
6% 2/1/29 (a)	2,500,000	2,590,912
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,200,000	1,185,412
5.75% 2/15/28 (a)	150,000	147,750
DCP Midstream Operating LP:
5.375% 7/15/25	640,000	707,200
5.6% 4/1/44	85,000	102,000
6.45% 11/3/36 (a)	380,000	490,200
8.125% 8/16/30	25,000	33,875
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (a)	735,000	771,750
6.625% 7/15/25 (a)	170,000	179,271
EnLink Midstream LLC 5.625% 1/15/28 (a)	195,000	206,765
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	242,888
5.45% 6/1/47	530,000	530,000
5.6% 4/1/44	895,000	877,906
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	985,000	1,019,795
5.5% 7/15/28	800,000	881,144
6.5% 7/1/27 (a)	785,000	873,313
6.5% 7/15/48	485,000	576,869
EQT Corp. 3.9% 10/1/27	1,450,000	1,547,875
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,070,000	1,111,409
5.625% 2/15/26 (a)	2,310,000	2,393,738
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	330,000	338,679
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	1,360,000	1,363,400
New Fortress Energy, Inc. 6.5% 9/30/26 (a)	1,040,000	1,010,714
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	822,150
4.2% 3/15/48	530,000	516,501
4.3% 8/15/39	260,000	261,300
4.4% 4/15/46	815,000	824,589
4.4% 8/15/49	920,000	919,724
5.55% 3/15/26	1,275,000	1,407,281
6.125% 1/1/31	1,310,000	1,568,725
6.2% 3/15/40	255,000	308,949
6.45% 9/15/36	1,340,000	1,705,150
7.5% 5/1/31	1,780,000	2,317,400
7.875% 9/15/31	170,000	227,375
8.875% 7/15/30	580,000	785,900
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,630,000	2,564,250
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	1,285,000	1,368,525
4.95% 7/15/29 (a)	495,000	529,650
6.875% 4/15/40 (a)	190,000	215,175
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	1,152,825
5.875% 3/15/28	1,695,000	1,794,259
6% 4/15/27	25,000	26,188
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (a)	320,000	327,264
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	225,000	225,817
6% 3/1/27 (a)	980,000	1,015,525
6% 12/31/30 (a)	1,190,000	1,190,262
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (a)	2,110,000	2,177,457
4.875% 2/1/31	1,275,000	1,374,743
5.375% 2/1/27	2,245,000	2,323,575
5.5% 3/1/30	255,000	280,255
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (a)	480,000	488,400
4.125% 8/15/31 (a)	460,000	476,077
Western Gas Partners LP:
4.65% 7/1/26	808,000	872,640
5.3% 2/1/30	2,375,000	2,603,594
		65,519,633
Environmental - 0.5%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	970,000	1,005,163
Stericycle, Inc. 3.875% 1/15/29 (a)	815,000	802,775
		1,807,938
Food & Drug Retail - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (a)	3,810,000	3,755,460
4.875% 2/15/30 (a)	1,065,000	1,141,520
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	190,000	186,913
		5,083,893
Food/Beverage/Tobacco - 3.8%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	1,245,000	1,341,500
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,525,000	2,764,875
6.5% 4/15/29 (a)	3,890,000	4,313,038
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,820,000	1,972,207
4.25% 3/1/31	775,000	875,773
Post Holdings, Inc.:
4.625% 4/15/30 (a)	2,135,000	2,145,675
5.5% 12/15/29 (a)	590,000	627,613
5.625% 1/15/28 (a)	405,000	422,699
		14,463,380
Gaming - 3.0%
MCE Finance Ltd.:
4.875% 6/6/25 (a)	1,225,000	1,216,903
5.375% 12/4/29 (a)	465,000	457,444
5.75% 7/21/28 (a)	710,000	707,338
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	1,300,000	1,410,175
4.5% 1/15/28	1,525,000	1,650,813
4.625% 6/15/25 (a)	245,000	263,375
5.75% 2/1/27	270,000	307,800
MGM Resorts International 5.75% 6/15/25	866,000	935,280
VICI Properties, Inc.:
4.25% 12/1/26 (a)	1,210,000	1,253,354
4.625% 12/1/29 (a)	925,000	986,859
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	870,000	881,963
5.5% 3/1/25 (a)	900,000	915,188
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (a)	380,000	380,950
		11,367,442
Healthcare - 5.8%
180 Medical, Inc. 3.875% 10/15/29 (a)	200,000	201,128
Catalent Pharma Solutions 3.5% 4/1/30 (a)	1,700,000	1,687,250
Centene Corp.:
2.45% 7/15/28	75,000	74,746
2.5% 3/1/31	1,665,000	1,623,375
4.25% 12/15/27	1,635,000	1,712,663
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (a)	315,000	318,150
4.25% 5/1/28 (a)	90,000	92,700
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	2,465,000	2,477,226
Grifols Escrow Issuer SA 4.75% 10/15/28 (a)	200,000	203,000
HealthEquity, Inc. 4.5% 10/1/29 (a)	160,000	161,800
Hologic, Inc.:
3.25% 2/15/29 (a)	1,000,000	991,875
4.625% 2/1/28 (a)	1,650,000	1,718,063
IQVIA, Inc. 5% 5/15/27 (a)	820,000	849,987
Jazz Securities DAC 4.375% 1/15/29 (a)	350,000	359,625
Mozart Debt Merger Sub, Inc. 3.875% 4/1/29 (a)	1,150,000	1,144,250
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (a)	840,000	851,550
Owens & Minor, Inc. 4.5% 3/31/29 (a)	280,000	281,050
Teleflex, Inc. 4.25% 6/1/28 (a)	235,000	241,451
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	5,010,000	5,191,613
4.875% 1/1/26 (a)	595,000	609,875
5.125% 11/1/27 (a)	1,200,000	1,254,000
		22,045,377
Homebuilders/Real Estate - 1.6%
Century Communities, Inc. 3.875% 8/15/29 (a)	460,000	458,418
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (a)	495,000	490,669
Howard Hughes Corp. 4.375% 2/1/31 (a)	700,000	700,154
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	774,813
Service Properties Trust:
3.95% 1/15/28	75,000	69,750
4.375% 2/15/30	725,000	683,313
4.95% 2/15/27	1,090,000	1,073,650
4.95% 10/1/29	445,000	428,313
5.5% 12/15/27	415,000	434,060
TopBuild Corp. 4.125% 2/15/32 (a)	810,000	817,088
		5,930,228
Hotels - 1.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)	1,165,000	1,136,586
4% 5/1/31 (a)	2,780,000	2,793,302
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	460,575
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	525,000	542,351
		4,932,814
Leisure - 1.2%
Carnival Corp. 10.5% 2/1/26 (a)	2,005,000	2,329,810
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (a)	1,200,000	1,221,000
9.125% 6/15/23 (a)	230,000	249,729
11.5% 6/1/25 (a)	593,000	673,055
		4,473,594
Metals/Mining - 0.2%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	15,000	15,675
Howmet Aerospace, Inc. 5.95% 2/1/37	45,000	54,149
HudBay Minerals, Inc. 4.5% 4/1/26 (a)	240,000	239,400
Novelis Corp. 3.875% 8/15/31 (a)	385,000	375,876
		685,100
Paper - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (a)	310,000	315,813
Publishing/Printing - 0.3%
Meredith Corp. 6.5% 7/1/25	1,110,000	1,185,147
Restaurants - 0.1%
Yum! Brands, Inc. 3.625% 3/15/31	500,000	494,175
Services - 4.2%
ADT Corp.:
4.125% 8/1/29 (a)	385,000	379,468
4.875% 7/15/32 (a)	565,000	565,028
AECOM 5.125% 3/15/27	1,485,000	1,639,069
Aramark Services, Inc. 5% 2/1/28 (a)	1,685,000	1,722,913
ASGN, Inc. 4.625% 5/15/28 (a)	2,740,000	2,829,050
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (a)	1,395,000	1,415,018
4% 7/1/29 (a)	155,000	156,938
Gartner, Inc.:
3.625% 6/15/29 (a)	220,000	221,100
3.75% 10/1/30 (a)	470,000	476,463
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,030,000	1,066,050
Iron Mountain, Inc. 4.875% 9/15/29 (a)	1,115,000	1,151,907
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	2,225,000	2,131,305
Service Corp. International 5.125% 6/1/29	1,425,000	1,538,644
TriNet Group, Inc. 3.5% 3/1/29 (a)	710,000	711,860
		16,004,813
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (a)	110,000	112,063
Super Retail - 1.2%
Bath & Body Works, Inc. 6.625% 10/1/30 (a)	1,170,000	1,308,938
Gap, Inc. 3.875% 10/1/31 (a)	385,000	377,300
Hanesbrands, Inc. 4.875% 5/15/26 (a)	1,115,000	1,191,918
Levi Strauss & Co. 3.5% 3/1/31 (a)	630,000	633,150
The William Carter Co. 5.625% 3/15/27 (a)	465,000	481,856
Wolverine World Wide, Inc. 4% 8/15/29 (a)	575,000	567,703
		4,560,865
Technology - 3.5%
CDK Global, Inc. 5.25% 5/15/29 (a)	1,995,000	2,139,638
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	518,438
Entegris, Inc. 4.375% 4/15/28 (a)	730,000	756,463
Gartner, Inc. 4.5% 7/1/28 (a)	660,000	687,192
Match Group Holdings II LLC:
3.625% 10/1/31 (a)	575,000	558,176
4.125% 8/1/30 (a)	265,000	272,619
ON Semiconductor Corp. 3.875% 9/1/28 (a)	545,000	551,131
Open Text Corp. 3.875% 2/15/28 (a)	655,000	659,913
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	130,000	132,158
Qorvo, Inc.:
3.375% 4/1/31 (a)	1,115,000	1,152,676
4.375% 10/15/29	500,000	536,875
Roblox Corp. 3.875% 5/1/30 (a)	935,000	931,494
Sensata Technologies BV 4% 4/15/29 (a)	1,240,000	1,259,418
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,165,000	1,148,981
Square, Inc. 2.75% 6/1/26 (a)	380,000	384,178
TTM Technologies, Inc. 4% 3/1/29 (a)	550,000	545,113
Twilio, Inc. 3.875% 3/15/31	350,000	353,423
Viavi Solutions, Inc. 3.75% 10/1/29 (a)	770,000	764,456
		13,352,342
Telecommunications - 10.2%
Altice Financing SA:
5% 1/15/28 (a)	340,000	327,631
5.75% 8/15/29 (a)	1,380,000	1,357,575
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	1,510,000	1,587,388
Level 3 Financing, Inc.:
4.25% 7/1/28 (a)	2,645,000	2,614,953
4.625% 9/15/27 (a)	4,200,000	4,305,000
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	2,585,000	2,645,050
6.875% 1/15/28	60,000	66,825
Millicom International Cellular SA:
4.5% 4/27/31 (a)	1,890,000	1,938,195
5.125% 1/15/28 (a)	900,000	936,169
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,610,000	2,714,400
SBA Communications Corp. 3.875% 2/15/27	750,000	773,460
Sprint Capital Corp.:
6.875% 11/15/28	9,340,000	11,809,843
8.75% 3/15/32	1,150,000	1,721,263
Telecom Italia Capital SA:
6% 9/30/34	295,000	328,188
7.2% 7/18/36	2,965,000	3,608,998
Virgin Media Finance PLC 5% 7/15/30 (a)	105,000	104,405
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	1,060,000	1,058,675
5.5% 5/15/29 (a)	740,000	780,818
		38,678,836
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (a)	405,000	407,531
Foot Locker, Inc. 4% 10/1/29 (a)	200,000	198,284
		605,815
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (a)	385,000	388,815
Utilities - 9.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (a)	1,615,000	1,598,850
4.75% 3/15/28 (a)	195,000	206,310
DCP Midstream Operating LP:
5.125% 5/15/29	3,925,000	4,445,141
5.625% 7/15/27	1,035,000	1,180,895
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	1,039,373
InterGen NV 7% 6/30/23 (a)	1,635,000	1,606,388
NextEra Energy Partners LP 4.25% 9/15/24 (a)	158,000	166,295
NRG Energy, Inc.:
3.625% 2/15/31 (a)	1,666,000	1,621,435
5.25% 6/15/29 (a)	625,000	665,625
5.75% 1/15/28	865,000	916,900
6.625% 1/15/27	729,000	754,963
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,909,428	2,043,088
PG&E Corp.:
5% 7/1/28	6,085,000	6,328,400
5.25% 7/1/30	2,115,000	2,209,646
TerraForm Power Operating LLC:
4.75% 1/15/30 (a)	130,000	134,677
5% 1/31/28 (a)	1,125,000	1,198,125
Vertiv Group Corp. 4.125% 11/15/28 (a)	945,000	939,094
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,395,000	1,429,875
5.5% 9/1/26 (a)	2,520,000	2,594,844
5.625% 2/15/27 (a)	2,830,000	2,915,806
		33,995,730

TOTAL NONCONVERTIBLE BONDS		346,044,084

TOTAL CORPORATE BONDS
(Cost $337,511,798)		347,929,993
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Jonah Energy Parent LLC (b)
(Cost $163,305)	11,874	614,717
	Principal Amount	Value

Bank Loan Obligations - 1.4%
Broadcasting - 0.0%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (c)(d)(e)	209,466	109,969
Gaming - 0.4%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (c)(d)(e)	1,315,900	1,313,163
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/6/27 (d)(e)(f)	354,000	353,115
3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (c)(d)(e)	353,361	352,655

TOTAL INSURANCE		705,770

Technology - 0.5%
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (c)(d)(e)	1,841,435	1,843,516
Telecommunications - 0.3%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (c)(d)(e)	100,000	101,036
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (c)(d)(e)(g)	1,093,510	1,101,165

TOTAL TELECOMMUNICATIONS		1,202,201

TOTAL BANK LOAN OBLIGATIONS
(Cost $5,135,066)		5,174,619

Preferred Securities - 1.2%
Banks & Thrifts - 1.2%
Ally Financial, Inc. 4.7% (Cost $4,200,000)(c)(h)	4,200,000	4,394,090
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.06% (i)
(Cost $16,163,993)	16,160,761	16,163,994
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $363,174,162)		374,277,413
NET OTHER ASSETS (LIABILITIES) - 0.9%		3,468,138
NET ASSETS - 100%		$377,745,551

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,598,082 or 56.8% of net assets.

 (b) Level 3 security

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $182,252 and $183,528, respectively.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,474,228	$111,119,705	$99,429,940	$5,843	$--	$1	$16,163,994	0.0%
Total	$4,474,228	$111,119,705	$99,429,940	$5,843	$--	$1	$16,163,994

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$614,717	$--	$--	$614,717
Corporate Bonds	347,929,993	--	347,929,993	--
Bank Loan Obligations	5,174,619	--	5,174,619	--
Preferred Securities	4,394,090	--	4,394,090	--
Money Market Funds	16,163,994	16,163,994	--	--
Total Investments in Securities:	$374,277,413	$16,163,994	$357,498,702	$614,717

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Luxembourg	2.6%
Multi-National	2.4%
Cayman Islands	1.6%
Canada	1.6%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $347,010,169)	$358,113,419
Fidelity Central Funds (cost $16,163,993)	16,163,994
Total Investment in Securities (cost $363,174,162)		$374,277,413
Cash		695
Receivable for investments sold		893
Receivable for fund shares sold		64,610
Interest receivable		4,526,946
Distributions receivable from Fidelity Central Funds		910
Prepaid expenses		499
Total assets		378,871,966
Liabilities
Payable for investments purchased	$535,809
Payable for fund shares redeemed	158,221
Distributions payable	161,424
Accrued management fee	179,389
Other affiliated payables	54,441
Other payables and accrued expenses	37,131
Total liabilities		1,126,415
Net Assets		$377,745,551
Net Assets consist of:
Paid in capital		$373,008,372
Total accumulated earnings (loss)		4,737,179
Net Assets		$377,745,551
Net Asset Value, offering price and redemption price per share ($377,745,551 ÷ 42,439,684 shares)		$8.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$61,962
Interest		8,085,375
Income from Fidelity Central Funds		5,843
Total income		8,153,180
Expenses
Management fee	$1,046,265
Transfer agent fees	247,964
Accounting fees and expenses	79,394
Custodian fees and expenses	1,738
Independent trustees' fees and expenses	718
Registration fees	25,466
Audit	38,147
Legal	582
Miscellaneous	747
Total expenses before reductions	1,441,021
Expense reductions	(4,273)
Total expenses after reductions		1,436,748
Net investment income (loss)		6,716,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,102,589
Total net realized gain (loss)		1,102,589
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	606,176
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		606,177
Net gain (loss)		1,708,766
Net increase (decrease) in net assets resulting from operations		$8,425,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,716,432	$17,290,302
Net realized gain (loss)	1,102,589	4,095,771
Change in net unrealized appreciation (depreciation)	606,177	23,260,705
Net increase (decrease) in net assets resulting from operations	8,425,198	44,646,778
Distributions to shareholders	(6,580,650)	(16,992,928)
Share transactions
Proceeds from sales of shares	30,925,367	208,034,033
Reinvestment of distributions	5,600,197	13,360,332
Cost of shares redeemed	(45,256,591)	(211,925,810)
Net increase (decrease) in net assets resulting from share transactions	(8,731,027)	9,468,555
Total increase (decrease) in net assets	(6,886,479)	37,122,405
Net Assets
Beginning of period	384,632,030	347,509,625
End of period	$377,745,551	$384,632,030
Other Information
Shares
Sold	3,455,153	24,091,503
Issued in reinvestment of distributions	627,356	1,524,250
Redeemed	(5,073,123)	(24,172,829)
Net increase (decrease)	(990,614)	1,442,924

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$8.86	$8.28	$8.65	$8.47	$8.67	$8.22
Income from Investment Operations
Net investment income (loss)A	.157	.340	.374	.399	.380	.397
Net realized and unrealized gain (loss)	.036	.574	(.378)	.190	(.219)	.423
Total from investment operations	.193	.914	(.004)	.589	.161	.820
Distributions from net investment income	(.153)	(.334)	(.366)	(.409)	(.362)	(.373)
Total distributions	(.153)	(.334)	(.366)	(.409)	(.362)	(.373)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$8.90	$8.86	$8.28	$8.65	$8.47	$8.67
Total ReturnB,C	2.19%	11.16%	(.16)%	7.21%	1.86%	10.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.78%	.79%	.80%	.83%
Expenses net of fee waivers, if any	.74%F	.75%	.78%	.79%	.80%	.83%
Expenses net of all reductions	.74%F	.75%	.78%	.78%	.79%	.82%
Net investment income (loss)	3.48%F	3.88%	4.31%	4.73%	4.38%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$377,746	$384,632	$347,510	$302,781	$397,850	$548,971
Portfolio turnover rateG	20%F	73%	43%	49%	47%	51%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,507,332
Gross unrealized depreciation	(2,708,638)
Net unrealized appreciation (depreciation)	$11,798,694
Tax cost	$362,478,719

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,740,776)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused High Income Fund	36,274,362	47,622,664

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Focused High Income Fund	$314

7. Expense Reductions.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through August 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,078.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $39.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,156.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Focused High Income Fund	.74%
Actual		$1,000.00	$1,021.90	$3.77
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2018, November 2018, and December 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Focused High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considers that, in general, various factors can affect total expense ratios.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FFH-SANN-1221
1.801609.118

Fidelity® Series High Income Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Southeastern Grocers, Inc.	2.5
Bombardier, Inc.	2.3
Community Health Systems, Inc.	2.0
Uniti Group LP / Uniti Group Finance, Inc.	2.0
Altice France SA	1.6
10.4

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Energy	14.7
Telecommunications	12.2
Healthcare	9.2
Services	6.9
Aerospace	5.7

Quality Diversification (% of fund's net assets)

As of October 31, 2021
BBB	0.1%
BB	25.4%
B	51.5%
CCC,CC,C	15.4%
Not Rated	1.2%
Equities	3.3%
Short-Term Investments and Net Other Assets	3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Nonconvertible Bonds	88.8%
Convertible Bonds, Preferred Stocks	0.6%
Common Stocks	3.3%
Bank Loan Obligations	4.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 22.7%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.4%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.6%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	$1,954,128	$6,702,659
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	1,132,814	4,304,693
		11,007,352
Nonconvertible Bonds - 88.8%
Aerospace - 5.7%
Allegheny Technologies, Inc.:
4.875% 10/1/29	4,055,000	4,052,162
5.875% 12/1/27	13,895,000	14,589,750
Bombardier, Inc.:
6% 2/15/28 (c)	3,555,000	3,586,106
7.125% 6/15/26 (c)	5,575,000	5,846,503
7.5% 3/15/25 (c)	17,887,000	18,356,534
7.875% 4/15/27 (c)	11,768,000	12,231,071
BWX Technologies, Inc. 4.125% 6/30/28 (c)	4,397,000	4,451,963
Kaiser Aluminum Corp.:
4.5% 6/1/31 (c)	3,005,000	2,945,201
4.625% 3/1/28 (c)	4,665,000	4,721,913
Moog, Inc. 4.25% 12/15/27 (c)	3,715,000	3,824,184
TransDigm, Inc.:
4.625% 1/15/29	5,485,000	5,450,719
5.5% 11/15/27	16,920,000	17,343,000
7.5% 3/15/27	1,455,000	1,525,931
		98,925,037
Broadcasting - 1.4%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	9,005,000	5,087,825
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	3,880,000	3,729,650
5.5% 3/1/30 (c)	1,670,000	1,596,938
Sirius XM Radio, Inc.:
3.125% 9/1/26 (c)	1,345,000	1,346,681
4% 7/15/28 (c)	2,755,000	2,774,836
4.125% 7/1/30 (c)	985,000	980,607
Tegna, Inc.:
4.625% 3/15/28	1,895,000	1,911,581
5% 9/15/29	725,000	734,008
Univision Communications, Inc.:
4.5% 5/1/29 (c)	2,170,000	2,195,389
6.625% 6/1/27 (c)	3,080,000	3,331,975
		23,689,490
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	6,029,000	6,270,160
SRS Distribution, Inc. 4.625% 7/1/28 (c)	1,335,000	1,364,771
		7,634,931
Cable/Satellite TV - 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	3,680,000	3,663,440
4.5% 8/15/30 (c)	2,885,000	2,936,584
4.5% 5/1/32	7,935,000	7,972,533
4.5% 6/1/33 (c)	3,195,000	3,187,013
4.75% 3/1/30 (c)	4,755,000	4,909,538
CSC Holdings LLC:
4.125% 12/1/30 (c)	2,050,000	1,962,875
4.625% 12/1/30 (c)	14,440,000	13,230,650
5.75% 1/15/30 (c)	5,090,000	5,022,303
7.5% 4/1/28 (c)	1,885,000	2,005,169
Dolya Holdco 18 DAC 5% 7/15/28 (c)	3,880,000	3,940,489
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	6,070,000	6,167,363
6.5% 9/15/28 (c)	8,060,000	8,060,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	5,400,000	5,632,200
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	3,605,000	3,648,260
Ziggo BV 4.875% 1/15/30 (c)	1,705,000	1,732,928
		74,071,345
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (c)	1,905,000	1,935,956
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	8,115,000	8,259,447
		10,195,403
Chemicals - 3.9%
Axalta Coating Systems LLC 3.375% 2/15/29 (c)	3,050,000	2,904,851
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	4,960,000	5,102,600
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	5,465,000	5,294,219
Consolidated Energy Finance SA 6.5% 5/15/26 (c)	1,850,000	1,919,375
Element Solutions, Inc. 3.875% 9/1/28 (c)	2,204,000	2,201,972
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	6,025,000	5,964,750
7% 12/31/27 (c)	440,000	425,506
Methanex Corp.:
5.125% 10/15/27	4,800,000	5,050,800
5.65% 12/1/44	3,277,000	3,376,293
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)	1,900,000	1,875,300
5.25% 6/1/27 (c)	3,545,000	3,731,006
Olin Corp. 5% 2/1/30	2,400,000	2,532,000
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (c)	2,030,000	1,995,998
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)(d)	1,550,000	1,562,602
The Chemours Co. LLC:
4.625% 11/15/29 (c)	3,645,000	3,508,313
5.375% 5/15/27	3,599,000	3,796,945
5.75% 11/15/28 (c)	12,755,000	13,105,763
W.R. Grace Holding LLC 5.625% 8/15/29 (c)	3,140,000	3,167,475
		67,515,768
Consumer Products - 0.5%
Diamond BC BV 4.625% 10/1/29 (c)	3,330,000	3,353,310
Mattel, Inc. 6.2% 10/1/40	2,944,000	3,753,600
Nordstrom, Inc.:
4.25% 8/1/31	760,000	759,734
4.375% 4/1/30	870,000	885,190
		8,751,834
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (c)	160,000	163,205
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)	6,034,000	6,094,340
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	5,719,000	5,940,497
8.5% 8/15/27 (c)	4,080,000	4,302,809
		16,500,851
Diversified Financial Services - 1.7%
Coinbase Global, Inc. 3.375% 10/1/28 (c)	2,665,000	2,571,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,160,000	3,173,967
4.75% 9/15/24	2,080,000	2,155,806
5.25% 5/15/27	8,475,000	8,814,000
6.25% 5/15/26	3,535,000	3,702,913
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (c)	1,525,000	1,532,610
4.75% 6/15/29 (c)	2,920,000	2,941,900
OneMain Finance Corp.:
3.5% 1/15/27	1,090,000	1,065,475
3.875% 9/15/28	4,165,000	4,060,875
		30,019,271
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	8,065,000	8,387,600
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	1,905,000	1,862,614
5.625% 10/1/28 (c)	3,100,000	3,223,179
5.875% 10/1/30 (c)	3,085,000	3,229,378
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	3,540,000	3,743,550
		20,446,321
Energy - 13.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,535,000	1,563,781
Cheniere Energy Partners LP 3.25% 1/31/32 (c)	1,745,000	1,729,644
Cheniere Energy, Inc. 4.625% 10/15/28	3,725,000	3,906,408
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	11,475,000	11,819,250
7% 6/15/25 (c)	7,970,000	8,213,882
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	4,585,000	4,767,483
6.75% 3/1/29 (c)	5,270,000	5,665,250
7.5% 5/15/25 (c)	739,000	766,713
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	12,109,000	12,396,589
5.75% 4/1/25	5,985,000	6,138,036
6% 2/1/29 (c)	8,858,000	9,180,120
CVR Energy, Inc.:
5.25% 2/15/25 (c)	9,370,000	9,256,094
5.75% 2/15/28 (c)	7,100,000	6,993,500
Delek Logistics Partners LP 7.125% 6/1/28 (c)	4,755,000	4,980,863
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	2,778,000	2,916,900
EnLink Midstream LLC 5.625% 1/15/28 (c)	665,000	705,121
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	3,460,000	3,585,425
Harvest Midstream I LP 7.5% 9/1/28 (c)	3,085,000	3,239,250
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	1,115,000	1,115,000
5.125% 6/15/28 (c)	3,025,000	3,142,068
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	4,665,000	4,676,663
MEG Energy Corp.:
5.875% 2/1/29 (c)	1,860,000	1,913,475
7.125% 2/1/27 (c)	1,810,000	1,900,500
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(e)	10,580,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	12,170,000	11,827,293
6.75% 9/15/25 (c)	12,800,000	12,463,936
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,365,000	11,524,906
Occidental Petroleum Corp.:
6.125% 1/1/31	2,315,000	2,772,213
6.45% 9/15/36	5,290,000	6,731,525
7.5% 5/1/31	6,540,000	8,514,491
7.875% 9/15/31	635,000	849,313
8.875% 7/15/30	2,170,000	2,940,350
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	10,065,000	9,813,375
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	145,000	154,425
4.95% 7/15/29 (c)	1,730,000	1,851,100
6.875% 4/15/40 (c)	655,000	741,788
SM Energy Co.:
5.625% 6/1/25	2,035,000	2,040,088
6.5% 7/15/28	1,720,000	1,797,400
6.75% 9/15/26	475,000	486,875
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,920,000	1,941,600
5.875% 3/15/28	875,000	926,240
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (c)	1,155,000	1,181,219
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	3,875,000	3,889,066
6% 3/1/27 (c)	8,315,000	8,616,419
6% 12/31/30 (c)	3,525,000	3,525,776
6% 9/1/31 (c)	3,120,000	3,069,300
7.5% 10/1/25 (c)	365,000	394,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)	3,070,000	3,168,148
4.875% 2/1/31	3,940,000	4,248,226
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	1,353,401	1,319,566
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	252,500	256,774
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	676,700	676,700
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	1,010,000	1,007,475
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	1,484,140	1,454,457
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	2,135,000	2,172,363
4.125% 8/15/31 (c)	2,115,000	2,188,919
		225,117,998
Environmental - 0.8%
Madison IAQ LLC:
4.125% 6/30/28 (c)	4,080,000	4,058,866
5.875% 6/30/29 (c)	6,705,000	6,654,713
Stericycle, Inc. 3.875% 1/15/29 (c)	2,775,000	2,733,375
		13,446,954
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	10,010,000	9,866,707
4.875% 2/15/30 (c)	2,455,000	2,631,392
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675,000	664,031
		13,162,130
Food/Beverage/Tobacco - 3.6%
C&S Group Enterprises LLC 5% 12/15/28 (c)	6,635,000	6,170,550
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	2,672,000	2,879,107
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (c)	3,760,000	3,849,300
5.5% 1/15/30 (c)	4,490,000	4,916,550
6.5% 4/15/29 (c)	9,811,000	10,877,946
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)(d)	4,660,000	4,664,427
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	965,000	965,000
5.5% 10/15/27 (c)	3,085,000	3,216,113
Post Holdings, Inc.:
4.5% 9/15/31 (c)	2,840,000	2,783,001
4.625% 4/15/30 (c)	1,290,000	1,296,450
5.5% 12/15/29 (c)	2,815,000	2,994,456
Primo Water Holdings, Inc. 4.375% 4/30/29 (c)	5,030,000	4,985,092
TreeHouse Foods, Inc. 4% 9/1/28	2,445,000	2,335,215
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	7,285,000	7,272,543
U.S. Foods, Inc. 4.75% 2/15/29 (c)	2,180,000	2,205,659
		61,411,409
Gaming - 3.0%
Affinity Gaming LLC 6.875% 12/15/27 (c)	4,130,000	4,281,571
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	2,035,000	2,044,768
6.25% 7/1/25 (c)	5,725,000	6,021,841
8.125% 7/1/27 (c)	6,480,000	7,257,924
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	7,980,000	8,379,000
MCE Finance Ltd.:
5.375% 12/4/29 (c)	1,610,000	1,583,838
5.75% 7/21/28 (c)	2,420,000	2,410,925
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	2,725,000	2,772,688
5.875% 9/1/31 (c)	1,295,000	1,320,900
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	1,120,000	1,134,000
Station Casinos LLC 4.5% 2/15/28 (c)	6,205,000	6,251,538
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	3,289,000	3,334,224
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	3,137,000	2,965,053
5.5% 10/1/27 (c)	2,575,000	2,401,992
		52,160,262
Healthcare - 8.7%
180 Medical, Inc. 3.875% 10/15/29 (c)	2,565,000	2,579,460
AMN Healthcare 4% 4/15/29 (c)	3,205,000	3,253,075
Avantor Funding, Inc.:
3.875% 11/1/29 (c)	4,360,000	4,358,605
4.625% 7/15/28 (c)	4,885,000	5,067,943
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	2,290,000	2,358,242
5% 1/30/28 (c)	2,480,000	2,289,090
7% 1/15/28 (c)	4,015,000	4,065,730
Cano Health, Inc. 6.25% 10/1/28 (c)	2,010,000	2,021,497
Catalent Pharma Solutions 3.5% 4/1/30 (c)	4,245,000	4,213,163
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	1,150,000	1,161,500
4.25% 5/1/28 (c)	472,000	486,160
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	3,505,000	3,505,000
5.625% 3/15/27 (c)	10,035,000	10,501,126
6% 1/15/29 (c)	3,665,000	3,857,413
6.125% 4/1/30 (c)	2,885,000	2,835,840
6.875% 4/15/29 (c)	3,575,000	3,677,781
8% 3/15/26 (c)	10,019,000	10,570,045
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (c)	2,070,000	2,101,050
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	8,715,000	8,758,226
Grifols Escrow Issuer SA 4.75% 10/15/28 (c)	3,010,000	3,055,150
HealthEquity, Inc. 4.5% 10/1/29 (c)	5,330,000	5,389,963
Hologic, Inc.:
3.25% 2/15/29 (c)	3,405,000	3,377,334
4.625% 2/1/28 (c)	6,000	6,248
Jazz Securities DAC 4.375% 1/15/29 (c)	5,380,000	5,527,950
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	785,000	798,478
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	1,465,000	1,510,781
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (c)	5,860,000	5,830,700
5.25% 10/1/29 (c)	3,095,000	3,141,425
Option Care Health, Inc. 4.375% 10/31/29 (c)	3,270,000	3,301,981
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	5,435,000	5,509,731
5.125% 4/30/31 (c)	2,160,000	2,227,889
Owens & Minor, Inc. 4.5% 3/31/29 (c)	1,010,000	1,013,788
Radiology Partners, Inc. 9.25% 2/1/28 (c)	3,750,000	3,975,000
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	5,310,000	5,310,000
Teleflex, Inc. 4.25% 6/1/28 (c)	930,000	955,529
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	4,015,000	4,064,304
4.625% 6/15/28 (c)	4,250,000	4,404,063
6.125% 10/1/28 (c)	7,860,000	8,252,607
6.25% 2/1/27 (c)	2,741,000	2,847,214
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	1,155,000	1,225,744
Vizient, Inc. 6.25% 5/15/27 (c)	385,000	403,522
		149,790,347
Homebuilders/Real Estate - 3.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (c)	985,000	976,381
Howard Hughes Corp.:
4.125% 2/1/29 (c)	1,325,000	1,326,338
4.375% 2/1/31 (c)	1,325,000	1,325,292
Kennedy-Wilson, Inc. 4.75% 2/1/30	5,055,000	5,086,594
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	4,680,000	4,849,650
TopBuild Corp. 4.125% 2/15/32 (c)	3,680,000	3,712,200
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	8,545,000	8,578,454
6.5% 2/15/29 (c)	25,741,000	26,039,209
		51,894,118
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	3,710,000	3,619,513
3.75% 5/1/29 (c)	495,000	495,000
4% 5/1/31 (c)	1,790,000	1,798,565
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	1,785,000	1,843,994
		7,757,072
Insurance - 1.6%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)(d)	4,740,000	4,737,440
6.75% 10/15/27 (c)	14,690,000	15,167,425
AmWINS Group, Inc. 4.875% 6/30/29 (c)	5,705,000	5,687,200
AssuredPartners, Inc. 5.625% 1/15/29 (c)	1,355,000	1,344,838
		26,936,903
Leisure - 2.4%
Carnival Corp.:
4% 8/1/28 (c)	4,020,000	4,020,000
5.75% 3/1/27 (c)	6,900,000	7,022,820
6% 5/1/29 (c)(d)	5,450,000	5,460,900
6.65% 1/15/28	300,000	315,000
7.625% 3/1/26 (c)	7,515,000	7,917,729
NCL Corp. Ltd. 5.875% 3/15/26 (c)	890,000	892,225
NCL Finance Ltd. 6.125% 3/15/28 (c)	640,000	645,600
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	4,110,000	3,986,700
5.5% 8/31/26 (c)	4,160,000	4,238,000
5.5% 4/1/28 (c)	4,905,000	4,990,838
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	630,000	625,275
Voc Escrow Ltd. 5% 2/15/28 (c)	1,950,000	1,935,375
		42,050,462
Metals/Mining - 0.6%
First Quantum Minerals Ltd. 6.875% 10/15/27 (c)	3,790,000	4,063,117
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	3,150,000	3,189,375
4.5% 9/15/27 (c)	65,000	67,925
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	860,000	857,850
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	2,877,000	2,939,934
		11,118,201
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (c)	3,945,000	3,922,908
Glatfelter Corp. 4.75% 11/15/29 (c)	1,385,000	1,410,969
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	3,450,000	3,458,625
SPA Holdings 3 OY 4.875% 2/4/28 (c)	4,520,000	4,506,440
		13,298,942
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	5,195,000	5,078,113
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	5,315,000	5,148,800
Yum! Brands, Inc. 4.625% 1/31/32	3,475,000	3,622,688
		8,771,488
Services - 6.8%
ADT Corp. 4.125% 8/1/29 (c)	4,060,000	4,001,658
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	7,215,000	7,287,150
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (c)	3,975,000	3,911,937
6.625% 7/15/26 (c)	620,000	651,391
APX Group, Inc. 6.75% 2/15/27 (c)	3,440,000	3,629,200
Aramark Services, Inc. 5% 2/1/28 (c)	8,560,000	8,752,600
Ascend Learning LLC:
6.875% 8/1/25 (c)	5,259,000	5,344,459
6.875% 8/1/25 (c)	793,000	805,886
ASGN, Inc. 4.625% 5/15/28 (c)	2,280,000	2,354,100
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	1,461,000	1,449,195
4.625% 6/1/28 (c)	3,979,000	3,942,990
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	9,795,000	9,935,558
4% 7/1/29 (c)	690,000	698,625
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	8,652,000	8,597,925
CoreCivic, Inc.:
4.75% 10/15/27	1,980,000	1,821,600
8.25% 4/15/26	8,520,000	8,707,866
Gartner, Inc.:
3.625% 6/15/29 (c)	985,000	989,925
3.75% 10/1/30 (c)	1,600,000	1,622,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	9,121,000	9,440,235
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	5,185,000	5,262,775
PowerTeam Services LLC 9.033% 12/4/25 (c)	840,000	896,700
Service Corp. International:
4% 5/15/31	2,505,000	2,558,231
5.125% 6/1/29	2,272,000	2,453,192
Sotheby's 7.375% 10/15/27 (c)	8,795,000	9,267,731
The GEO Group, Inc. 6% 4/15/26	2,110,000	1,830,425
TriNet Group, Inc. 3.5% 3/1/29 (c)	3,950,000	3,960,349
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	5,967,000	6,168,386
		116,342,089
Steel - 0.2%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	2,955,000	3,010,406
Super Retail - 1.1%
Bath & Body Works, Inc.:
5.25% 2/1/28	400,000	431,200
6.625% 10/1/30 (c)	610,000	682,438
6.694% 1/15/27	1,430,000	1,623,050
EG Global Finance PLC:
6.75% 2/7/25 (c)	3,560,000	3,644,550
8.5% 10/30/25 (c)	6,085,000	6,297,975
Levi Strauss & Co. 3.5% 3/1/31 (c)	2,235,000	2,246,175
Wolverine World Wide, Inc. 4% 8/15/29 (c)	3,250,000	3,208,758
		18,134,146
Technology - 4.8%
Acuris Finance U.S. 5% 5/1/28 (c)	6,070,000	5,978,950
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	3,220,000	3,245,953
6.125% 12/1/28 (c)	4,250,000	4,297,813
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	4,235,000	4,213,825
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	1,230,000	1,216,163
4.875% 7/1/29 (c)	1,160,000	1,155,012
CommScope, Inc.:
4.75% 9/1/29 (c)	1,200,000	1,177,440
6% 3/1/26 (c)	1,090,000	1,122,700
7.125% 7/1/28 (c)	2,010,000	1,982,363
8.25% 3/1/27 (c)	220,000	224,167
Elastic NV 4.125% 7/15/29 (c)	4,035,000	4,014,363
Gartner, Inc. 4.5% 7/1/28 (c)	2,505,000	2,608,206
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	5,595,000	5,734,875
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	2,385,000	2,623,500
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,875,000	1,896,094
Open Text Corp. 3.875% 2/15/28 (c)	2,815,000	2,836,113
Rackspace Hosting, Inc.:
3.5% 2/15/28 (c)	3,210,000	3,066,674
5.375% 12/1/28 (c)	21,145,000	20,352,063
Roblox Corp. 3.875% 5/1/30 (c)	4,200,000	4,184,250
Sensata Technologies BV 4% 4/15/29 (c)	1,740,000	1,767,248
TTM Technologies, Inc. 4% 3/1/29 (c)	7,385,000	7,319,384
Twilio, Inc. 3.875% 3/15/31	1,270,000	1,282,421
		82,299,577
Telecommunications - 11.5%
Altice Financing SA:
5% 1/15/28 (c)	6,530,000	6,292,439
5.75% 8/15/29 (c)	15,000,000	14,756,250
Altice France Holding SA 6% 2/15/28 (c)	7,170,000	6,784,613
Altice France SA:
5.125% 1/15/29 (c)	7,485,000	7,260,450
5.125% 7/15/29 (c)	6,050,000	5,892,277
5.5% 1/15/28 (c)	8,350,000	8,368,788
5.5% 10/15/29 (c)	6,400,000	6,273,408
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	22,054,000	23,184,268
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	765,000	744,881
5.625% 9/15/28 (c)	605,000	598,018
Consolidated Communications, Inc. 5% 10/1/28 (c)	930,000	939,300
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	7,905,000	8,033,456
5.875% 10/15/27 (c)	3,130,000	3,278,675
5.875% 11/1/29	3,685,000	3,671,181
6% 1/15/30 (c)	2,115,000	2,125,004
6.75% 5/1/29 (c)	3,940,000	4,053,275
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	565,000	534,609
4.25% 7/1/28 (c)	3,945,000	3,900,185
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	8,430,000	8,145,488
5.125% 12/15/26 (c)	7,605,000	7,781,664
6.875% 1/15/28	260,000	289,575
Millicom International Cellular SA 4.5% 4/27/31 (c)	2,550,000	2,615,025
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	560,000	537,600
Sable International Finance Ltd. 5.75% 9/7/27 (c)	748,000	777,920
Sprint Capital Corp.:
6.875% 11/15/28	12,535,000	15,849,755
8.75% 3/15/32	7,680,000	11,495,040
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	3,373,100
7.2% 7/18/36	1,449,000	1,763,723
7.721% 6/4/38	400,000	510,000
Uniti Group, Inc.:
6% 1/15/30 (c)	7,010,000	6,922,375
7.875% 2/15/25 (c)	6,425,000	6,757,173
Virgin Media Finance PLC 5% 7/15/30 (c)	3,645,000	3,624,360
Virgin Media Secured Finance PLC 4.5% 8/15/30 (c)	3,280,000	3,275,900
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	3,745,000	3,646,169
Windstream Escrow LLC 7.75% 8/15/28 (c)	7,780,000	8,229,139
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	2,600,000	2,525,250
6.125% 3/1/28 (c)	3,040,000	2,967,146
		197,777,479
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (c)	5,860,000	5,809,721
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	1,020,000	1,037,615
Seaspan Corp. 5.5% 8/1/29 (c)	5,595,000	5,650,446
		6,688,061
Utilities - 3.4%
Clearway Energy Operating LLC 3.75% 2/15/31 (c)	4,085,000	4,044,150
DCP Midstream Operating LP 5.125% 5/15/29	2,294,000	2,598,001
Global Partners LP/GLP Finance Corp. 7% 8/1/27	4,632,000	4,828,860
InterGen NV 7% 6/30/23 (c)	10,532,000	10,347,690
NRG Energy, Inc.:
3.375% 2/15/29 (c)	2,610,000	2,544,750
3.625% 2/15/31 (c)	1,390,000	1,352,818
5.25% 6/15/29 (c)	3,365,000	3,583,725
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	2,123,700	2,272,359
PG&E Corp.:
5% 7/1/28	4,670,000	4,856,800
5.25% 7/1/30	7,980,000	8,337,105
Pike Corp. 5.5% 9/1/28 (c)	7,647,000	7,780,823
Vistra Operations Co. LLC:
5% 7/31/27 (c)	3,349,000	3,432,725
5.625% 2/15/27 (c)	2,465,000	2,539,739
		58,519,545

TOTAL NONCONVERTIBLE BONDS		1,528,325,674

TOTAL CORPORATE BONDS
(Cost $1,522,131,136)		1,539,333,026
	Shares	Value

Common Stocks - 3.3%
Energy - 0.8%
California Resources Corp. (f)	16,516	761,883
California Resources Corp. warrants 10/27/24 (f)	2,871	44,472
Jonah Energy Parent LLC (b)	148,945	7,710,883
Mesquite Energy, Inc. (b)(f)	149,356	5,775,607

TOTAL ENERGY		14,292,845

Food & Drug Retail - 2.5%
Southeastern Grocers, Inc. (a)(b)(f)	1,888,443	42,659,900
Metals/Mining - 0.0%
Elah Holdings, Inc. (f)	333	32,301
Telecommunications - 0.0%
GTT Communications, Inc. rights (b)(f)	160,059	160,059
TOTAL COMMON STOCKS
(Cost $21,177,387)		57,145,105
	Principal Amount	Value

Bank Loan Obligations - 4.2%
Broadcasting - 0.1%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (g)(h)(i)	4,508,499	2,366,962
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(h)(i)	2,165,000	2,158,245
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (g)(h)(i)	48,182	48,104
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(g)(h)(i)	4,104,713	4,002,095
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (h)(i)(j)	2,545,000	2,540,750

TOTAL CHEMICALS		6,542,845

Energy - 0.2%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (g)(h)(i)	2,401,152	2,391,019
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (g)(h)(i)	1,611,649	1,604,848
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(h)(i)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(h)(i)	1,217,000	0

TOTAL ENERGY		3,995,867

Gaming - 0.6%
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (g)(h)(i)	9,351,886	9,300,077
Healthcare - 0.5%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(h)(i)	6,949,987	6,961,802
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (g)(h)(i)	2,159,086	2,143,433

TOTAL HEALTHCARE		9,105,235

Insurance - 0.7%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/6/27 (h)(i)(j)	3,723,000	3,713,693
3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (g)(h)(i)	3,722,738	3,715,293
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8748% 4/25/25 (g)(h)(i)	4,433,560	4,382,175

TOTAL INSURANCE		11,811,161

Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (g)(h)(i)	5,135,000	5,096,488
Services - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (g)(h)(i)	1,405,000	1,404,129
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (g)(h)(i)	260,785	258,394

TOTAL SERVICES		1,662,523

Technology - 0.5%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(h)(i)	1,005,469	1,008,294
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.337% 4/4/26 (g)(h)(i)	325,000	320,431
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (g)(h)(i)	1,346,617	1,336,773
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (g)(h)(i)	4,093,546	4,102,061
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (g)(h)(i)	908,840	909,867

TOTAL TECHNOLOGY		7,677,426

Telecommunications - 0.7%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.88% 5/31/25 (g)(h)(i)	4,380,569	3,705,699
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (g)(h)(i)	475,000	479,921
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (g)(h)(i)(k)	4,993,729	5,028,685
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8336% 4/30/27 (g)(h)(i)	2,477,550	2,465,162

TOTAL TELECOMMUNICATIONS		11,679,467

TOTAL BANK LOAN OBLIGATIONS
(Cost $73,670,185)		71,444,400
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.06% (l)
(Cost $35,390,751)	35,383,675	35,390,751
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,652,369,459)		1,703,313,282
NET OTHER ASSETS (LIABILITIES) - 1.0%		17,920,210
NET ASSETS - 100%		$1,721,233,492

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,667,252 or 3.1% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,295,099,580 or 75.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $832,288 and $838,114, respectively.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 10/15/21	$1,954,128
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	$1,132,814
Southeastern Grocers, Inc.	6/1/18	$13,283,234

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$23,827,446	$298,024,997	$286,461,692	$13,167	$--	$--	$35,390,751	0.1%
Total	$23,827,446	$298,024,997	$286,461,692	$13,167	$--	$--	$35,390,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$42,659,900	$--	$--	$42,659,900
Energy	14,292,845	806,355	--	13,486,490
Information Technology	160,059	--	--	160,059
Materials	32,301	32,301	--	--
Corporate Bonds	1,539,333,026	--	1,528,325,673	11,007,353
Bank Loan Obligations	71,444,400	--	67,442,305	4,002,095
Money Market Funds	35,390,751	35,390,751	--	--
Total Investments in Securities:	$1,703,313,282	$36,229,407	$1,595,767,978	$71,315,897

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$29,233,057
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	13,426,843
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$42,659,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2021	$13,426,842
Other Investments in Securities
Beginning Balance	$11,726,148
Net Realized Gain (Loss) on Investment Securities	244
Net Unrealized Gain (Loss) on Investment Securities	12,538,427
Cost of Purchases	4,393,903
Proceeds of Sales	(10,288)
Amortization/Accretion	7,563
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$28,655,997
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2021	$12,538,428

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.3%
Canada	5.0%
Luxembourg	3.4%
Multi-National	2.1%
Netherlands	2.0%
Ireland	1.9%
United Kingdom	1.7%
France	1.6%
Panama	1.4%
Cayman Islands	1.4%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,616,978,708)	$1,667,922,531
Fidelity Central Funds (cost $35,390,751)	35,390,751
Total Investment in Securities (cost $1,652,369,459)		$1,703,313,282
Cash		257,840
Receivable for investments sold		9,343,298
Receivable for fund shares sold		19,083,762
Interest receivable		21,858,434
Distributions receivable from Fidelity Central Funds		2,247
Receivable from investment adviser for expense reductions		7,531
Total assets		1,753,866,394
Liabilities
Payable for investments purchased
Regular delivery	$16,399,103
Delayed delivery	15,976,475
Payable for fund shares redeemed	249,393
Other payables and accrued expenses	7,931
Total liabilities		32,632,902
Net Assets		$1,721,233,492
Net Assets consist of:
Paid in capital		$1,984,008,287
Total accumulated earnings (loss)		(262,774,795)
Net Assets		$1,721,233,492
Net Asset Value, offering price and redemption price per share ($1,721,233,492 ÷ 180,036,349 shares)		$9.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$3,776,886
Interest		43,526,077
Income from Fidelity Central Funds		13,167
Total income		47,316,130
Expenses
Custodian fees and expenses	$7,859
Independent trustees' fees and expenses	3,056
Legal	25,549
Total expenses before reductions	36,464
Expense reductions	(7,687)
Total expenses after reductions		28,777
Net investment income (loss)		47,287,353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,041,900
Total net realized gain (loss)		27,041,900
Change in net unrealized appreciation (depreciation) on investment securities		(11,382,181)
Net gain (loss)		15,659,719
Net increase (decrease) in net assets resulting from operations		$62,947,072

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,287,353	$89,723,670
Net realized gain (loss)	27,041,900	(17,053,970)
Change in net unrealized appreciation (depreciation)	(11,382,181)	173,080,281
Net increase (decrease) in net assets resulting from operations	62,947,072	245,749,981
Distributions to shareholders	(41,914,506)	(87,911,658)
Share transactions
Proceeds from sales of shares	68,578,634	193,704,383
Reinvestment of distributions	41,914,506	87,889,133
Cost of shares redeemed	(112,453,334)	(228,803,181)
Net increase (decrease) in net assets resulting from share transactions	(1,960,194)	52,790,335
Total increase (decrease) in net assets	19,072,372	210,628,658
Net Assets
Beginning of period	1,702,161,120	1,491,532,462
End of period	$1,721,233,492	$1,702,161,120
Other Information
Shares
Sold	7,135,257	20,674,510
Issued in reinvestment of distributions	4,381,066	9,528,963
Redeemed	(11,742,852)	(24,690,325)
Net increase (decrease)	(226,529)	5,513,148

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$8.54	$9.50	$9.56	$9.68	$8.96
Income from Investment Operations
Net investment income (loss)A	.264	.513	.577	.607	.623	.557
Net realized and unrealized gain (loss)	.090	.890	(.935)	(.051)	(.141)	.687
Total from investment operations	.354	1.403	(.358)	.556	.482	1.244
Distributions from net investment income	(.234)	(.503)	(.598)	(.616)	(.602)	(.524)
Distributions from net realized gain	–	–	(.004)	–	–	–
Total distributions	(.234)	(.503)	(.602)	(.616)	(.602)	(.524)
Net asset value, end of period	$9.56	$9.44	$8.54	$9.50	$9.56	$9.68
Total ReturnB,C	3.77%	16.72%	(4.11)%	6.12%	5.08%	14.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.06%	.69%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.05%	.69%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.05%	.69%
Net investment income (loss)	5.48%F	5.58%	6.20%	6.44%	6.44%	6.00%
Supplemental Data
Net assets, end of period (000 omitted)	$1,721,233	$1,702,161	$1,491,532	$1,510,741	$2,883,805	$1,285,072
Portfolio turnover rateH	59%F	68%	41%I	69%	49%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$56,306,449	Market comparable	Transaction price	$29.35	Increase
			Discount rate	10.0% - 20.0% / 15.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7 - 4.2 / 4.0	Increase
		Recovery value	Recovery value	1.0%	Increase
		Discounted cash flow	Discount for lack of marketability	10.0%	Decrease
			Weighted average cost of capital (WACC)	8.6%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$11,007,353	Market comparable	Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7	Increase
		Recovery value	Recovery value	0.0%	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$4,002,095	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$97.50	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, certain conversion ratio adjustments, partnerships, prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,301,311
Gross unrealized depreciation	(30,580,278)
Net unrealized appreciation (depreciation)	$54,721,033
Tax cost	$1,648,592,249

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,315,127)
Long-term	(323,132,227)
Total capital loss carryforward	$(353,447,354)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the fund at period end.

Commitment Amount
Fidelity Series High Income Fund	$17,000,000

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series High Income Fund	513,925,343	497,515,659

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $7,531.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $156.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Series High Income Fund	- %-C
Actual		$1,000.00	$1,037.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FSH-SANN-1221
1.924273.110

Fidelity® Global High Income Fund

Semi-Annual Report

October 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Occidental Petroleum Corp.	1.3
Sprint Capital Corp.	1.3
German Federal Republic	1.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.3
Ally Financial, Inc.	1.2
6.4

Top Five Countries as of October 31, 2021

(excluding cash equivalents)	% of fund's net assets
United States of America	49.5
Cayman Islands	5.3
Luxembourg	4.5
Netherlands	3.9
United Kingdom	3.3

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Energy	14.5
Telecommunications	8.4
Banks & Thrifts	6.9
Healthcare	6.5
Utilities	5.4

Quality Diversification (% of fund's net assets)

As of October 31, 2021
AAA,AA,A	0.6%
BBB	6.6%
BB	38.9%
B	33.5%
CCC,CC,C	9.5%
D	0.2%
Not Rated	3.6%
Equities	3.4%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Corporate Bonds	83.5%
Government Obligations	1.6%
Stocks	3.4%
Preferred Securities	5.7%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 46.8%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.5%
		Principal Amount(a)	Value
Convertible Bonds - 0.8%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24		$120,000	$116,400
3.375% 8/15/26		257,000	261,841
			378,241
Energy - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		45,950	157,609
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		26,558	100,920
			258,529
Technology - 0.1%
ams AG 2.125% 11/3/27 (Reg. S)	EUR	100,000	115,247
Telecommunications - 0.2%
Cellnex Telecom SA 0.75% 11/20/31 (Reg. S)	EUR	100,000	113,175
Telecom Italia SpA 1.125% 3/26/22 (Reg. S)	EUR	100,000	115,904
			229,079

TOTAL CONVERTIBLE BONDS			981,096

Nonconvertible Bonds - 82.7%
Aerospace - 1.7%
Allegheny Technologies, Inc.:
4.875% 10/1/29		35,000	34,976
5.125% 10/1/31		25,000	24,905
5.875% 12/1/27		70,000	73,500
Bombardier, Inc.:
6% 2/15/28 (d)		110,000	110,963
7.125% 6/15/26 (d)		100,000	104,870
7.5% 12/1/24 (d)		96,000	99,960
7.5% 3/15/25 (d)		160,000	164,200
7.875% 4/15/27 (d)		260,000	270,231
Embraer Netherlands Finance BV 5.05% 6/15/25		75,000	77,780
Moog, Inc. 4.25% 12/15/27 (d)		20,000	20,588
Rolls-Royce PLC 5.75% 10/15/27 (d)		55,000	60,860
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	210,644
TransDigm, Inc.:
4.875% 5/1/29		200,000	200,586
5.5% 11/15/27		335,000	343,375
7.5% 3/15/27		200,000	209,750
Wolverine Escrow LLC 8.5% 11/15/24 (d)		45,000	41,738
			2,048,926
Air Transportation - 0.8%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		200,000	186,063
Air Canada 3.875% 8/15/26 (d)		135,000	136,688
Air France KLM 3.875% 7/1/26 (Reg. S)	EUR	100,000	113,144
Azul Investments LLP 5.875% 10/26/24 (d)		200,000	185,163
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		55,000	57,750
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		55,000	59,860
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		38,896	43,538
United Airlines, Inc.:
4.375% 4/15/26 (d)		80,000	82,758
4.625% 4/15/29 (d)		80,000	82,478
Western Global Airlines LLC 10.375% 8/15/25 (d)		60,000	66,689
			1,014,131
Automotive - 0.2%
Ford Motor Credit Co. LLC 3.625% 6/17/31		200,000	202,250
Automotive & Auto Parts - 1.7%
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	119,000	138,090
Dana, Inc. 4.25% 9/1/30		40,000	40,478
EC Finance PLC 3% 10/15/26 (Reg. S)	EUR	107,000	124,929
Ford Motor Co.:
9% 4/22/25		120,000	144,300
9.625% 4/22/30		40,000	57,625
Ford Motor Credit Co. LLC:
2.9% 2/16/28		50,000	49,563
3.087% 1/9/23		200,000	203,440
3.25% 9/15/25	EUR	100,000	123,282
4% 11/13/30		195,000	203,531
5.125% 6/16/25		170,000	184,450
Jaguar Land Rover Automotive PLC 6.875% 11/15/26 (Reg. S)	EUR	100,000	128,754
LCM Investments Holdings 4.875% 5/1/29 (d)		70,000	71,877
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		45,000	45,563
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		20,000	20,550
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 1 month U.S. LIBOR + 6.000% 0% 10/8/26 (c)(f)(g)		305,000	299,007
The Goodyear Tire & Rubber Co. 5% 7/15/29 (d)		75,000	79,125
Thor Industries, Inc. 4% 10/15/29 (d)		100,000	99,030
Winnebago Industries, Inc. 6.25% 7/15/28 (d)		45,000	48,656
			2,062,250
Banks & Thrifts - 3.3%
Access Bank PLC 6.125% 9/21/26 (d)		200,000	200,313
Ally Financial, Inc.:
8% 11/1/31		155,000	217,134
8% 11/1/31		868,000	1,242,823
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (f)	EUR	100,000	83,810
Banco Comercial Portugues SA 1.75% 4/7/28 (Reg. S) (f)	EUR	100,000	112,907
Banco de Credito Social Cooperativo SA 5.25% 11/27/31 (Reg. S) (f)	EUR	200,000	243,338
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		150,000	157,359
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	134,599
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		200,000	205,813
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		25,000	26,125
Biz Finance PLC 9.625% 4/27/22 (d)		12,500	12,713
Cliffton Ltd. 6.25% 10/25/25 (Reg. S)		250,000	248,828
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		250,000	260,000
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		200,000	211,063
Industrial Senior Trust 5.5% 11/1/22 (d)		200,000	204,850
Mongolian Mortgage Corp. HFC LLC 8.85% 2/8/24 (Reg. S)		200,000	196,063
TBC Bank JSC 5.75% 6/19/24 (d)		200,000	213,063
			3,970,801
Broadcasting - 1.7%
AMC Networks, Inc. 4.75% 8/1/25		125,000	128,125
Cable Onda SA 4.5% 1/30/30 (d)		200,000	207,440
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)		75,000	76,716
7.75% 4/15/28 (d)		35,000	36,241
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		70,000	39,550
Gray Escrow II, Inc. 5.375% 11/15/31 (d)(h)		90,000	90,900
Netflix, Inc.:
5.375% 11/15/29 (d)		200,000	241,236
5.875% 11/15/28		140,000	170,442
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		75,000	79,125
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		50,000	49,750
5.375% 1/15/31 (d)		25,000	24,469
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		60,000	60,900
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		315,000	317,268
4.125% 7/1/30 (d)		175,000	174,220
5% 8/1/27 (d)		65,000	67,844
Tegna, Inc. 5% 9/15/29		85,000	86,056
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		200,000	118,063
Univision Communications, Inc. 6.625% 6/1/27 (d)		110,000	118,999
			2,087,344
Building Materials - 1.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		315,000	327,600
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	216,015
Dar Al-Arkan Sukuk Co. Ltd. 6.875% 3/21/23 (Reg. S)		200,000	206,850
Gypsum Management & Supply, Inc. 4.625% 5/1/29 (d)		60,000	59,250
James Hardie International Finance Ltd. 3.625% 10/1/26 (Reg. S)	EUR	100,000	117,334
PGT Innovations, Inc. 4.375% 10/1/29 (d)		365,000	361,806
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		55,000	56,227
6.125% 7/1/29 (d)		30,000	30,863
Victors Merger Corp. 6.375% 5/15/29 (d)		100,000	94,000
			1,469,945
Cable/Satellite TV - 3.8%
Altice France Holding SA 8% 5/15/27 (d)	EUR	175,000	214,337
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		100,000	99,550
4.25% 1/15/34 (d)		115,000	111,528
4.5% 8/15/30 (d)		195,000	198,487
4.5% 6/1/33 (d)		120,000	119,700
4.75% 3/1/30 (d)		290,000	299,425
5.125% 5/1/27 (d)		625,000	647,656
CSC Holdings LLC:
3.375% 2/15/31 (d)		175,000	159,381
4.5% 11/15/31 (d)		65,000	62,979
4.625% 12/1/30 (d)		75,000	68,719
5% 11/15/31 (d)		65,000	60,352
5.375% 2/1/28 (d)		365,000	375,950
5.5% 4/15/27 (d)		115,000	118,738
5.75% 1/15/30 (d)		100,000	98,670
6.5% 2/1/29 (d)		165,000	176,963
7.5% 4/1/28 (d)		230,000	244,663
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 8/15/27 (d)		180,000	186,597
DISH DBS Corp.:
5% 3/15/23		250,000	258,750
7.75% 7/1/26		185,000	205,581
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		150,000	152,406
6.5% 9/15/28 (d)		110,000	110,000
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	117,479
Ziggo Bond Co. BV:
3.375% 2/28/30 (Reg. S)	EUR	100,000	113,746
5.125% 2/28/30 (d)		35,000	35,420
6% 1/15/27 (d)		160,000	165,200
Ziggo BV:
4.25% 1/15/27 (Reg. S)	EUR	80,000	94,653
4.875% 1/15/30 (d)		50,000	50,819
			4,547,749
Capital Goods - 0.1%
Vertical Holdco GmbH 6.625% 7/15/28 (Reg. S)	EUR	90,000	108,722
Chemicals - 3.0%
CF Industries Holdings, Inc.:
5.15% 3/15/34		100,000	121,454
5.375% 3/15/44		200,000	256,282
Consolidated Energy Finance SA 6.5% 5/15/26 (d)		185,000	191,938
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	234,668
CVR Partners LP 6.125% 6/15/28 (d)		90,000	93,150
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (d)		200,000	197,834
3.375% 5/12/26 (Reg. S)		200,000	197,834
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		50,000	50,500
INEOS Quattro Finance 2 PLC 2.5% 1/15/26 (Reg. S)	EUR	100,000	115,252
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		35,000	36,181
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		10,000	9,900
7% 12/31/27 (d)		15,000	14,506
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	218,788
NOVA Chemicals Corp. 4.25% 5/15/29 (d)		75,000	74,025
OCI NV 5.25% 11/1/24 (d)		93,000	95,441
OCP SA:
3.75% 6/23/31 (d)		200,000	196,000
4.5% 10/22/25 (d)		200,000	211,225
Olympus Water U.S. Holding Corp. 3.875% 10/1/28 (Reg. S)	EUR	100,000	115,022
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	203,000
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		70,000	68,425
6.625% 5/1/29 (d)		45,000	42,356
The Chemours Co. LLC:
4.625% 11/15/29 (d)		70,000	67,375
5.375% 5/15/27		240,000	253,200
5.75% 11/15/28 (d)		245,000	251,738
Tronox, Inc. 4.625% 3/15/29 (d)		55,000	53,918
Valvoline, Inc. 4.25% 2/15/30 (d)		45,000	45,675
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)		70,000	71,103
5.625% 8/15/29 (d)		70,000	70,613
			3,557,403
Consumer Products - 1.4%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		200,000	185,850
Central Garden & Pet Co. 4.125% 10/15/30		35,000	35,261
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (d)		45,000	43,841
5.875% 4/1/29 (d)		45,000	43,763
Gannett Holdings LLC 6% 11/1/26 (d)		45,000	44,899
Kernel Holding SA 6.75% 10/27/27 (d)		100,000	106,050
Mattel, Inc.:
3.375% 4/1/26 (d)		20,000	20,575
3.75% 4/1/29 (d)		20,000	20,776
Meituan 2.125% 10/28/25 (d)		200,000	192,920
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		65,000	65,650
7.875% 5/1/29 (d)		95,000	95,950
Natura Cosmeticos SA 4.125% 5/3/28 (d)		200,000	197,960
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		75,000	81,054
Prosus NV 4.027% 8/3/50 (d)		200,000	187,000
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		40,000	39,200
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		75,000	74,321
4% 4/15/29 (d)		60,000	60,949
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		40,000	39,674
TKC Holdings, Inc. 10.5% 5/15/29 (d)		75,000	81,000
			1,616,693
Containers - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		70,000	73,325
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27(d)		150,000	149,625
Ball Corp. 4.875% 3/15/26		85,000	93,181
Berry Global, Inc. 4.875% 7/15/26 (d)		40,000	41,900
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (d)		35,000	35,252
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		30,000	30,862
Plastipak Holdings, Inc. 6.25% 10/15/25 (d)		20,000	20,363
Schoeller Packaging BV 6.375% 11/1/24 (Reg. S)	EUR	200,000	237,373
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		40,000	41,549
			723,430
Diversified Financial Services - 3.5%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		30,000	29,475
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		185,000	178,525
3.625% 10/1/31 (d)		185,000	176,213
Cullinan Holdco SCSp 4.625% 10/15/26 (Reg. S)	EUR	104,000	120,878
Dovalue SpA 3.375% 7/31/26 (Reg. S)	EUR	225,000	261,401
FLY Leasing Ltd. 7% 10/15/24 (d)		105,000	103,917
Fortune Star (BVI) Ltd.:
6.75% 7/2/23 (Reg. S)		200,000	202,563
6.85% 7/2/24 (Reg. S)		200,000	202,563
Garfunkelux Holdco 3 SA 6.75% 11/1/25 (Reg. S)	EUR	100,000	119,623
Hightower Holding LLC 6.75% 4/15/29 (d)		25,000	25,500
HTA Group Ltd. 7% 12/18/25 (d)		200,000	208,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	165,729
4.75% 9/15/24		90,000	93,280
5.25% 5/15/27		260,000	270,400
6.25% 5/15/26		260,000	272,350
6.375% 12/15/25		295,000	300,900
Intertrust Group BV 3.375% 11/15/25 (Reg. S)	EUR	100,000	116,178
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	100,000	114,155
OneMain Finance Corp.:
4% 9/15/30		165,000	160,256
6.875% 3/15/25		75,000	83,719
7.125% 3/15/26		200,000	227,000
8.875% 6/1/25		75,000	81,094
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (d)		20,000	20,820
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		200,000	201,550
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	115,169
3.875% 7/15/26 (Reg. S)	EUR	125,000	147,225
Vivion Investments SARL 3% 8/8/24 (Reg. S)	EUR	100,000	111,173
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (c)(e)		200,000	20,100
			4,129,919
Diversified Media - 0.3%
Allen Media LLC 10.5% 2/15/28 (d)		155,000	166,044
Lamar Media Corp. 4.875% 1/15/29		45,000	47,138
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		90,000	95,175
ViacomCBS, Inc. 6.25% 2/28/57 (f)		90,000	102,894
			411,251
Energy - 11.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		140,000	144,550
5.75% 1/15/28 (d)		60,000	62,775
Antero Resources Corp. 7.625% 2/1/29 (d)		55,000	60,913
Apache Corp. 4.625% 11/15/25		55,000	59,289
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (d)		70,000	72,450
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		200,000	203,750
California Resources Corp. 7.125% 2/1/26 (d)		95,000	100,222
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27		135,000	154,290
Cheniere Energy Partners LP 3.25% 1/31/32 (d)		75,000	74,340
Cheniere Energy, Inc. 4.625% 10/15/28		180,000	188,766
Chesapeake Energy Corp.:
5.5% 2/1/26 (d)		70,000	72,975
5.875% 2/1/29 (d)		55,000	58,438
China Oil & Gas Group Ltd. 4.7% 6/30/26 (Reg. S)		200,000	201,600
Citgo Holding, Inc. 9.25% 8/1/24 (d)		185,000	187,775
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		70,000	72,100
7% 6/15/25 (d)		130,000	133,978
CNX Resources Corp. 6% 1/15/29 (d)		25,000	26,375
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		40,000	40,950
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		50,000	51,990
6.75% 3/1/29 (d)		90,000	96,750
7.5% 5/15/25 (d)		72,000	74,700
Continental Resources, Inc.:
4.5% 4/15/23		3,000	3,120
5.75% 1/15/31 (d)		70,000	83,825
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)		285,000	295,364
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		25,000	25,750
CVR Energy, Inc.:
5.25% 2/15/25 (d)		140,000	138,298
5.75% 2/15/28 (d)		140,000	137,900
DCP Midstream Operating LP:
5.375% 7/15/25		135,000	149,175
5.85% 5/21/43 (d)(f)		60,000	55,920
8.125% 8/16/30		5,000	6,775
Delek Logistics Partners LP 7.125% 6/1/28 (d)		45,000	47,138
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		110,000	112,750
DT Midstream, Inc.:
4.125% 6/15/29 (d)		75,000	75,536
4.375% 6/15/31 (d)		75,000	75,987
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)		125,000	131,250
6.625% 7/15/25 (d)		55,000	58,000
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (d)		40,000	40,800
4.875% 3/30/26 (Reg. S) (d)		40,000	40,640
Energo-Pro A/S 4% 12/7/22 (Reg. S)	EUR	100,000	115,441
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		200,000	191,000
EnLink Midstream LLC 5.625% 1/15/28 (d)		25,000	26,508
EQM Midstream Partners LP 6.5% 7/1/27 (d)		70,000	77,875
EQT Corp.:
3.125% 5/15/26 (d)		50,000	50,375
3.625% 5/15/31 (d)		50,000	51,063
5% 1/15/29		55,000	61,102
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27		65,000	65,306
GeoPark Ltd.:
5.5% 1/17/27 (d)		200,000	198,725
6.5% 9/21/24 (d)		200,000	205,730
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	56,994
Harvest Midstream I LP 7.5% 9/1/28 (d)		135,000	141,750
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		50,000	50,000
5.125% 6/15/28 (d)		80,000	83,096
5.625% 2/15/26 (d)		100,000	103,625
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		200,000	202,663
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		200,000	213,000
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		95,000	54,625
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		285,000	282,150
Leeward Renewable Energy LLC 4.25% 7/1/29 (d)		170,000	170,833
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		150,000	161,625
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		320,000	311,600
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		200,000	213,813
MEG Energy Corp. 5.875% 2/1/29 (d)		110,000	113,163
Nabors Industries, Inc. 5.75% 2/1/25		105,000	99,750
New Fortress Energy, Inc. 6.75% 9/15/25 (d)		55,000	53,556
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		190,000	192,673
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)		90,000	96,750
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		400,000	110,125
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	38,500
5.55% 3/15/26		65,000	71,744
5.875% 9/1/25		40,000	44,400
6.125% 1/1/31		140,000	167,650
6.375% 9/1/28		345,000	404,385
6.6% 3/15/46		55,000	70,373
6.625% 9/1/30		195,000	238,612
6.95% 7/1/24		65,000	73,125
7.5% 5/1/31		230,000	299,439
8.875% 7/15/30		145,000	196,475
Oleoducto Central SA 4% 7/14/27 (d)		200,000	204,413
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	204,500
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	115,969
7.25% 6/15/25		70,000	54,813
9.25% 5/15/25 (d)		145,000	141,375
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	126,322
Petrobras Global Finance BV 5.6% 1/3/31		65,000	67,828
Petroleos Mexicanos:
4.25% 1/15/25		185,000	187,544
4.875% 1/24/22		85,000	85,388
6.49% 1/23/27		175,000	185,833
7.69% 1/23/50		75,000	71,625
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		100,000	100,375
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		30,000	31,538
Rio Oil Finance Trust 9.25% 7/6/24 (d)		45,989	50,108
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		200,000	198,900
3.5% 4/16/29 (d)		200,000	212,850
Sibur Securities DAC 2.95% 7/8/25 (d)		200,000	202,500
SM Energy Co.:
5% 1/15/24		65,000	64,675
6.5% 7/15/28		25,000	26,125
6.625% 1/15/27		65,000	67,113
6.75% 9/15/26		25,000	25,625
Southwestern Energy Co.:
5.375% 2/1/29 (d)		115,000	121,325
8.375% 9/15/28		60,000	66,900
SUEK Securities DAC 3.375% 9/15/26 (d)		200,000	199,080
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	50,563
6% 4/15/27		175,000	183,313
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		45,000	46,022
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30(d)		55,000	55,012
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31		55,000	59,303
5.5% 3/1/30		70,000	76,933
5.875% 4/15/26		70,000	73,085
6.5% 7/15/27		40,000	42,850
6.875% 1/15/29		70,000	78,400
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		200,000	200,300
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		185,000	190,816
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		78,113	76,550
Transocean, Inc. 11.5% 1/30/27 (d)		76,000	77,520
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		70,000	65,157
Tullow Oil PLC:
7% 3/1/25 (d)		200,000	175,000
10.25% 5/15/26 (d)		415,000	435,231
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	36,181
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		63,329	3,166
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (f)		10,000	10,400
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		70,000	71,225
4.125% 8/15/31 (d)		70,000	72,447
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		60,000	64,425
Viper Energy Partners LP 5.375% 11/1/27 (d)		30,000	31,275
YPF SA 8.5% 3/23/25 (d)		324,625	293,339
			14,258,060
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		80,000	81,600
Environmental - 0.5%
GFL Environmental, Inc. 4% 8/1/28 (d)		300,000	292,500
Madison IAQ LLC:
4.125% 6/30/28 (d)		55,000	54,715
5.875% 6/30/29 (d)		85,000	84,363
Paprec Holding SA 3.5% 7/1/28 (Reg. S)	EUR	113,000	130,458
Stericycle, Inc. 3.875% 1/15/29 (d)		35,000	34,475
			596,511
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		35,000	34,499
4.625% 1/15/27 (d)		130,000	136,052
4.875% 2/15/30 (d)		275,000	294,759
Camposol SA 6% 2/3/27 (d)		200,000	207,600
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		35,000	33,600
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		25,000	24,594
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		100,000	105,250
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	117,623
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)(f)		33,712	32,701
			986,678
Food/Beverage/Tobacco - 3.0%
Adecoagro SA 6% 9/21/27 (d)		150,000	155,419
C&S Group Enterprises LLC 5% 12/15/28 (d)		40,000	37,200
Central American Bottling Corp. 5.75% 1/31/27 (d)		200,000	206,788
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		30,000	30,675
7.5% 4/15/25 (d)		15,000	15,581
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		80,000	89,748
JBS Finance Luxembourg SARL 3.625% 1/15/32 (d)		200,000	197,468
JBS U.S.A. Food Co.:
5.75% 1/15/28 (d)		300,000	312,753
7% 1/15/26 (d)		400,000	416,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		185,000	199,339
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		120,000	131,400
6.5% 4/15/29 (d)		80,000	88,700
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		48,000	51,600
Kraft Heinz Foods Co.:
2.25% 5/25/28 (Reg. S)	EUR	100,000	124,033
4.25% 3/1/31		200,000	226,006
4.375% 6/1/46		15,000	17,509
4.875% 10/1/49		85,000	105,124
5.5% 6/1/50		25,000	33,460
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)(h)		70,000	70,067
4.875% 11/1/26 (d)		45,000	46,139
MARB BondCo PLC 3.95% 1/29/31 (d)		200,000	189,250
MHP SA 7.75% 5/10/24 (d)		100,000	107,988
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		40,000	40,000
5.5% 10/15/27 (d)		100,000	104,250
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		80,000	84,400
Post Holdings, Inc.:
4.5% 9/15/31 (d)		40,000	39,197
4.625% 4/15/30 (d)		195,000	195,975
Simmons Foods, Inc. 4.625% 3/1/29 (d)		40,000	40,400
TreeHouse Foods, Inc. 4% 9/1/28		20,000	19,102
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		30,000	29,949
U.S. Foods, Inc. 4.75% 2/15/29 (d)		80,000	80,942
United Natural Foods, Inc. 6.75% 10/15/28 (d)		40,000	43,300
			3,529,762
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)		20,000	20,734
Boyd Gaming Corp. 4.75% 6/15/31 (d)		70,000	72,013
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		90,000	90,432
6.25% 7/1/25 (d)		110,000	115,704
8.125% 7/1/27 (d)		275,000	308,014
Cirsa Finance International SARL 6.25% 12/20/23 (Reg. S)	EUR	84,917	99,318
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		200,000	195,725
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	105,384
5.375% 4/15/26		30,000	33,831
Golden Nugget, Inc. 6.75% 10/15/24 (d)		130,000	130,325
MCE Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	196,750
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	191,400
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	378,875
5.75% 2/1/27		70,000	79,800
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	199,788
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		70,000	74,682
Penn National Gaming, Inc. 4.125% 7/1/29 (d)		170,000	165,750
Premier Entertainment Sub LLC 5.875% 9/1/31 (d)		65,000	66,300
Studio City Finance Ltd.:
5% 1/15/29 (Reg. S)		200,000	179,500
6.5% 1/15/28 (d)		110,000	105,634
6.5% 1/15/28 (Reg. S)		200,000	192,063
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		200,000	189,038
5.125% 12/15/29 (Reg. S)		250,000	223,750
5.5% 1/15/26 (d)		100,000	94,175
			3,508,985
Healthcare - 6.4%
AHP Health Partners, Inc. 5.75% 7/15/29 (d)		80,000	80,400
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		70,000	69,978
4.625% 7/15/28 (d)		175,000	181,554
Bausch Health Companies, Inc. 5.5% 11/1/25 (d)		260,000	264,178
Catalent Pharma Solutions 5% 7/15/27 (d)		20,000	20,650
Centene Corp.:
3% 10/15/30		55,000	55,901
3.375% 2/15/30		160,000	164,200
4.25% 12/15/27		70,000	73,325
4.625% 12/15/29		105,000	113,269
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		20,000	20,200
4% 3/15/31 (d)		55,000	56,856
4.25% 5/1/28 (d)		120,000	123,600
Chrome Bidco SASU 3.5% 5/31/28 (Reg. S)	EUR	175,000	202,067
Chrome HoldCo 5% 5/31/29 (Reg. S)	EUR	100,000	115,600
Cidron Aida Finco SARL 5% 4/1/28 (Reg. S)	EUR	258,000	292,703
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		75,000	75,000
5.625% 3/15/27 (d)		55,000	57,555
6% 1/15/29 (d)		55,000	57,888
6.125% 4/1/30 (d)		170,000	167,103
6.875% 4/15/29 (d)		75,000	77,156
8% 3/15/26 (d)		390,000	411,450
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		85,000	86,275
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		60,000	56,850
4.625% 6/1/30 (d)		160,000	160,794
Encompass Health Corp. 5.75% 9/15/25		15,000	15,319
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	121,316
Grifols Escrow Issuer SA:
3.875% 10/15/28 (Reg. S)	EUR	122,000	141,222
4.75% 10/15/28 (d)		200,000	203,000
Grifols SA 2.25% 11/15/27 (Reg. S)	EUR	100,000	115,600
HCA Holdings, Inc.:
3.5% 9/1/30		100,000	105,165
5.875% 2/15/26		85,000	96,794
5.875% 2/1/29		45,000	53,559
HealthEquity, Inc. 4.5% 10/1/29 (d)		30,000	30,338
Hologic, Inc. 3.25% 2/15/29 (d)		55,000	54,553
IQVIA, Inc. 5% 10/15/26 (d)		120,000	123,294
Jazz Securities DAC 4.375% 1/15/29 (d)		55,000	56,513
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		50,000	51,563
4.375% 6/15/28 (d)		40,000	41,400
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)		350,000	348,250
5.25% 10/1/29 (d)		135,000	137,025
Option Care Health, Inc. 4.375% 10/31/29 (d)		30,000	30,293
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	171,376
4.125% 4/30/28 (d)		80,000	81,100
5.125% 4/30/31 (d)		80,000	82,514
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)		18,000	19,170
7.375% 6/1/25 (d)		25,000	26,245
Radiology Partners, Inc. 9.25% 2/1/28 (d)		220,000	233,200
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		50,000	50,000
Sabra Health Care LP 3.9% 10/15/29		72,000	75,436
Service Corp. International 3.375% 8/15/30		300,000	295,500
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		30,000	30,525
10% 4/15/27 (d)		115,000	123,454
Teleflex, Inc. 4.625% 11/15/27		30,000	31,088
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		250,000	253,070
4.625% 7/15/24		32,000	32,400
6.125% 10/1/28 (d)		240,000	251,988
6.25% 2/1/27 (d)		195,000	202,556
6.75% 6/15/23		300,000	322,500
6.875% 11/15/31		10,000	11,450
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		75,000	70,688
4.1% 10/1/46		200,000	165,000
6% 1/31/25	EUR	100,000	124,036
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)		230,000	244,375
Vizient, Inc. 6.25% 5/15/27 (d)		15,000	15,722
			7,623,149
Homebuilders/Real Estate - 4.2%
ADLER Group SA 3.25% 8/5/25 (Reg. S)	EUR	100,000	106,786
ADLER Real Estate AG 3% 4/27/26 (Reg. S)	EUR	100,000	109,242
Arcosa, Inc. 4.375% 4/15/29 (d)		40,000	40,828
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)		40,000	39,650
6.625% 1/15/28 (d)		5,000	5,288
China Aoyuan Group Ltd.:
5.88% 3/1/27 (Reg. S)		200,000	76,000
6.2% 3/24/26 (Reg. S)		200,000	78,000
China Evergrande Group:
8.25% 3/23/22 (Reg. S)		200,000	55,000
8.75% 6/28/25 (Reg. S)		200,000	48,000
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	176,000
7.375% 4/9/24 (Reg. S)		200,000	173,500
CIFI Holdings Group Co. Ltd. 4.375% 4/12/27 (Reg. S)		200,000	179,500
Easy Tactic Ltd. 11.625% 9/3/24 (Reg. S)		200,000	108,000
Jinke Properties Group Co. Ltd. 6.85% 5/28/24 (Reg. S)		200,000	158,413
Kaisa Group Holdings Ltd. 11.5% 1/30/23 (Reg. S)		200,000	60,000
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	56,100
5% 3/1/31		55,000	55,963
KWG Group Holdings Ltd. 5.2% 9/21/22 (Reg. S)		200,000	172,000
Modernland Overseas Pte Ltd. 6.95% 4/13/24 (e)		200,000	90,475
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		300,000	315,525
5.25% 8/1/26		100,000	103,000
New Home Co., Inc. 7.25% 10/15/25 (d)		35,000	36,138
New Metro Global Ltd.:
4.8% 12/15/24 (Reg. S)		200,000	174,000
6.8% 8/5/23 (Reg. S)		200,000	185,000
Powerlong Real Estate Holding Ltd.:
5.95% 4/30/25 (Reg. S)		200,000	179,000
6.25% 8/10/24 (Reg. S)		200,000	181,500
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		30,000	31,088
7.625% 6/15/25 (d)		25,000	26,711
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S)		220,000	154,000
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	170,000
Scenery Journey Ltd. 11.5% 10/24/22 (Reg. S)		200,000	40,500
Service Properties Trust 7.5% 9/15/25		95,000	105,136
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	78,818
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S)		200,000	155,000
7.5% 2/1/24 (Reg. S)		200,000	147,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (d)		80,000	88,074
5.875% 6/15/27 (d)		55,000	61,531
Times China Holdings Ltd. 6.75% 7/8/25 (Reg. S)		200,000	153,000
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	16,313
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		55,000	55,215
6.5% 2/15/29 (d)		85,000	85,985
VICI Properties, Inc.:
3.75% 2/15/27 (d)		205,000	210,638
4.125% 8/15/30 (d)		70,000	73,500
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		25,000	25,875
Yango Justice International Ltd.:
8.25% 11/25/23 (Reg. S)		220,000	44,000
10% 2/12/23 (Reg. S)		200,000	55,000
Yanlord Land Group Ltd. 6.8% 2/27/24 (Reg. S)		250,000	251,250
			4,991,605
Hotels - 0.7%
Deuce FinCo PLC 3 month EURIBOR + 4.750% 4.75% 6/15/27 (Reg. S) (f)(g)	EUR	195,000	223,166
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		40,000	39,024
3.75% 5/1/29 (d)		35,000	35,000
4% 5/1/31 (d)		35,000	35,167
4.875% 1/15/30		320,000	341,594
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	41,400
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (d)		70,000	70,000
			785,351
Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		250,000	252,500
10.125% 8/1/26 (d)		35,000	38,675
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)(h)		90,000	90,441
6.75% 10/15/27 (d)		225,000	232,313
AmWINS Group, Inc. 4.875% 6/30/29 (d)		40,000	39,875
AssuredPartners, Inc. 5.625% 1/15/29 (d)		30,000	29,775
HUB International Ltd. 7% 5/1/26 (d)		190,000	195,938
MGIC Investment Corp. 5.25% 8/15/28		40,000	42,557
USI, Inc. 6.875% 5/1/25 (d)		275,000	279,125
			1,201,199
Leisure - 1.1%
Carnival Corp.:
4% 8/1/28 (d)		150,000	150,000
5.75% 3/1/27 (d)		135,000	137,403
9.875% 8/1/27 (d)		210,000	241,763
10.5% 2/1/26 (d)		75,000	87,150
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		20,000	20,050
10.25% 2/1/26 (d)		115,000	132,112
NCL Finance Ltd. 6.125% 3/15/28 (d)		25,000	25,219
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		130,000	126,100
5.5% 8/31/26 (d)		135,000	137,531
9.125% 6/15/23 (d)		85,000	92,291
11.5% 6/1/25 (d)		30,000	34,050
Vail Resorts, Inc. 6.25% 5/15/25 (d)		35,000	36,866
Viking Cruises Ltd. 13% 5/15/25 (d)		50,000	57,250
			1,277,785
Metals/Mining - 3.3%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	331,500
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)		70,000	72,798
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(e)		210,000	0
Alrosa Finance SA 3.1% 6/25/27 (d)		200,000	203,813
Antofagasta PLC 2.375% 10/14/30 (d)		200,000	188,038
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		40,000	41,450
4.875% 3/1/31 (d)		40,000	41,650
Endeavour Mining PLC 5% 10/14/26 (d)		200,000	201,490
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		200,000	203,000
6.875% 3/1/26 (d)		200,000	207,875
6.875% 10/15/27 (d)		185,000	198,332
7.25% 4/1/23 (d)		325,000	331,013
7.5% 4/1/25 (d)		130,000	134,063
FMG Resources (August 2006) Pty Ltd. 4.375% 4/1/31 (d)		40,000	40,500
Freeport-McMoRan, Inc.:
4.625% 8/1/30		55,000	59,263
5.4% 11/14/34		30,000	36,648
Gran Colombia Gold Corp. 6.875% 8/9/26 (d)		200,000	198,864
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	54,149
HudBay Minerals, Inc. 6.125% 4/1/29 (d)		105,000	110,513
Industrias Penoles SA de CV 4.75% 8/6/50 (d)		200,000	216,850
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		29,000	32,263
Novelis Corp. 3.875% 8/15/31 (d)		115,000	112,275
Polyus Finance PLC 3.25% 10/14/28 (d)		200,000	197,900
Vedanta Resources PLC 6.375% 7/30/22 (Reg. S)		400,000	395,950
VM Holding SA 6.5% 1/18/28 (d)		200,000	221,925
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		100,000	97,394
			3,929,516
Paper - 0.3%
Berry Global, Inc. 5.625% 7/15/27 (d)		35,000	36,658
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		90,000	93,083
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		40,000	40,100
Mercer International, Inc. 5.125% 2/1/29		55,000	54,682
Rayonier AM Products, Inc. 7.625% 1/15/26 (d)		33,000	34,018
SPA Holdings 3 OY 4.875% 2/4/28 (d)		45,000	44,865
			303,406
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	208,000
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		160,000	154,997
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		170,000	155,550
CEC Entertainment LLC 6.75% 5/1/26 (d)		60,000	59,963
Golden Nugget, Inc. 8.75% 10/1/25 (d)		60,000	62,250
Papa John's International, Inc. 3.875% 9/15/29 (d)		25,000	24,438
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	72,975
4.75% 1/15/30 (d)		200,000	213,500
7.75% 4/1/25 (d)		20,000	21,269
			764,942
Services - 2.8%
ADT Corp. 4.125% 8/1/29 (d)		65,000	64,066
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		75,000	75,750
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		30,000	29,524
APCOA Parking Holdings GmbH 4.625% 1/15/27 (Reg. S)	EUR	100,000	114,802
ASGN, Inc. 4.625% 5/15/28 (d)		160,000	165,200
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		57,000	56,539
4.625% 6/1/28 (d)		38,000	37,656
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		40,000	42,100
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		55,000	55,789
4% 7/1/29 (d)		30,000	30,375
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		440,000	437,250
CoreCivic, Inc. 8.25% 4/15/26		100,000	102,205
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		520,000	538,200
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		90,000	89,325
Hertz Corp.:
5.5% 10/15/24 (c)(d)(e)		65,000	0
6% 1/15/28 (c)(d)(e)		85,000	0
6.25% 10/15/22 (c)(e)		60,000	0
7.125% 8/1/26 (c)(d)(e)		85,000	0
IHS Markit Ltd.:
4% 3/1/26 (d)		35,000	37,995
4.75% 2/15/25 (d)		65,000	71,419
Intrum AB 4.875% 8/15/25 (Reg. S)	EUR	200,000	239,003
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		35,000	35,525
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	135,571
Sabre GLBL, Inc. 7.375% 9/1/25 (d)		60,000	63,750
Service Corp. International 5.125% 6/1/29		35,000	37,791
Sotheby's 7.375% 10/15/27 (d)		80,000	84,300
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		200,000	200,240
The GEO Group, Inc.:
5.125% 4/1/23		50,000	48,228
5.875% 10/15/24		15,000	13,571
6% 4/15/26		170,000	147,475
Uber Technologies, Inc. 4.5% 8/15/29 (d)		395,000	397,538
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		45,000	46,519
			3,397,706
Steel - 1.1%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		132,000	143,385
Commercial Metals Co. 3.875% 2/15/31		30,000	29,700
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		150,000	158,625
JSW Steel Ltd.:
3.95% 4/5/27 (d)		200,000	201,250
5.375% 4/4/25 (Reg. S)		200,000	210,250
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		20,000	20,375
TMK Capital SA 4.3% 2/12/27 (Reg. S)		200,000	200,850
Usiminas International SARL 5.875% 7/18/26 (d)		200,000	209,600
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	100,000	119,646
			1,293,681
Super Retail - 1.1%
Academy Ltd. 6% 11/15/27 (d)		75,000	79,875
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (d)		35,000	34,364
7.125% 7/15/29 (d)		45,000	43,363
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	21,368
4.75% 3/1/30		20,000	20,400
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		110,000	123,063
Carvana Co.:
4.875% 9/1/29 (d)		200,000	193,500
5.5% 4/15/27 (d)		80,000	80,600
5.875% 10/1/28 (d)		55,000	55,963
EG Global Finance PLC:
6.75% 2/7/25 (d)		250,000	255,938
8.5% 10/30/25 (d)		50,000	51,750
Gap, Inc.:
3.625% 10/1/29 (d)		45,000	44,100
3.875% 10/1/31 (d)		80,000	78,400
Group 1 Automotive, Inc. 4% 8/15/28 (d)		200,000	200,040
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		20,000	20,900
			1,303,624
Technology - 4.1%
Acuris Finance U.S. 5% 5/1/28 (d)		170,000	167,450
Arcelik A/S 5% 4/3/23 (d)		200,000	205,038
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		35,000	35,282
6.125% 12/1/28 (d)		10,000	10,113
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		60,000	59,700
CA Magnum Holdings 5.375% (d)(i)		400,000	410,500
Camelot Finance SA 4.5% 11/1/26 (d)		150,000	155,495
CDK Global, Inc.:
4.875% 6/1/27		80,000	83,276
5.25% 5/15/29 (d)		35,000	37,538
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	82,800
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	100,000	111,920
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	69,125
Elastic NV 4.125% 7/15/29 (d)		40,000	39,795
Energizer Gamma Acquistion BV 3.5% 6/30/29 (Reg. S)	EUR	124,000	138,744
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		205,000	212,688
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		200,000	205,000
Lenovo Group Ltd. 3.421% 11/2/30 (d)		200,000	206,475
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		100,000	102,875
5% 12/15/27 (d)		100,000	104,250
5.625% 2/15/29 (d)		65,000	69,550
MercadoLibre, Inc. 3.125% 1/14/31		200,000	187,760
MicroStrategy, Inc. 6.125% 6/15/28 (d)		185,000	189,834
NCR Corp. 5.125% 4/15/29 (d)		45,000	46,016
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		30,000	33,000
ON Semiconductor Corp. 3.875% 9/1/28 (d)		70,000	70,788
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		95,000	96,577
Orano SA:
2.75% 3/8/28 (Reg. S)	EUR	100,000	118,908
3.375% 4/23/26 (Reg. S)	EUR	100,000	124,064
Qorvo, Inc. 4.375% 10/15/29		45,000	48,319
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		100,000	95,535
5.375% 12/1/28 (d)		30,000	28,875
Roblox Corp. 3.875% 5/1/30 (d)		185,000	184,306
Sensata Technologies BV 4% 4/15/29 (d)		65,000	66,018
SoftBank Group Corp.:
3.875% 7/6/32 (Reg. S)	EUR	250,000	276,238
4.625% 7/6/28 (Reg. S)		200,000	196,671
Square, Inc.:
2.75% 6/1/26 (d)		75,000	75,825
3.5% 6/1/31 (d)		75,000	76,875
Synaptics, Inc. 4% 6/15/29 (d)		30,000	30,300
TTM Technologies, Inc. 4% 3/1/29 (d)		60,000	59,467
Twilio, Inc.:
3.625% 3/15/29		45,000	45,450
3.875% 3/15/31		45,000	45,440
Uber Technologies, Inc.:
7.5% 5/15/25 (d)		115,000	122,587
7.5% 9/15/27 (d)		90,000	98,447
Unisys Corp. 6.875% 11/1/27 (d)		30,000	32,700
			4,857,614
Telecommunications - 7.5%
Altice Financing SA 5.75% 8/15/29 (d)		225,000	221,344
Altice France Holding SA 6% 2/15/28 (d)		75,000	70,969
Altice France SA:
4.25% 10/15/29 (Reg. S)	EUR	120,000	137,333
5.125% 1/15/29 (d)		50,000	48,500
5.125% 7/15/29 (d)		120,000	116,872
5.5% 1/15/28 (d)		130,000	130,293
8.125% 2/1/27 (d)		245,000	263,375
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		340,000	357,425
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		30,000	29,211
5.625% 9/15/28 (d)		20,000	19,769
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	120,348
Cogent Communications Group, Inc. 3.5% 5/1/26 (d)		50,000	50,500
Consolidated Communications, Inc. 5% 10/1/28 (d)		135,000	136,350
Crystal Almond SARL 4.25% 10/15/24 (Reg. S)	EUR	100,000	117,866
Digicel Group Ltd. 6.75% 3/1/23 (d)		150,000	145,313
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		55,000	55,894
5.875% 10/15/27 (d)		50,000	52,375
5.875% 11/1/29		14,771	14,716
6% 1/15/30 (d)		95,000	95,449
6.75% 5/1/29 (d)		60,000	61,725
Holdco SASU 5.125% 10/15/26 (Reg. S)	EUR	115,000	136,641
IHS Netherlands Holdco BV 8% 9/18/27 (d)		200,000	212,563
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		200,000	100,500
8.5% 10/15/24 (d)(e)		45,000	23,175
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		400,000	403,000
6.75% 10/15/27 (d)		100,000	105,000
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)		95,000	89,775
4.25% 7/1/28 (d)		75,000	74,148
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		200,000	207,563
Lumen Technologies, Inc.:
4% 2/15/27 (d)		115,000	115,575
5.125% 12/15/26 (d)		150,000	153,485
5.375% 6/15/29 (d)		200,000	200,750
Millicom International Cellular SA 5.125% 1/15/28 (d)		225,000	234,042
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		50,000	48,813
6% 2/15/28 (d)		20,000	19,200
Olivetti Finance NV 7.75% 1/24/33	EUR	75,000	122,681
Sable International Finance Ltd. 5.75% 9/7/27 (d)		293,000	304,720
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		45,000	52,005
SBA Communications Corp.:
3.125% 2/1/29 (d)		100,000	96,000
3.875% 2/15/27		220,000	226,882
Sprint Capital Corp.:
6.875% 11/15/28		565,000	714,409
8.75% 3/15/32		530,000	793,278
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	120,132
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		200,000	207,663
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	100,000	118,507
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		45,000	36,519
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		200,000	213,396
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (d)		200,000	208,000
Uniti Group, Inc. 6% 1/15/30 (d)		210,000	207,375
VimpelCom Holdings BV 3.375% 11/25/27 (d)		200,000	200,384
Virgin Media Secured Finance PLC 5.5% 5/15/29 (d)		170,000	179,377
Vodafone Group PLC 3% 8/27/80 (Reg. S) (f)	EUR	100,000	117,577
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		176,000	182,853
Windstream Escrow LLC 7.75% 8/15/28 (d)		295,000	312,030
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		115,000	111,694
6.125% 3/1/28 (d)		60,000	58,562
			8,953,901
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (d)		75,000	75,469
4.25% 3/15/29 (d)		40,000	40,500
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	117,334
Victoria's Secret & Co. 4.625% 7/15/29 (d)		50,000	50,220
			283,523
Transportation Ex Air/Rail - 1.0%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	115,000	135,086
1.75% 6/26/26 (Reg. S)	EUR	100,000	119,365
1.875% 9/26/29 (Reg. S)	EUR	100,000	120,212
2% 12/4/28 (Reg. S)	EUR	100,000	121,207
2% 1/15/30 (Reg. S)	EUR	100,000	121,153
Avolon Holdings Funding Ltd. 5.25% 5/15/24 (d)		135,000	146,251
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		40,000	40,691
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)		90,000	87,750
11.25% 8/15/22 (d)		70,000	70,088
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		110,000	117,803
Seaspan Corp. 5.5% 8/1/29 (d)		110,000	111,090
Teekay Corp. 9.25% 11/15/22 (d)		60,000	61,875
			1,252,571
Utilities - 4.6%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		40,000	42,320
DCP Midstream Operating LP:
5.125% 5/15/29		105,000	118,915
5.625% 7/15/27		45,000	51,343
DPL, Inc.:
4.125% 7/1/25		180,000	190,373
4.35% 4/15/29		215,000	232,200
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		100,000	103,144
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	202,100
InterGen NV 7% 6/30/23 (d)		845,000	830,213
NextEra Energy Partners LP 4.25% 9/15/24 (d)		4,000	4,210
NRG Energy, Inc.:
3.375% 2/15/29 (d)		25,000	24,375
3.625% 2/15/31 (d)		50,000	48,663
3.875% 2/15/32 (d)		115,000	112,700
5.25% 6/15/29 (d)		60,000	63,900
5.75% 1/15/28		60,000	63,600
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		166,712	178,382
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	9,472
3.95% 12/1/47		55,000	54,323
4.55% 7/1/30		415,000	452,071
4.95% 7/1/50		415,000	459,331
PG&E Corp.:
5% 7/1/28		375,000	390,000
5.25% 7/1/30		205,000	214,174
Pike Corp. 5.5% 9/1/28 (d)		45,000	45,788
Public Power Corp. of Greece 3.875% 3/30/26 (Reg. S)	EUR	142,000	169,002
ReNew Wind Energy AP2 / ReNew Power Private Ltd. 4.5% 7/14/28 (Reg. S)		200,000	203,313
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		70,000	73,829
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		167,740	187,219
Teollisuuden Voima Oyj:
1.375% 6/23/28 (Reg. S)	EUR	198,000	225,478
2.125% 2/4/25 (Reg. S)	EUR	100,000	120,012
TerraForm Global, Inc. 6.125% 3/1/26 (d)		160,000	164,043
TerraForm Power Operating LLC 4.25% 1/31/23 (d)		150,000	153,000
Vertiv Group Corp. 4.125% 11/15/28 (d)		95,000	94,406
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		60,000	59,400
5.5% 9/1/26 (d)		45,000	46,337
5.625% 2/15/27 (d)		60,000	61,819
			5,449,455

TOTAL NONCONVERTIBLE BONDS			98,789,438

TOTAL CORPORATE BONDS
(Cost $99,552,465)			99,770,534

Government Obligations - 1.6%
Germany - 1.3%
German Federal Republic 0% 9/16/22 (Reg. S)	EUR	1,290,000	1,499,562
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S)		200,000	125,288
7.55% 3/28/30 (Reg. S)		200,000	125,225
7.85% 3/14/29(Reg. S)		200,000	125,913

TOTAL SRI LANKA			376,426

TOTAL GOVERNMENT OBLIGATIONS
(Cost $2,114,019)			1,875,988
		Shares(a)	Value

Common Stocks - 3.3%
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(j)		3,510	21,200
Energy - 2.1%
California Resources Corp. (j)		8,829	407,282
California Resources Corp. warrants 10/27/24 (j)		530	8,210
Chesapeake Energy Corp.		5,294	337,440
Chesapeake Energy Corp. (b)		85	5,418
Denbury, Inc. (j)		5,260	445,312
Denbury, Inc. warrants 9/18/25 (j)		1,038	54,485
EP Energy Corp. (c)		7,975	715,756
Jonah Energy Parent LLC (c)		3,631	187,977
Mesquite Energy, Inc. (c)(j)		3,543	137,019
Noble Corp. (j)		146	3,673
Noble Corp. (d)		58	1,459
Noble Corp.:
warrants 2/5/28 (j)		600	8,040
warrants 2/5/28 (j)		600	7,560
Superior Energy Services, Inc. Class A (c)		609	15,591
Tidewater, Inc.:
warrants 11/14/42 (j)		5,448	72,652
warrants 11/14/42 (j)		1,897	25,298
Valaris Ltd. (j)		1,426	50,224

TOTAL ENERGY			2,483,396

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)		125,816	281,828
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(c)(j)		7,744	174,937
Tops Markets Corp. (c)(j)		165	58,007

TOTAL FOOD & DRUG RETAIL			232,944

Gaming - 0.2%
Boyd Gaming Corp. (j)		4,800	306,144
Healthcare - 0.1%
HCA Holdings, Inc.		400	100,184
Services - 0.1%
United Rentals, Inc. (j)		500	189,555
Telecommunications - 0.1%
Frontier Communications Parent, Inc. (j)		2,314	71,641
Utilities - 0.3%
NRG Energy, Inc.		3,200	127,648
Vistra Corp.		9,795	191,884

TOTAL UTILITIES			319,532

TOTAL COMMON STOCKS
(Cost $3,071,377)			4,006,424

Convertible Preferred Stocks - 0.1%
Utilities - 0.1%
PG&E Corp.
(Cost $152,083)		1,400	157,920
		Principal Amount(a)	Value

Bank Loan Obligations - 2.1%
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.337% 12/9/25 (f)(g)(k)		76,838	75,856
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6315% 2/1/27 (f)(g)(k)		28,702	28,300
Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(k)		114,115	113,931
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(f)(g)(k)		169,575	165,336
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8393% 10/1/25 (f)(g)(k)		35,813	35,522

TOTAL CHEMICALS			200,858

Consumer Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (f)(g)(k)		15,000	14,994
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(k)		24,938	24,891

TOTAL CONSUMER PRODUCTS			39,885

Containers - 0.2%
LABL, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10/22/28 (g)(k)(l)		175,000	173,798
Diversified Financial Services - 0.1%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(g)(k)		13,682	13,631
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3738% 3/1/25 (f)(g)(k)		15,371	15,299
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(k)		38,369	38,369

TOTAL DIVERSIFIED FINANCIAL SERVICES			67,299

Energy - 0.3%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(k)		47,872	47,898
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(k)		9,800	9,751
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(k)		137,768	137,797
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1208% 3/1/26 (f)(g)(k)		266,625	204,301
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(k)		65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(k)		28,000	0

TOTAL ENERGY			399,747

Food & Drug Retail - 0.0%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (c)(f)(g)(k)		45,483	46,392
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 10/29/28 (g)(k)(l)		10,000	9,988
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8/10/28 (g)(k)(l)		35,000	35,024

TOTAL HEALTHCARE			45,012

Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (f)(g)(k)		43,027	44,517
3 month U.S. LIBOR + 6.750% 6.8815% 5/30/26 (f)(g)(k)		37,065	32,432

TOTAL HOTELS			76,949

Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.337% 5/10/25 (f)(g)(k)		4,788	4,745
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.337% 5/9/25 (f)(g)(k)		63,538	62,967
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(g)(k)		59,723	59,604

TOTAL INSURANCE			127,316

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(k)		4,825	4,812
Services - 0.3%
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(k)		220,000	219,864
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(k)		95,000	95,238
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.587% 1/23/27 (f)(g)(k)		14,813	14,726
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(k)		39,800	39,904

TOTAL SERVICES			369,732

Super Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(g)(k)		158,800	159,164
Technology - 0.2%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/10/25 (f)(g)(k)		116,324	100,184
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.837% 5/4/26 (f)(g)(k)		19,600	19,621
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(g)(k)		10,000	10,167
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(g)(k)		74,251	74,335
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.087% 2/28/27 (f)(g)(k)		14,775	14,695

TOTAL TECHNOLOGY			219,002

Telecommunications - 0.3%
Altice France SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8113% 1/31/26 (f)(g)(k)		374,881	370,570
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(k)(m)		15,402	15,510

TOTAL TELECOMMUNICATIONS			386,080

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,641,718)			2,534,133

Preferred Securities - 5.7%
Automotive & Auto Parts - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (f)(i)	EUR	100,000	127,561
Banks & Thrifts - 3.6%
AIB Group PLC 5.25% (Reg. S) (f)(i)	EUR	200,000	246,331
Alfa Bond Issuance PLC 8% (Reg. S) (f)(i)		200,000	205,013
Axis Bank GIFT City 4.1% (Reg. S) (f)(i)		200,000	198,286
Banco Mercantil del Norte SA 6.875% (d)(f)(i)		200,000	202,884
Bangkok Bank Ltd. PCL 5% (Reg. S) (f)(i)		200,000	207,615
Bank of America Corp.:
4.3% (f)(i)		160,000	163,795
5.875% (f)(i)		275,000	309,952
Bank of Communications Co. Ltd. 3.8% (Reg. S) (f)(i)		200,000	214,559
Citigroup, Inc.:
4% (f)(i)		140,000	143,775
4.7% (f)(i)		90,000	92,312
5% (f)(i)		180,000	187,360
5.35% (f)(i)		550,000	577,455
5.95% (f)(i)		305,000	320,285
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		200,000	212,734
Itau Unibanco Holding SA 6.125% (d)(f)(i)		375,000	380,223
JPMorgan Chase & Co. 4.6% (f)(i)		135,000	139,622
Tinkoff Credit Systems 6% (d)(f)(i)		200,000	200,525
UniCredit SpA 9.25% (Reg. S) (f)(i)	EUR	200,000	251,029

TOTAL BANKS & THRIFTS			4,253,755

Building Materials - 0.2%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		200,000	207,934
Diversified Financial Services - 0.4%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		200,000	202,835
LeasePlan Corp. NV 7.375% (Reg. S) (f)(i)	EUR	200,000	264,100

TOTAL DIVERSIFIED FINANCIAL SERVICES			466,935

Homebuilders/Real Estate - 0.4%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (f)(i)		200,000	192,016
RKI Overseas Finance 2017 (A) 7% (Reg. S) (i)		200,000	171,011
Yuzhou Properties Co. 5.375% (Reg. S) (f)(i)		200,000	76,980

TOTAL HOMEBUILDERS/REAL ESTATE			440,007

Technology - 0.3%
Network i2i Ltd.:
3.975% (Reg. S) (f)(i)		200,000	204,755
5.65% (Reg. S) (f)(i)		200,000	211,878

TOTAL TECHNOLOGY			416,633

Telecommunications - 0.3%
Telefonica Europe BV:
2.376% (Reg. S) (f)(i)	EUR	100,000	112,392
3.875% (Reg. S) (f)(i)	EUR	200,000	249,269

TOTAL TELECOMMUNICATIONS			361,661

Utilities - 0.4%
EDF SA:
3.375% (f)(i)	EUR	200,000	241,321
5.375% 12/31/99 (f)	EUR	100,000	132,588
Veolia Environnement SA 2.5% (Reg. S) (f)(i)	EUR	100,000	117,138

TOTAL UTILITIES			491,047

TOTAL PREFERRED SECURITIES
(Cost $6,723,912)			6,765,533
		Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (n)		3,583,096	3,583,813
TOTAL MONEY MARKET FUNDS
(Cost $3,583,720)			3,583,813
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $117,839,294)			118,694,345
NET OTHER ASSETS (LIABILITIES) - 0.7%			780,570
NET ASSETS - 100%			$119,474,915

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $720,712 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,053,723 or 51.1% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Non-income producing

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,567 and $2,585, respectively.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$805
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 10/15/21	$45,950
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	$26,558
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$623,271
Southeastern Grocers, Inc.	6/1/18	$54,475

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,212,366	$35,914,306	$41,542,860	$1,892	$--	$1	$3,583,813	0.0%
Total	$9,212,366	$35,914,306	$41,542,860	$1,892	$--	$1	$3,583,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$353,469	$71,641	$--	$281,828
Consumer Discretionary	327,344	306,144	--	21,200
Consumer Staples	232,944	--	--	232,944
Energy	2,483,396	1,329,103	97,950	1,056,343
Health Care	100,184	100,184	--	--
Industrials	189,555	189,555	--	--
Utilities	477,452	319,532	157,920	--
Corporate Bonds	99,770,534	--	99,157,031	613,503
Government Obligations	1,875,988	--	1,875,988	--
Bank Loan Obligations	2,534,133	--	2,284,036	250,097
Preferred Securities	6,765,533	--	6,765,533	--
Money Market Funds	3,583,813	3,583,813	--	--
Total Investments in Securities:	$118,694,345	$5,899,972	$110,338,458	$2,455,915

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Investments in Securities
Beginning Balance	$1,684,372
Net Realized Gain (Loss) on Investment Securities	(161,569)
Net Unrealized Gain (Loss) on Investment Securities	634,253
Cost of Purchases	472,639
Proceeds of Sales	(473,390)
Amortization/Accretion	498
Transfers into Level 3	315,772
Transfers out of Level 3	(16,660)
Ending Balance	$2,455,915
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2021	$285,085

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.2%
Cayman Islands	5.3%
Luxembourg	4.5%
Netherlands	3.9%
United Kingdom	3.3%
Canada	2.9%
British Virgin Islands	2.4%
France	2.1%
Germany	1.9%
Ireland	1.9%
Bermuda	1.7%
Mexico	1.5%
Italy	1.3%
Mauritius	1.2%
Spain	1.2%
Multi-National	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $114,255,574)	$115,110,532
Fidelity Central Funds (cost $3,583,720)	3,583,813
Total Investment in Securities (cost $117,839,294)		$118,694,345
Cash		170,467
Receivable for investments sold		329,274
Receivable for fund shares sold		42,896
Dividends receivable		1,069
Interest receivable		1,484,510
Distributions receivable from Fidelity Central Funds		236
Prepaid expenses		153
Receivable from investment adviser for expense reductions		6,851
Other receivables		395
Total assets		120,730,196
Liabilities
Payable to custodian bank	$1,628
Payable for investments purchased
Regular delivery	718,680
Delayed delivery	250,000
Payable for fund shares redeemed	93,757
Distributions payable	58,307
Accrued management fee	70,555
Distribution and service plan fees payable	5,043
Other affiliated payables	18,544
Other payables and accrued expenses	38,767
Total liabilities		1,255,281
Net Assets		$119,474,915
Net Assets consist of:
Paid in capital		$124,876,942
Total accumulated earnings (loss)		(5,402,027)
Net Assets		$119,474,915
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,357,583 ÷ 965,188 shares)(a)		$9.70
Maximum offering price per share (100/96.00 of $9.70)		$10.10
Class M:
Net Asset Value and redemption price per share ($3,641,869 ÷ 375,715 shares)(a)		$9.69
Maximum offering price per share (100/96.00 of $9.69)		$10.09
Class C:
Net Asset Value and offering price per share ($2,780,734 ÷ 286,814 shares)(a)		$9.70
Global High Income:
Net Asset Value, offering price and redemption price per share ($98,593,632 ÷ 10,168,061 shares)		$9.70
Class I:
Net Asset Value, offering price and redemption price per share ($5,101,097 ÷ 526,150 shares)		$9.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$214,928
Interest		2,724,520
Income from Fidelity Central Funds		1,892
Total income		2,941,340
Expenses
Management fee	$417,231
Transfer agent fees	84,646
Distribution and service plan fees	30,473
Accounting fees and expenses	24,846
Custodian fees and expenses	10,129
Independent trustees' fees and expenses	206
Registration fees	25,086
Audit	35,740
Legal	701
Miscellaneous	214
Total expenses before reductions	629,272
Expense reductions	(50,651)
Total expenses after reductions		578,621
Net investment income (loss)		2,362,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(467,793)
Foreign currency transactions	(2,345)
Total net realized gain (loss)		(470,138)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(953,175)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(4,461)
Total change in net unrealized appreciation (depreciation)		(957,635)
Net gain (loss)		(1,427,773)
Net increase (decrease) in net assets resulting from operations		$934,946

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,362,719	$4,295,495
Net realized gain (loss)	(470,138)	(993,190)
Change in net unrealized appreciation (depreciation)	(957,635)	15,615,961
Net increase (decrease) in net assets resulting from operations	934,946	18,918,266
Distributions to shareholders	(2,217,933)	(4,134,980)
Share transactions - net increase (decrease)	8,581,923	8,464,470
Total increase (decrease) in net assets	7,298,936	23,247,756
Net Assets
Beginning of period	112,175,979	88,928,223
End of period	$119,474,915	$112,175,979

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$8.38	$9.48	$9.61	$9.54	$9.07
Income from Investment Operations
Net investment income (loss)A	.184	.391	.445	.468	.462	.463
Net realized and unrealized gain (loss)	(.102)	1.394	(1.120)	(.115)	.006	.422
Total from investment operations	.082	1.785	(.675)	.353	.468	.885
Distributions from net investment income	(.172)	(.375)	(.425)	(.457)	(.399)	(.418)
Distributions from net realized gain	–	–	–	(.026)	–	–
Total distributions	(.172)	(.375)	(.425)	(.483)	(.399)	(.418)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.70	$9.79	$8.38	$9.48	$9.61	$9.54
Total ReturnB,C,D	.83%	21.59%	(7.44)%	3.88%	4.94%	10.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.28%G	1.34%	1.34%	1.32%	1.31%	1.36%
Expenses net of fee waivers, if any	1.16%G	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.16%G	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	3.71%G	4.17%	4.77%	5.00%	4.75%	4.98%
Supplemental Data
Net assets, end of period (000 omitted)	$9,358	$8,582	$5,927	$7,365	$8,712	$7,102
Portfolio turnover rateH	37%G	53%	54%	44%	48%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$8.38	$9.48	$9.61	$9.54	$9.07
Income from Investment Operations
Net investment income (loss)A	.183	.389	.445	.467	.462	.464
Net realized and unrealized gain (loss)	(.111)	1.396	(1.120)	(.114)	.006	.421
Total from investment operations	.072	1.785	(.675)	.353	.468	.885
Distributions from net investment income	(.172)	(.375)	(.425)	(.457)	(.399)	(.418)
Distributions from net realized gain	–	–	–	(.026)	–	–
Total distributions	(.172)	(.375)	(.425)	(.483)	(.399)	(.418)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.69	$9.79	$8.38	$9.48	$9.61	$9.54
Total ReturnB,C,D	.72%	21.59%	(7.44)%	3.88%	4.94%	10.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.35%G	1.41%	1.41%	1.40%	1.40%	1.50%
Expenses net of fee waivers, if any	1.17%G	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17%G	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	3.71%G	4.16%	4.77%	5.00%	4.75%	4.98%
Supplemental Data
Net assets, end of period (000 omitted)	$3,642	$3,164	$2,928	$3,971	$4,301	$3,029
Portfolio turnover rateH	37%G	53%	54%	44%	48%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$8.38	$9.48	$9.61	$9.54	$9.07
Income from Investment Operations
Net investment income (loss)A	.147	.319	.375	.398	.390	.394
Net realized and unrealized gain (loss)	(.102)	1.396	(1.119)	(.115)	.005	.422
Total from investment operations	.045	1.715	(.744)	.283	.395	.816
Distributions from net investment income	(.135)	(.305)	(.356)	(.387)	(.326)	(.349)
Distributions from net realized gain	–	–	–	(.026)	–	–
Total distributions	(.135)	(.305)	(.356)	(.413)	(.326)	(.349)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.70	$9.79	$8.38	$9.48	$9.61	$9.54
Total ReturnB,C,D	.45%	20.69%	(8.13)%	3.10%	4.16%	9.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.05%G	2.14%	2.11%	2.08%	2.08%	2.18%
Expenses net of fee waivers, if any	1.91%G	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.91%G	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	2.96%G	3.41%	4.02%	4.25%	4.00%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$2,781	$3,249	$2,684	$3,723	$4,420	$3,775
Portfolio turnover rateH	37%G	53%	54%	44%	48%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$8.38	$9.48	$9.62	$9.54	$9.07
Income from Investment Operations
Net investment income (loss)A	.196	.413	.468	.491	.487	.486
Net realized and unrealized gain (loss)	(.101)	1.395	(1.119)	(.125)	.015	.423
Total from investment operations	.095	1.808	(.651)	.366	.502	.909
Distributions from net investment income	(.185)	(.398)	(.449)	(.480)	(.423)	(.442)
Distributions from net realized gain	–	–	–	(.026)	–	–
Total distributions	(.185)	(.398)	(.449)	(.506)	(.423)	(.442)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.70	$9.79	$8.38	$9.48	$9.62	$9.54
Total ReturnB,C	.96%	21.89%	(7.21)%	4.03%	5.31%	10.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.98%F	1.04%	1.03%	1.01%	1.02%	1.14%
Expenses net of fee waivers, if any	.91%F	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.91%F	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	3.97%F	4.41%	5.02%	5.25%	5.00%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$98,585	$89,338	$73,039	$97,619	$125,192	$85,188
Portfolio turnover rateG	37%F	53%	54%	44%	48%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$8.38	$9.48	$9.62	$9.54	$9.07
Income from Investment Operations
Net investment income (loss)A	.197	.411	.473	.491	.485	.486
Net realized and unrealized gain (loss)	(.102)	1.397	(1.124)	(.125)	.017	.423
Total from investment operations	.095	1.808	(.651)	.366	.502	.909
Distributions from net investment income	(.185)	(.398)	(.449)	(.480)	(.423)	(.442)
Distributions from net realized gain	–	–	–	(.026)	–	–
Total distributions	(.185)	(.398)	(.449)	(.506)	(.423)	(.442)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.70	$9.79	$8.38	$9.48	$9.62	$9.54
Total ReturnB,C	.96%	21.89%	(7.21)%	4.03%	5.31%	10.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.01%F	1.05%	1.03%	1.05%	1.03%	1.16%
Expenses net of fee waivers, if any	.91%F	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.91%F	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	3.97%F	4.42%	5.02%	5.25%	5.00%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$5,101	$7,844	$4,350	$7,352	$9,999	$2,817
Portfolio turnover rateG	37%F	53%	54%	44%	48%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,592,315	Market comparable	Transaction price	$29.35	Increase
			Discount rate	10.0% - 20.0% / 15.8%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7 - 4.2 / 4.0	Increase
			Enterprise Value/Sales multiple (EV/S)	0.4	Increase
		Market approach	Transaction price	$89.75 - $351.56 / $109.38	Increase
			Premium rate	20.0%	Increase
			Parity price	$25.60	Increase
		Discounted cash flow	Discount for lack of marketability	10.0%	Decrease
			Weighted average cost of capital (WACC)	8.6%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$613,503	Market comparable	Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$98.04	Increase
		Book value	Book value multiple	1.0	Increase
		Indicitive market price	Evaluated bid	$5.00 - $97.00 / $60.57	Increase
Bank Loan Obligations	$250,097	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$97.50 - $100.00 / $97.97	Increase
		Indicitive market price	Evaluated bid	$102.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,847,215
Gross unrealized depreciation	(4,729,649)
Net unrealized appreciation (depreciation)	$1,117,566
Tax cost	$117,576,779

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(917,942)
Long-term	(5,441,539)
Total capital loss carryforward	$(6,359,481)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global High Income Fund	33,666,232	20,565,204

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$11,342	$144
Class M	-%	.25%	4,303	–
Class C	.75%	.25%	14,828	794
			$30,473	$938

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$756
Class M	742
Class C(a)	29
$1,527

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Class A	$8,121.18
Class M	4,273.25
Class C	3,050.20
Global High Income	62,938.13
Class I	6,264.15
	$84,646

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global High Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global High Income Fund	$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global High Income Fund	–	71,100	41,051

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global High Income Fund	$95

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%/1.15%(a)	$5,183
Class M	1.25%/1.15%(a)	3,109
Class C	2.00%/1.90%(a)	1,982
Global High Income	1.00%/.90%(a)	35,463
Class I	1.00%/.90%(a)	3,932
		49,669

 (a) Expense limitation effective June 1, 2021.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $35.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $947.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Global High Income Fund
Distributions to shareholders
Class A	$158,834	$281,112
Class M	60,217	117,390
Class C	40,632	98,593
Global High Income	1,807,051	3,421,305
Class I	151,199	216,580
Total	$2,217,933	$4,134,980

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2021	Year ended April 30, 2021	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Global High Income Fund
Class A
Shares sold	111,848	221,378	$1,100,803	$2,111,483
Reinvestment of distributions	15,643	28,758	153,525	269,952
Shares redeemed	(38,918)	(80,710)	(382,612)	(743,779)
Net increase (decrease)	88,573	169,426	$871,716	$1,637,656
Class M
Shares sold	70,914	68,909	$699,245	$661,837
Reinvestment of distributions	6,028	12,237	59,153	114,479
Shares redeemed	(24,451)	(107,309)	(240,977)	(993,245)
Net increase (decrease)	52,491	(26,163)	$517,421	$(216,929)
Class C
Shares sold	10,479	59,332	$103,193	$560,517
Reinvestment of distributions	4,050	10,374	39,759	97,101
Shares redeemed	(59,569)	(58,096)	(585,866)	(543,818)
Net increase (decrease)	(45,040)	11,610	$(442,914)	$113,800
Global High Income
Shares sold	2,325,364	4,031,911	$22,865,756	$38,048,878
Reinvestment of distributions	153,095	302,882	1,503,181	2,836,079
Shares redeemed	(1,434,898)	(3,923,855)	(14,085,130)	(36,761,620)
Net increase (decrease)	1,043,561	410,938	$10,283,807	$4,123,337
Class I
Shares sold	151,926	686,540	$1,493,538	$6,529,749
Reinvestment of distributions	13,391	19,080	131,592	178,711
Shares redeemed	(440,313)	(423,480)	(4,273,237)	(3,901,854)
Net increase (decrease)	(274,996)	282,140	$(2,648,107)	$2,806,606

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Global High Income Fund
Class A	1.16%
Actual		$1,000.00	$1,008.30	$5.87
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class M	1.17%
Actual		$1,000.00	$1,007.20	$5.92
Hypothetical-C		$1,000.00	$1,019.31	$5.96
Class C	1.91%
Actual		$1,000.00	$1,004.50	$9.65
Hypothetical-C		$1,000.00	$1,015.58	$9.70
Global High Income	.91%
Actual		$1,000.00	$1,009.60	$4.61
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class I	.91%
Actual		$1,000.00	$1,009.60	$4.61
Hypothetical-C		$1,000.00	$1,020.62	$4.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in December 2018, June 2019, October 2019, June 2020, and September 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board noted that the fund is a team-managed fund. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of the managers of individual investment sleeves; broader trends in the market that may adversely impact a fund's performance or the performance of individual investment sleeves; and attribution reports on contributors to the fund's underperformance or the underperformance of individual investment sleeves. The Board also discusses the fund's investment management team including the team's leadership and managers of individual investment sleeves. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended September 30, 2020. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and also that the fund invests in an asset allocation strategy on top of its global allocation, and, as such, competitive rankings are less meaningful.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked above the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of the retail class was above the competitive median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.25%, 1.25%, 2.00%, 1.00%, and 1.00% through August 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GHI-SANN-1221
1.926252.110

Fidelity® Short Duration High Income Fund

Semi-Annual Report

October 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Occidental Petroleum Corp.	3.2
CCO Holdings LLC/CCO Holdings Capital Corp.	2.4
DISH DBS Corp.	2.3
Sprint Corp.	1.8
OneMain Finance Corp.	1.8
11.5

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Energy	13.6
Telecommunications	10.1
Cable/Satellite TV	7.3
Healthcare	6.5
Gaming	6.4

Quality Diversification (% of fund's net assets)

As of October 31, 2021
BBB	3.4%
BB	38.8%
B	41.5%
CCC,CC,C	6.0%
Not Rated	1.3%
Equities	0.1%
Short-Term Investments and Net Other Assets	8.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Nonconvertible Bonds	81.6%
Convertible Bonds, Preferred Stocks	0.4%
Common Stocks	0.1%
Bank Loan Obligations	9.0%
Short-Term Investments and Net Other Assets (Liabilities)	8.9%

 * Foreign investments - 14.6%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.0%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.3%
DISH Network Corp. 2.375% 3/15/24	$510,000	$494,700
Energy - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	25,272	86,683
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	14,605	55,499
		142,182

TOTAL CONVERTIBLE BONDS		636,882

Nonconvertible Bonds - 81.6%
Aerospace - 2.4%
Bombardier, Inc.:
6% 2/15/28 (c)	125,000	126,094
7.125% 6/15/26 (c)	165,000	173,036
7.5% 3/15/25 (c)	710,000	728,638
Spirit Aerosystems, Inc.:
5.5% 1/15/25 (c)	100,000	104,125
7.5% 4/15/25 (c)	250,000	263,938
TransDigm, Inc.:
5.5% 11/15/27	1,335,000	1,368,375
6.25% 3/15/26 (c)	515,000	537,531
7.5% 3/15/27	25,000	26,219
		3,327,956
Air Transportation - 1.3%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (c)	800,000	839,200
United Airlines, Inc. 4.375% 4/15/26 (c)	600,000	620,682
Western Global Airlines LLC 10.375% 8/15/25 (c)	250,000	277,873
		1,737,755
Automotive & Auto Parts - 1.8%
Ford Motor Co. 9% 4/22/25	550,000	661,375
Ford Motor Credit Co. LLC:
3.375% 11/13/25	400,000	411,000
4.25% 9/20/22	600,000	613,686
4.687% 6/9/25	455,000	486,418
5.125% 6/16/25	250,000	271,250
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	30,000	30,825
		2,474,554
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,034,051
5.75% 11/20/25	895,000	1,016,011
CIT Group, Inc. 4.75% 2/16/24	500,000	531,250
		2,581,312
Broadcasting - 0.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	410,000	231,650
Sirius XM Radio, Inc. 3.125% 9/1/26 (c)	495,000	495,619
Univision Communications, Inc. 6.625% 6/1/27 (c)	375,000	405,679
		1,132,948
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	245,000	254,800
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (c)	185,000	189,625
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	95,000	97,119
6.125% 7/1/29 (c)	55,000	56,581
		598,125
Cable/Satellite TV - 6.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4% 3/1/23 (c)	3,315,000	3,314,971
CSC Holdings LLC 5.875% 9/15/22	2,145,000	2,212,031
DISH DBS Corp.:
5.875% 7/15/22	1,260,000	1,291,500
5.875% 11/15/24	1,100,000	1,171,500
7.75% 7/1/26	650,000	722,313
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (c)	595,000	604,544
		9,316,859
Capital Goods - 0.5%
Mueller Water Products, Inc. 4% 6/15/29 (c)	135,000	137,194
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	525,000	534,345
		671,539
Chemicals - 1.7%
CF Industries Holdings, Inc. 3.45% 6/1/23	537,000	556,837
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (c)	250,000	248,438
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (c)	300,000	310,125
LSB Industries, Inc. 6.25% 10/15/28 (c)	80,000	80,751
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)	300,000	312,225
5% 5/1/25 (c)	400,000	421,500
SPCM SA 3.125% 3/15/27 (c)	395,000	390,556
		2,320,432
Consumer Products - 1.0%
Coty, Inc. 5% 4/15/26 (c)	200,000	205,000
Gannett Holdings LLC 6% 11/1/26 (c)	75,000	74,831
Mattel, Inc. 5.875% 12/15/27 (c)	210,000	225,750
Newell Brands, Inc. 4.7% 4/1/26	800,000	876,110
		1,381,691
Containers - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	10,000	10,200
5.25% 8/15/27 (c)	500,000	498,750
Ball Corp.:
4% 11/15/23	400,000	419,500
5.25% 7/1/25	400,000	445,932
Berry Global, Inc. 4.875% 7/15/26 (c)	175,000	183,313
Flex Acquisition Co., Inc. 7.875% 7/15/26 (c)	110,000	114,833
OI European Group BV 4% 3/15/23 (c)	950,000	971,613
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	220,000	228,521
8.5% 8/15/27 (c)	450,000	474,575
		3,347,237
Diversified Financial Services - 5.0%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	75,000	73,688
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	225,000	229,219
Freedom Mortgage Corp. 6.625% 1/15/27 (c)	250,000	236,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,840,000	1,907,059
5.25% 5/15/27	535,000	556,400
Navient Corp.:
6.125% 3/25/24	1,000,000	1,070,000
6.75% 6/15/26	250,000	275,938
OneMain Finance Corp.:
3.5% 1/15/27	235,000	229,713
3.875% 9/15/28	245,000	238,875
6.125% 3/15/24	750,000	797,813
6.875% 3/15/25	1,090,000	1,216,713
		6,832,293
Diversified Media - 0.1%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 7/15/29 (c)	140,000	136,885
Energy - 13.4%
Antero Resources Corp. 5% 3/1/25	350,000	357,000
Apache Corp. 4.625% 11/15/25	300,000	323,397
California Resources Corp. 7.125% 2/1/26 (c)	250,000	263,741
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (c)	10,000	10,863
Chesapeake Energy Corp. 5.5% 2/1/26 (c)	505,000	526,463
Citgo Holding, Inc. 9.25% 8/1/24 (c)	350,000	355,250
Citgo Petroleum Corp. 6.375% 6/15/26 (c)	450,000	463,500
Comstock Resources, Inc.:
6.75% 3/1/29 (c)	120,000	129,000
7.5% 5/15/25 (c)	83,000	86,113
Continental Resources, Inc. 4.5% 4/15/23	300,000	311,976
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (c)	860,000	891,274
CVR Energy, Inc. 5.25% 2/15/25 (c)	315,000	311,171
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,547,000
Delek Logistics Partners LP 7.125% 6/1/28 (c)	80,000	83,800
DT Midstream, Inc. 4.125% 6/15/29 (c)	125,000	125,894
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (c)	91,200	94,620
EnLink Midstream Partners LP 4.85% 7/15/26	400,000	416,000
EQM Midstream Partners LP 6% 7/1/25 (c)	400,000	434,000
EQT Corp. 3.125% 5/15/26 (c)	500,000	503,750
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	145,000	145,682
Gulfport Energy Corp. 8% 5/17/26	100,000	110,750
Hess Midstream Partners LP 5.625% 2/15/26 (c)	150,000	155,438
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(d)	135,000	0
Murphy Oil Corp. 5.75% 8/15/25	300,000	307,500
Nabors Industries, Inc. 5.75% 2/1/25	250,000	237,500
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	215,000	208,946
6.75% 9/15/25 (c)	250,000	243,436
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	650,000	659,146
NuStar Logistics LP 6% 6/1/26	400,000	425,000
Oasis Petroleum, Inc. 6.375% 6/1/26 (c)	100,000	105,750
Occidental Petroleum Corp.:
3.2% 8/15/26	1,000,000	1,012,500
5.875% 9/1/25	2,250,000	2,497,500
6.95% 7/1/24	900,000	1,012,500
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	350,000	274,066
9.25% 5/15/25 (c)	700,000	682,500
Precision Drilling Corp. 7.125% 1/15/26 (c)	160,000	164,565
Range Resources Corp.:
4.875% 5/15/25	250,000	260,625
9.25% 2/1/26	250,000	270,000
SM Energy Co. 10% 1/15/25 (c)	1,000,000	1,112,500
Southwestern Energy Co. 6.45% 1/23/25 (e)	108,000	117,720
Sunnova Energy Corp. 5.875% 9/1/26 (c)	210,000	213,150
Sunoco LP/Sunoco Finance Corp.:
5.875% 3/15/28	60,000	63,514
6% 4/15/27	10,000	10,475
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 9/1/31 (c)	125,000	122,969
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4% 1/15/32 (c)	150,000	154,796
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	19,250	19,443
Western Gas Partners LP 4.65% 7/1/26	500,000	540,000
		18,362,783
Food & Drug Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.25% 3/15/26 (c)	750,000	762,188
Food/Beverage/Tobacco - 2.2%
Kraft Heinz Foods Co. 3% 6/1/26	500,000	523,027
Performance Food Group, Inc. 4.25% 8/1/29 (c)	70,000	70,000
Post Holdings, Inc.:
4.625% 4/15/30 (c)	40,000	40,200
5.625% 1/15/28 (c)	125,000	130,463
5.75% 3/1/27 (c)	1,700,000	1,763,750
Turning Point Brands, Inc. 5.625% 2/15/26 (c)	100,000	101,375
U.S. Foods, Inc. 6.25% 4/15/25 (c)	275,000	287,375
United Natural Foods, Inc. 6.75% 10/15/28 (c)	95,000	102,838
		3,019,028
Gaming - 6.0%
Affinity Gaming LLC 6.875% 12/15/27 (c)	30,000	31,101
Caesars Entertainment, Inc. 6.25% 7/1/25 (c)	750,000	788,888
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	495,000	520,121
Golden Nugget, Inc. 6.75% 10/15/24 (c)	800,000	802,000
International Game Technology PLC:
4.125% 4/15/26 (c)	200,000	205,500
6.5% 2/15/25 (c)	250,000	277,500
MCE Finance Ltd. 5.25% 4/26/26 (c)	1,000,000	988,000
MGM Growth Properties Operating Partnership LP:
4.625% 6/15/25 (c)	300,000	322,500
5.625% 5/1/24	1,000,000	1,084,848
MGM Resorts International 6% 3/15/23	1,000,000	1,055,220
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	95,000	96,188
Scientific Games Corp. 5% 10/15/25 (c)	200,000	205,908
Studio City Finance Ltd. 5% 1/15/29 (c)	225,000	201,938
VICI Properties, Inc. 3.5% 2/15/25 (c)	715,000	727,513
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (c)	500,000	502,500
5.5% 3/1/25 (c)	500,000	508,438
		8,318,163
Healthcare - 5.5%
Bausch Health Companies, Inc. 4.875% 6/1/28 (c)	165,000	169,917
Community Health Systems, Inc.:
5.625% 3/15/27 (c)	1,050,000	1,098,773
6.875% 4/15/29 (c)	120,000	123,450
Encompass Health Corp. 5.125% 3/15/23	85,000	85,000
Grifols Escrow Issuer SA 4.75% 10/15/28 (c)	200,000	203,000
HCA Holdings, Inc. 5.875% 2/15/26	1,750,000	1,992,813
Owens & Minor, Inc. 4.5% 3/31/29 (c)	65,000	65,244
Tenet Healthcare Corp.:
4.625% 7/15/24	86,000	87,075
5.125% 11/1/27 (c)	500,000	522,500
6.75% 6/15/23	1,165,000	1,252,375
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (c)	1,830,000	1,944,375
Vizient, Inc. 6.25% 5/15/27 (c)	20,000	20,962
		7,565,484
Homebuilders/Real Estate - 1.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	75,000	73,688
Kennedy-Wilson, Inc. 4.75% 2/1/30	185,000	186,156
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (c)	50,000	51,813
7.625% 6/15/25 (c)	200,000	213,690
Service Properties Trust:
4.35% 10/1/24	400,000	403,100
7.5% 9/15/25	700,000	774,686
		1,703,133
Hotels - 0.1%
Hilton Grand Vacations Borrower Escrow LLC 5% 6/1/29 (c)	125,000	127,469
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	185,000	181,531
7% 11/15/25 (c)	20,000	20,200
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	30,000	30,975
AmWINS Group, Inc. 4.875% 6/30/29 (c)	70,000	69,782
Enact Holdings, Inc. 6.5% 8/15/25 (c)	200,000	219,000
		521,488
Leisure - 2.5%
Carnival Corp. 7.625% 3/1/26 (c)	1,000,000	1,053,590
NCL Corp. Ltd. 5.875% 3/15/26 (c)	400,000	401,000
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (c)	885,000	901,594
9.125% 6/15/23 (c)	750,000	814,335
Viking Cruises Ltd. 13% 5/15/25 (c)	235,000	269,075
		3,439,594
Metals/Mining - 1.3%
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	750,000	779,531
7.25% 4/1/23 (c)	535,000	544,898
Freeport-McMoRan, Inc. 3.55% 3/1/22	40,000	40,098
Howmet Aerospace, Inc.:
5.125% 10/1/24	250,000	274,063
6.875% 5/1/25	8,000	9,270
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	55,000	54,863
Novelis Corp. 3.25% 11/15/26 (c)	150,000	149,625
		1,852,348
Paper - 0.1%
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	75,000	75,188
Restaurants - 2.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	300,000	299,274
5.75% 4/15/25 (c)	1,000,000	1,038,750
Yum! Brands, Inc.:
3.875% 11/1/23	1,225,000	1,280,125
7.75% 4/1/25 (c)	500,000	531,725
		3,149,874
Services - 3.1%
Algeco Scotsman Global Finance PLC 8% 2/15/23 (c)	200,000	203,804
Aramark Services, Inc. 5% 4/1/25 (c)	1,300,000	1,330,875
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	1,106,000	1,099,088
CoreCivic, Inc. 8.25% 4/15/26	250,000	255,513
Diebold Nixdorf, Inc. 9.375% 7/15/25 (c)	100,000	107,750
Life Time, Inc. 5.75% 1/15/26 (c)	125,000	128,328
PowerTeam Services LLC 9.033% 12/4/25 (c)	120,000	128,100
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (c)	350,000	374,378
Sabre GLBL, Inc. 7.375% 9/1/25 (c)	200,000	212,500
Uber Technologies, Inc. 4.5% 8/15/29 (c)	125,000	125,803
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	240,000	248,100
		4,214,239
Steel - 0.1%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	150,000	158,625
Super Retail - 2.1%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (c)	60,000	58,909
Bath & Body Works, Inc. 7.5% 6/15/29	115,000	129,893
Carvana Co. 5.5% 4/15/27 (c)	200,000	201,500
EG Global Finance PLC 6.75% 2/7/25 (c)	700,000	716,625
Hanesbrands, Inc. 4.875% 5/15/26 (c)	400,000	427,594
Macy's Retail Holdings LLC 3.625% 6/1/24	60,000	62,007
Netflix, Inc. 5.75% 3/1/24	1,000,000	1,101,250
Rent-A-Center, Inc. 6.375% 2/15/29 (c)	30,000	31,350
Wolverine World Wide, Inc. 4% 8/15/29 (c)	235,000	232,018
		2,961,146
Technology - 2.0%
Austin BidCo, Inc. 7.125% 12/15/28 (c)	50,000	51,625
CommScope, Inc.:
4.75% 9/1/29 (c)	195,000	191,334
6% 3/1/26 (c)	100,000	103,000
MicroStrategy, Inc. 6.125% 6/15/28 (c)	85,000	87,221
MoneyGram International, Inc. 5.375% 8/1/26 (c)	250,000	250,625
Sensata Technologies BV:
4.875% 10/15/23 (c)	155,000	164,106
5% 10/1/25 (c)	1,300,000	1,424,046
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	400,000	414,500
		2,686,457
Telecommunications - 8.5%
Altice France SA 8.125% 2/1/27 (c)	160,000	172,000
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	25,000	26,281
Consolidated Communications, Inc. 5% 10/1/28 (c)	60,000	60,600
Intelsat Jackson Holdings SA 8% 2/15/24 (c)	955,000	976,488
Lumen Technologies, Inc.:
4% 2/15/27 (c)	1,000,000	1,005,000
5.625% 4/1/25	200,000	214,750
6.75% 12/1/23	600,000	658,506
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)	95,000	92,744
Sable International Finance Ltd. 5.75% 9/7/27 (c)	902,000	938,080
Sabre GLBL, Inc. 9.25% 4/15/25 (c)	200,000	231,132
SBA Communications Corp. 4.875% 9/1/24	500,000	506,250
Sprint Corp. 7.875% 9/15/23	2,280,000	2,527,950
T-Mobile U.S.A., Inc.:
2.25% 2/15/26 (c)	810,000	815,063
2.625% 4/15/26	320,000	324,842
3.375% 4/15/29 (c)	230,000	236,325
Telecom Italia SpA 5.303% 5/30/24 (c)	1,000,000	1,065,000
Uniti Group, Inc. 7.875% 2/15/25 (c)	1,705,000	1,793,149
		11,644,160
Transportation Ex Air/Rail - 0.2%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	70,000	71,209
Seaspan Corp. 5.5% 8/1/29 (c)	180,000	181,784
		252,993
Utilities - 4.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	62,000	64,635
InterGen NV 7% 6/30/23 (c)	200,000	196,500
NextEra Energy Partners LP 4.25% 9/15/24 (c)	41,000	43,153
NRG Energy, Inc. 5.25% 6/15/29 (c)	1,025,000	1,091,625
PG&E Corp. 5% 7/1/28	1,210,000	1,258,400
Solaris Midstream Holdings LLC 7.625% 4/1/26 (c)	120,000	126,564
TerraForm Power Operating LLC 4.25% 1/31/23 (c)	1,350,000	1,377,000
Vertiv Group Corp. 4.125% 11/15/28 (c)	335,000	332,906
Vistra Operations Co. LLC:
5% 7/31/27 (c)	225,000	230,625
5.625% 2/15/27 (c)	705,000	726,376
		5,447,784

TOTAL NONCONVERTIBLE BONDS		112,121,730

TOTAL CORPORATE BONDS
(Cost $111,427,324)		112,758,612
	Shares	Value

Common Stocks - 0.1%
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (b)	389	125
Energy - 0.1%
California Resources Corp. warrants 10/27/24 (f)	2	31
Forbes Energy Services Ltd. (f)	6,468	97
Mesquite Energy, Inc. (b)(f)	1,922	74,337

TOTAL ENERGY		74,465

TOTAL COMMON STOCKS
(Cost $336,475)		74,590
	Principal Amount	Value

Bank Loan Obligations - 9.0%
Broadcasting - 0.1%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (e)(g)(h)	199,491	104,733
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (g)(h)(i)	60,000	59,915

TOTAL BROADCASTING		164,648

Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (e)(g)(h)	184,538	183,962
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (e)(g)(h)	54,863	54,847

TOTAL BUILDING MATERIALS		238,809

Cable/Satellite TV - 0.5%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(g)(h)	753,735	752,521
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(e)(g)(h)	289,275	282,043
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (g)(h)(i)	30,000	29,950
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (e)(g)(h)	32,876	32,886
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (e)(g)(h)	25,000	25,056

TOTAL CHEMICALS		369,935

Consumer Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (e)(g)(h)	25,000	24,990
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (e)(g)(h)	20,000	19,945
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (e)(g)(h)	39,900	39,825

TOTAL CONSUMER PRODUCTS		84,760

Containers - 0.5%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1309% 6/29/25 (e)(g)(h)	699,721	693,956
Diversified Financial Services - 0.3%
Broadstreet Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.087% 1/27/27 (e)(g)(h)	348,232	343,625
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (e)(g)(h)	8,000	8,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 1.500% 4/21/28 (g)(h)(j)	2,000	2,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		353,625

Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 6/12/28 (e)(g)(h)	39,900	39,981
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(h)	73,317	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(g)(h)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(g)(h)	15,000	0

TOTAL ENERGY		39,981

Environmental - 0.5%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8/31/28 (b)(g)(h)(i)	700,000	700,875
Food & Drug Retail - 0.0%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(e)(g)(h)	55,131	56,233
Food/Beverage/Tobacco - 0.0%
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (e)(g)(h)	54,863	54,757
Gaming - 0.4%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(g)(h)	266,063	265,510
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(g)(h)	289,903	288,297

TOTAL GAMING		553,807

Healthcare - 1.0%
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/28/28 (b)(g)(h)(i)	12,345	12,314
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/28/28 (b)(g)(h)(i)	2,655	2,648
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (e)(g)(h)	19,950	19,969
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (e)(g)(h)	54,863	54,931
Medical Solutions Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.500% 10/5/28 (g)(h)(i)	336,000	336,168
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 10/5/28 (g)(h)(i)	64,000	64,032
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (e)(g)(h)	115,000	115,114
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (e)(g)(h)	129,675	129,919
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8/10/28 (g)(h)(i)	60,000	60,041
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (e)(g)(h)	349,125	348,326
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (e)(g)(h)	30,000	29,966
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (e)(g)(h)	167,722	166,506

TOTAL HEALTHCARE		1,339,934

Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (e)(g)(h)	50,000	50,088
Insurance - 0.6%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.337% 5/10/25 (e)(g)(h)	298,458	295,754
Tranche B3 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/6/27 (g)(h)(i)	105,000	104,738
3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (e)(g)(h)	104,515	104,306
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.587% 2/13/27 (e)(g)(h)	348,228	345,714

TOTAL INSURANCE		850,512

Leisure - 0.3%
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (e)(g)(h)	399,000	397,671
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (e)(g)(h)	24,938	24,938

TOTAL LEISURE		422,609

Services - 0.5%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (e)(g)(h)	20,000	19,988
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (e)(g)(h)	15,000	15,000
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (e)(g)(h)	50,000	49,963
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (e)(g)(h)	646,750	648,438

TOTAL SERVICES		733,389

Super Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (e)(g)(h)	397,000	397,909
Technology - 1.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (e)(g)(h)	10,156	10,185
Aptean, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 4/23/27 (e)(g)(h)	200,000	198,876
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (e)(g)(h)	80,000	80,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (e)(g)(h)	12,372	12,395
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4425% 3/31/28 (e)(g)(h)(j)	2,591	2,596
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (e)(g)(h)	397,911	399,654
Maverick Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/29/28 (e)(g)(h)	300,000	300,126
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (e)(g)(h)	348,250	348,250
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (e)(g)(h)	398,000	395,091

TOTAL TECHNOLOGY		1,747,573

Telecommunications - 1.6%
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (e)(g)(h)	347,368	347,542
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (e)(g)(h)	700,000	699,839
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (e)(g)(h)(j)	581,208	585,277
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8336% 4/30/27 (e)(g)(h)	154,225	153,454
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (e)(g)(h)	348,220	349,310

TOTAL TELECOMMUNICATIONS		2,135,422

Textiles/Apparel - 0.2%
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (e)(g)(h)	299,250	299,250
Utilities - 0.3%
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (e)(g)(h)	397,917	339,996
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (e)(g)(h)	24,812	24,525

TOTAL UTILITIES		364,521

TOTAL BANK LOAN OBLIGATIONS
(Cost $12,528,269)		12,405,114
	Shares	Value

Money Market Funds - 8.4%
Fidelity Cash Central Fund 0.06% (k)
(Cost $11,551,231)	11,548,960	11,551,270
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $135,843,299)		136,789,586
NET OTHER ASSETS (LIABILITIES) - 0.5%		642,108
NET ASSETS - 100%		$137,431,694

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,182 or 0.1% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,321,304 or 47.5% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Non-income producing

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $99,067 and $99,745, respectively.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 10/15/21	$25,272
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	$14,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,444,980	$68,098,824	$64,992,534	$2,302	$--	$--	$11,551,270	0.0%
Total	$8,444,980	$68,098,824	$64,992,534	$2,302	$--	$--	$11,551,270

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$74,465	$128	$--	$74,337
Financials	125	--	--	125
Corporate Bonds	112,758,612	--	112,616,430	142,182
Bank Loan Obligations	12,405,114	--	11,351,001	1,054,113
Money Market Funds	11,551,270	11,551,270	--	--
Total Investments in Securities:	$136,789,586	$11,551,398	$123,967,431	$1,270,757

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Canada	3.5%
Netherlands	2.5%
Cayman Islands	1.4%
Luxembourg	1.3%
Liberia	1.2%
United Kingdom	1.1%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $124,292,068)	$125,238,316
Fidelity Central Funds (cost $11,551,231)	11,551,270
Total Investment in Securities (cost $135,843,299)		$136,789,586
Cash		656,558
Receivable for investments sold		134,581
Receivable for fund shares sold		103,457
Interest receivable		1,490,356
Distributions receivable from Fidelity Central Funds		571
Prepaid expenses		155
Receivable from investment adviser for expense reductions		42,133
Total assets		139,217,397
Liabilities
Payable for investments purchased	$1,464,136
Payable for fund shares redeemed	148,841
Distributions payable	44,708
Accrued management fee	61,982
Distribution and service plan fees payable	7,725
Other affiliated payables	16,572
Other payables and accrued expenses	41,739
Total liabilities		1,785,703
Net Assets		$137,431,694
Net Assets consist of:
Paid in capital		$144,372,673
Total accumulated earnings (loss)		(6,940,979)
Net Assets		$137,431,694
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($19,574,831 ÷ 2,065,143 shares)(a)		$9.48
Maximum offering price per share (100/96.00 of $9.48)		$9.88
Class M:
Net Asset Value and redemption price per share ($2,358,993 ÷ 248,819 shares)(a)		$9.48
Maximum offering price per share (100/96.00 of $9.48)		$9.88
Class C:
Net Asset Value and offering price per share ($3,868,773 ÷ 407,987 shares)(a)		$9.48
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($101,182,754 ÷ 10,674,950 shares)		$9.48
Class I:
Net Asset Value, offering price and redemption price per share ($5,580,619 ÷ 588,601 shares)		$9.48
Class Z:
Net Asset Value, offering price and redemption price per share ($4,865,724 ÷ 513,277 shares)		$9.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Interest		$2,670,039
Income from Fidelity Central Funds		2,302
Total income		2,672,341
Expenses
Management fee	$345,263
Transfer agent fees	69,395
Distribution and service plan fees	45,608
Accounting fees and expenses	26,199
Custodian fees and expenses	4,344
Independent trustees' fees and expenses	213
Registration fees	83,730
Audit	33,895
Legal	762
Miscellaneous	217
Total expenses before reductions	609,626
Expense reductions	(84,766)
Total expenses after reductions		524,860
Net investment income (loss)		2,147,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,350
Total net realized gain (loss)		167,350
Change in net unrealized appreciation (depreciation) on investment securities		(806,762)
Net gain (loss)		(639,412)
Net increase (decrease) in net assets resulting from operations		$1,508,069

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,147,481	$3,301,513
Net realized gain (loss)	167,350	25,815
Change in net unrealized appreciation (depreciation)	(806,762)	6,495,414
Net increase (decrease) in net assets resulting from operations	1,508,069	9,822,742
Distributions to shareholders	(2,064,625)	(3,306,762)
Share transactions - net increase (decrease)	22,652,783	20,408,754
Total increase (decrease) in net assets	22,096,227	26,924,734
Net Assets
Beginning of period	115,335,467	88,410,733
End of period	$137,431,694	$115,335,467

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$8.87	$9.44	$9.42	$9.57	$9.14
Income from Investment Operations
Net investment income (loss)A	.153	.300	.348	.409	.381	.395
Net realized and unrealized gain (loss)	(.046)	.651	(.571)	.004	(.159)	.397
Total from investment operations	.107	.951	(.223)	.413	.222	.792
Distributions from net investment income	(.147)	(.301)	(.347)	(.393)	(.373)	(.365)
Total distributions	(.147)	(.301)	(.347)	(.393)	(.373)	(.365)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.48	$9.52	$8.87	$9.44	$9.42	$9.57
Total ReturnB,C,D	1.13%	10.83%	(2.47)%	4.52%	2.36%	8.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.18%G	1.15%	1.15%	1.15%	1.16%	1.22%
Expenses net of fee waivers, if any	1.01%G	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.01%G	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	3.20%G	3.21%	3.74%	4.37%	4.00%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$19,575	$17,126	$12,603	$15,050	$12,351	$9,304
Portfolio turnover rateH	46%G	74%	77%	33%	65%	105%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$8.86	$9.44	$9.42	$9.57	$9.14
Income from Investment Operations
Net investment income (loss)A	.153	.300	.348	.408	.382	.395
Net realized and unrealized gain (loss)	(.046)	.661	(.581)	.005	(.160)	.397
Total from investment operations	.107	.961	(.233)	.413	.222	.792
Distributions from net investment income	(.147)	(.301)	(.347)	(.393)	(.373)	(.365)
Total distributions	(.147)	(.301)	(.347)	(.393)	(.373)	(.365)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.48	$9.52	$8.86	$9.44	$9.42	$9.57
Total ReturnB,C,D	1.13%	10.96%	(2.58)%	4.52%	2.36%	8.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.18%G	1.17%	1.16%	1.16%	1.16%	1.22%
Expenses net of fee waivers, if any	1.01%G	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.01%G	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	3.20%G	3.21%	3.74%	4.37%	4.00%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,359	$2,289	$2,106	$2,537	$2,081	$2,703
Portfolio turnover rateH	46%G	74%	77%	33%	65%	105%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$8.87	$9.44	$9.42	$9.57	$9.15
Income from Investment Operations
Net investment income (loss)A	.117	.230	.278	.338	.310	.325
Net realized and unrealized gain (loss)	(.046)	.651	(.571)	.005	(.159)	.386
Total from investment operations	.071	.881	(.293)	.343	.151	.711
Distributions from net investment income	(.111)	(.231)	(.277)	(.323)	(.302)	(.294)
Total distributions	(.111)	(.231)	(.277)	(.323)	(.302)	(.294)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.48	$9.52	$8.87	$9.44	$9.42	$9.57
Total ReturnB,C,D	.75%	10.01%	(3.20)%	3.74%	1.59%	7.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.95%G	1.94%	1.93%	1.92%	1.93%	2.00%
Expenses net of fee waivers, if any	1.76%G	1.80%	1.80%	1.80%	1.80%	1.80%
Expenses net of all reductions	1.76%G	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss)	2.44%G	2.46%	2.99%	3.61%	3.25%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$3,869	$4,018	$4,017	$4,541	$5,146	$5,387
Portfolio turnover rateH	46%G	74%	77%	33%	65%	105%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$8.87	$9.44	$9.42	$9.57	$9.15
Income from Investment Operations
Net investment income (loss)A	.165	.323	.372	.431	.405	.420
Net realized and unrealized gain (loss)	(.046)	.651	(.572)	.006	(.159)	.385
Total from investment operations	.119	.974	(.200)	.437	.246	.805
Distributions from net investment income	(.159)	(.324)	(.370)	(.417)	(.397)	(.388)
Total distributions	(.159)	(.324)	(.370)	(.417)	(.397)	(.388)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.48	$9.52	$8.87	$9.44	$9.42	$9.57
Total ReturnB,C	1.26%	11.11%	(2.23)%	4.78%	2.61%	9.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.88%F	.87%	.86%	.86%	.86%	.93%
Expenses net of fee waivers, if any	.76%F	.80%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.76%F	.80%	.80%	.80%	.80%	.80%
Net investment income (loss)	3.45%F	3.46%	3.99%	4.61%	4.25%	4.46%
Supplemental Data
Net assets, end of period (000 omitted)	$101,183	$83,066	$63,703	$88,429	$83,652	$68,646
Portfolio turnover rateG	46%F	74%	77%	33%	65%	105%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$8.87	$9.44	$9.42	$9.57	$9.15
Income from Investment Operations
Net investment income (loss)A	.165	.323	.372	.430	.406	.420
Net realized and unrealized gain (loss)	(.046)	.651	(.572)	.007	(.160)	.385
Total from investment operations	.119	.974	(.200)	.437	.246	.805
Distributions from net investment income	(.159)	(.324)	(.370)	(.417)	(.397)	(.388)
Total distributions	(.159)	(.324)	(.370)	(.417)	(.397)	(.388)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.003
Net asset value, end of period	$9.48	$9.52	$8.87	$9.44	$9.42	$9.57
Total ReturnB,C	1.26%	11.11%	(2.23)%	4.78%	2.61%	8.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.92%F	.92%	.89%	.89%	.91%	.96%
Expenses net of fee waivers, if any	.76%F	.80%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.76%F	.80%	.80%	.80%	.80%	.80%
Net investment income (loss)	3.44%F	3.46%	3.99%	4.60%	4.25%	4.46%
Supplemental Data
Net assets, end of period (000 omitted)	$5,581	$5,023	$3,950	$4,060	$4,686	$10,122
Portfolio turnover rateG	46%F	74%	77%	33%	65%	105%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Short Duration High Income Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$8.87	$9.45	$9.46
Income from Investment Operations
Net investment income (loss)B	.169	.331	.378	.261
Net realized and unrealized gain (loss)	(.045)	.652	(.579)	(.016)
Total from investment operations	.124	.983	(.201)	.245
Distributions from net investment income	(.164)	(.333)	(.379)	(.255)
Total distributions	(.164)	(.333)	(.379)	(.255)
Net asset value, end of period	$9.48	$9.52	$8.87	$9.45
Total ReturnC,D	1.31%	11.21%	(2.24)%	2.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%G	.80%	.80%	.82%G
Expenses net of fee waivers, if any	.67%G	.71%	.71%	.71%G
Expenses net of all reductions	.67%G	.71%	.71%	.71%G
Net investment income (loss)	3.54%G	3.55%	4.08%	4.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,866	$3,815	$2,031	$425
Portfolio turnover rateH	46%G	74%	77%	33%

 A For the period October 2, 2018 (commencement of sale of shares) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,256,201
Gross unrealized depreciation	(1,126,419)
Net unrealized appreciation (depreciation)	$1,129,782
Tax cost	$135,659,804

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,668,283)
Long-term	(4,657,253)
Total capital loss carryforward	$(8,325,536)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short Duration High Income Fund	44,478,115	27,183,017

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$22,953	$2,827
Class M	-%	.25%	2,856	5
Class C	.75%	.25%	19,799	4,659
			$45,608	$7,491

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,888
Class M	26
Class C(a)	45
$1,959

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$13,798.15
Class M	1,740.15
Class C	3,591.18
Short Duration High Income	45,342.10
Class I	3,847.14
Class Z	1,077.05
	$69,395

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Short Duration High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Short Duration High Income Fund	$99

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%/1.00%(a)	$15,330
Class M	1.05%/1.00%(a)	1,938
Class C	1.80%/1.75%(a)	3,715
Short Duration High Income	.80%/.75%(a)	55,041
Class I	.80%/.75%(a)	4,251
Class Z	.71%/.66%(a)	3,468
		$83,743

 (a) Expense limitation effective June 1, 2021.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $38.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $985.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Short Duration High Income Fund
Distributions to shareholders
Class A	$283,935	$454,814
Class M	35,350	70,564
Class C	46,395	89,941
Short Duration High Income	1,536,290	2,434,521
Class I	88,630	163,096
Class Z	74,025	93,826
Total	$2,064,625	$3,306,762

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2021	Year ended April 30, 2021	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Short Duration High Income Fund
Class A
Shares sold	351,993	664,200	$3,345,558	$6,244,935
Reinvestment of distributions	29,243	47,323	278,106	442,759
Shares redeemed	(115,767)	(333,417)	(1,099,938)	(3,125,931)
Net increase (decrease)	265,469	378,106	$2,523,726	$3,561,763
Class M
Shares sold	30,666	62,595	$291,442	$585,482
Reinvestment of distributions	3,622	7,346	34,445	68,665
Shares redeemed	(26,004)	(66,967)	(246,901)	(626,604)
Net increase (decrease)	8,284	2,974	$78,986	$27,543
Class C
Shares sold	75,702	188,894	$719,768	$1,779,685
Reinvestment of distributions	4,832	9,530	45,962	89,087
Shares redeemed	(94,696)	(229,370)	(899,071)	(2,129,868)
Net increase (decrease)	(14,162)	(30,946)	$(133,341)	$(261,096)
Short Duration High Income
Shares sold	4,204,408	5,433,537	$39,993,649	$50,972,991
Reinvestment of distributions	134,780	216,286	1,281,897	2,023,447
Shares redeemed	(2,392,904)	(4,106,242)	(22,740,517)	(38,304,188)
Net increase (decrease)	1,946,284	1,543,581	$18,535,029	$14,692,250
Class I
Shares sold	133,759	316,249	$1,273,554	$2,952,746
Reinvestment of distributions	8,709	15,983	82,836	149,609
Shares redeemed	(81,552)	(250,054)	(775,335)	(2,334,522)
Net increase (decrease)	60,916	82,178	$581,055	$767,833
Class Z
Shares sold	210,722	354,223	$2,003,132	$3,332,491
Reinvestment of distributions	7,116	9,701	67,682	90,878
Shares redeemed	(105,415)	(192,066)	(1,003,486)	(1,802,908)
Net increase (decrease)	112,423	171,858	$1,067,328	$1,620,461

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Short Duration High Income Fund
Class A	1.01%
Actual		$1,000.00	$1,011.30	$5.12
Hypothetical-C		$1,000.00	$1,020.11	$5.14
Class M	1.01%
Actual		$1,000.00	$1,011.30	$5.12
Hypothetical-C		$1,000.00	$1,020.11	$5.14
Class C	1.76%
Actual		$1,000.00	$1,007.50	$8.91
Hypothetical-C		$1,000.00	$1,016.33	$8.94
Short Duration High Income	.76%
Actual		$1,000.00	$1,012.60	$3.86
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class I	.76%
Actual		$1,000.00	$1,012.60	$3.86
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class Z	.67%
Actual		$1,000.00	$1,013.10	$3.40
Hypothetical-C		$1,000.00	$1,021.83	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in December 2018, June 2019 and June 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

The Board considered the fund's underperformance for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, 0.80%, 0.71% and 0.80% through August 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SDH-SANN-1221
1.969437.107

Fidelity® Women's Leadership Fund

Semi-Annual Report

October 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2021

% of fund's net assets
Microsoft Corp.	3.9
NASDAQ, Inc.	2.1
Salesforce.com, Inc.	2.1
NVIDIA Corp.	2.1
Anthem, Inc.	2.0
12.2

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	29.4
Health Care	16.0
Consumer Discretionary	14.5
Financials	11.9
Industrials	9.2

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 13.7%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Entertainment - 1.4%
The Walt Disney Co. (a)	12,227	$2,067,219
Interactive Media & Services - 1.8%
Bumble, Inc. (b)	16,350	858,702
Match Group, Inc. (a)	2,117	319,201
Snap, Inc. Class A (a)	18,991	998,547
Vimeo, Inc. (a)	18,462	622,723
		2,799,173
Media - 1.5%
Cable One, Inc.	422	722,131
Interpublic Group of Companies, Inc.	42,177	1,542,413
		2,264,544

TOTAL COMMUNICATION SERVICES		7,130,936

CONSUMER DISCRETIONARY - 14.5%
Automobiles - 0.7%
General Motors Co. (a)	19,651	1,069,604
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	21,475	793,072
Bright Horizons Family Solutions, Inc. (a)	5,083	843,778
		1,636,850
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A	2,778	474,093
Marriott International, Inc. Class A (a)	9,051	1,448,341
Starbucks Corp.	9,554	1,013,393
		2,935,827
Household Durables - 1.1%
Taylor Morrison Home Corp. (a)	53,284	1,626,761
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	511	1,723,312
Etsy, Inc. (a)	4,546	1,139,637
The Original BARK Co. (c)	15,600	114,816
The RealReal, Inc. (a)	57,222	745,603
		3,723,368
Multiline Retail - 0.5%
Kohl's Corp.	17,119	830,785
Specialty Retail - 5.0%
Best Buy Co., Inc.	7,245	885,629
Burlington Stores, Inc. (a)	2,720	751,509
Gap, Inc.	44,464	1,008,888
Lowe's Companies, Inc.	6,584	1,539,471
Ross Stores, Inc.	2,629	297,603
Torrid Holdings, Inc. (b)	44,996	676,740
Ulta Beauty, Inc. (a)	2,262	830,968
Williams-Sonoma, Inc.	8,303	1,542,116
		7,532,924
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	997	781,769
PVH Corp.	5,986	654,449
Rent the Runway, Inc. Class A	8,433	145,469
Tapestry, Inc.	20,063	782,056
		2,363,743

TOTAL CONSUMER DISCRETIONARY		21,719,862

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Duckhorn Portfolio, Inc. (a)(b)	14,157	273,796
The Coca-Cola Co.	14,512	818,041
		1,091,837
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	26,579	822,620
Food Products - 1.0%
Laird Superfood, Inc. (a)(b)	36,495	637,203
The Hershey Co.	5,239	918,659
		1,555,862
Household Products - 0.3%
The Clorox Co.	3,194	520,654
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	2,452	795,257
Olaplex Holdings, Inc.	2,700	75,357
Shiseido Co. Ltd.	9,999	667,203
The Honest Co., Inc. (b)	27,261	249,438
		1,787,255

TOTAL CONSUMER STAPLES		5,778,228

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Fluence Energy, Inc.	1,000	35,570
Oil, Gas & Consumable Fuels - 0.4%
Renewable Energy Group, Inc. (a)	9,129	584,256

TOTAL ENERGY		619,826

FINANCIALS - 11.9%
Banks - 4.0%
Bank of America Corp.	51,044	2,438,882
Citigroup, Inc.	26,063	1,802,517
First Horizon National Corp.	42,248	716,949
First United Corp.	16,434	310,274
JPMorgan Chase & Co.	3,759	638,617
Starling Bank Ltd. Series D (a)(c)(d)	30,100	53,319
		5,960,558
Capital Markets - 5.0%
Coinbase Global, Inc. (a)	1,151	367,652
ESS Tech, Inc. (c)	28,452	460,922
Macquarie Group Ltd.	6,535	966,200
Morningstar, Inc.	6,404	2,028,467
MSCI, Inc.	831	552,515
NASDAQ, Inc.	15,116	3,172,395
		7,548,151
Insurance - 2.1%
Hartford Financial Services Group, Inc.	20,758	1,513,881
Progressive Corp.	16,490	1,564,571
		3,078,452
Thrifts & Mortgage Finance - 0.8%
NMI Holdings, Inc. (a)	49,919	1,212,033

TOTAL FINANCIALS		17,799,194

HEALTH CARE - 16.0%
Biotechnology - 2.0%
AbbVie, Inc.	9,370	1,074,458
Graphite Bio, Inc.	26,405	336,400
Vertex Pharmaceuticals, Inc. (a)	5,113	945,547
Zai Lab Ltd. ADR (a)	5,558	580,255
		2,936,660
Health Care Equipment & Supplies - 2.5%
Figs, Inc. Class A (a)(b)	13,200	443,652
Hologic, Inc. (a)	24,019	1,760,833
Insulet Corp. (a)	1,131	350,633
Outset Medical, Inc. (a)	4,490	239,182
ResMed, Inc.	3,839	1,009,311
		3,803,611
Health Care Providers & Services - 4.2%
AMN Healthcare Services, Inc. (a)	8,240	813,288
Anthem, Inc.	6,967	3,031,551
Cigna Corp.	7,820	1,670,430
Guardant Health, Inc. (a)	6,439	752,011
		6,267,280
Pharmaceuticals - 7.3%
AstraZeneca PLC sponsored ADR	38,488	2,400,881
Eli Lilly & Co.	6,480	1,650,845
GlaxoSmithKline PLC	77,906	1,617,393
Merck & Co., Inc.	15,874	1,397,706
Merck KGaA	5,236	1,235,985
UCB SA	9,411	1,121,637
Zoetis, Inc. Class A	7,107	1,536,533
		10,960,980

TOTAL HEALTH CARE		23,968,531

INDUSTRIALS - 9.2%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	6,749	1,440,709
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	3,071	205,511
Tomra Systems ASA	13,618	878,861
		1,084,372
Electrical Equipment - 3.2%
AMETEK, Inc.	12,779	1,691,940
nVent Electric PLC	29,849	1,058,147
Sunrun, Inc. (a)	20,585	1,187,343
Vestas Wind Systems A/S	21,534	931,299
		4,868,729
Machinery - 2.3%
Federal Signal Corp.	53,204	2,277,663
Otis Worldwide Corp.	14,091	1,131,648
		3,409,311
Professional Services - 2.0%
Leidos Holdings, Inc.	12,946	1,294,341
Manpower, Inc.	9,158	885,121
Science Applications Internati	9,695	870,417
		3,049,879

TOTAL INDUSTRIALS		13,853,000

INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	2,761	1,131,154
Electronic Equipment & Components - 2.0%
CDW Corp.	12,213	2,279,556
Insight Enterprises, Inc. (a)	8,402	795,669
		3,075,225
IT Services - 8.7%
Accenture PLC Class A	6,385	2,290,874
Capgemini SA	11,360	2,643,504
Genpact Ltd.	20,404	1,006,937
MasterCard, Inc. Class A	4,654	1,561,510
PayPal Holdings, Inc. (a)	8,655	2,013,066
Square, Inc. (a)	4,110	1,045,995
Thoughtworks Holding, Inc.	500	14,445
Twilio, Inc. Class A (a)	4,273	1,244,981
WEX, Inc. (a)	7,925	1,186,373
		13,007,685
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	12,627	1,518,144
NVIDIA Corp.	12,266	3,136,048
Universal Display Corp.	3,466	634,971
		5,289,163
Software - 12.9%
Adobe, Inc. (a)	4,082	2,654,770
Ceridian HCM Holding, Inc. (a)	6,681	836,795
Copperleaf Technologies, Inc.	2,600	54,391
HubSpot, Inc. (a)	2,987	2,420,157
Intuit, Inc.	3,572	2,236,036
Microsoft Corp.	17,870	5,926,053
Pagerduty, Inc. (a)	15,096	630,258
Rapid7, Inc. (a)	11,872	1,528,520
Salesforce.com, Inc. (a)	10,484	3,141,950
		19,428,930
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	14,861	2,226,178

TOTAL INFORMATION TECHNOLOGY		44,158,335

MATERIALS - 2.2%
Chemicals - 0.3%
Valvoline, Inc.	11,801	400,762
Metals & Mining - 1.9%
Commercial Metals Co.	23,128	744,259
Newmont Corp.	23,550	1,271,700
Schnitzer Steel Industries, Inc. Class A	15,461	831,802
		2,847,761

TOTAL MATERIALS		3,248,523

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Equity Lifestyle Properties, Inc.	15,911	1,344,639
Store Capital Corp.	40,430	1,387,962
Ventas, Inc.	13,127	700,588
		3,433,189
UTILITIES - 3.5%
Electric Utilities - 2.7%
Allete, Inc.	9,465	582,476
NextEra Energy, Inc.	13,841	1,181,053
ORSTED A/S (e)	9,246	1,304,641
SSE PLC	43,198	972,801
		4,040,971
Water Utilities - 0.8%
American Water Works Co., Inc.	6,597	1,149,065

TOTAL UTILITIES		5,190,036

TOTAL COMMON STOCKS
(Cost $116,165,563)		146,899,660

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (f)	3,666,362	3,667,095
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	3,206,904	3,207,225
TOTAL MONEY MARKET FUNDS
(Cost $6,874,320)		6,874,320
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $123,039,883)		153,773,980
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(3,695,628)
NET ASSETS - 100%		$150,078,352

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $629,057 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,304,641 or 0.9% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ESS Tech, Inc.	5/6/21	$284,520
Starling Bank Ltd. Series D	6/18/21	$53,815
The Original BARK Co.	12/17/20	$156,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,784,468	$26,880,495	$25,997,868	$834	$--	$--	$3,667,095	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,443,525	12,398,716	11,635,016	13,205	--	--	3,207,225	0.0%
Total	$5,227,993	$39,279,211	$37,632,884	$14,039	$--	$--	$6,874,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,130,936	$7,130,936	$--	$--
Consumer Discretionary	21,719,862	20,938,093	781,769	--
Consumer Staples	5,778,228	5,111,025	667,203	--
Energy	619,826	619,826	--	--
Financials	17,799,194	17,284,953	460,922	53,319
Health Care	23,968,531	22,351,138	1,617,393	--
Industrials	13,853,000	13,853,000	--	--
Information Technology	44,158,335	44,158,335	--	--
Materials	3,248,523	3,248,523	--	--
Real Estate	3,433,189	3,433,189	--	--
Utilities	5,190,036	4,217,235	972,801	--
Money Market Funds	6,874,320	6,874,320	--	--
Total Investments in Securities:	$153,773,980	$149,220,573	$4,500,088	$53,319

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
United Kingdom	3.4%
France	2.3%
Ireland	2.2%
Denmark	1.5%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,156,884) — See accompanying schedule: Unaffiliated issuers (cost $116,165,563)	$146,899,660
Fidelity Central Funds (cost $6,874,320)	6,874,320
Total Investment in Securities (cost $123,039,883)		$153,773,980
Foreign currency held at value (cost $669,486)		669,487
Receivable for fund shares sold		320,282
Dividends receivable		71,604
Distributions receivable from Fidelity Central Funds		3,809
Prepaid expenses		162
Other receivables		1,775
Total assets		154,841,099
Liabilities
Payable for investments purchased	$1,394,154
Payable for fund shares redeemed	27,946
Accrued management fee	63,952
Distribution and service plan fees payable	2,771
Other affiliated payables	33,218
Other payables and accrued expenses	33,481
Collateral on securities loaned	3,207,225
Total liabilities		4,762,747
Net Assets		$150,078,352
Net Assets consist of:
Paid in capital		$117,171,243
Total accumulated earnings (loss)		32,907,109
Net Assets		$150,078,352
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,204,298 ÷ 320,386 shares)(a)		$16.24
Maximum offering price per share (100/94.25 of $16.24)		$17.23
Class M:
Net Asset Value and redemption price per share ($1,219,195 ÷ 75,347 shares)(a)		$16.18
Maximum offering price per share (100/96.50 of $16.18)		$16.77
Class C:
Net Asset Value and offering price per share ($1,577,021 ÷ 98,447 shares)(a)		$16.02
Fidelity Women's Leadership Fund:
Net Asset Value, offering price and redemption price per share ($123,225,019 ÷ 7,566,612 shares)		$16.29
Class I:
Net Asset Value, offering price and redemption price per share ($8,386,890 ÷ 514,911 shares)		$16.29
Class Z:
Net Asset Value, offering price and redemption price per share ($10,465,929 ÷ 640,739 shares)		$16.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$649,601
Income from Fidelity Central Funds (including $13,205 from security lending)		14,039
Total income		663,640
Expenses
Management fee
Basic fee	$348,657
Performance adjustment	(700)
Transfer agent fees	164,067
Distribution and service plan fees	13,944
Accounting fees	25,851
Custodian fees and expenses	5,511
Independent trustees' fees and expenses	216
Registration fees	32,032
Audit	24,643
Legal	65
Miscellaneous	198
Total expenses before reductions	614,484
Expense reductions	(13,596)
Total expenses after reductions		600,888
Net investment income (loss)		62,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,289,722
Foreign currency transactions	(7,948)
Total net realized gain (loss)		2,281,774
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,734,696
Unfunded commitments	6,334
Assets and liabilities in foreign currencies	(232)
Total change in net unrealized appreciation (depreciation)		7,740,798
Net gain (loss)		10,022,572
Net increase (decrease) in net assets resulting from operations		$10,085,324

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,752	$129,944
Net realized gain (loss)	2,281,774	2,647,993
Change in net unrealized appreciation (depreciation)	7,740,798	23,240,710
Net increase (decrease) in net assets resulting from operations	10,085,324	26,018,647
Distributions to shareholders	(1,405,606)	(112,730)
Share transactions - net increase (decrease)	24,818,836	63,644,346
Total increase (decrease) in net assets	33,498,554	89,550,263
Net Assets
Beginning of period	116,579,798	27,029,535
End of period	$150,078,352	$116,579,798

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Women's Leadership Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020A
Selected Per–Share Data
Net asset value, beginning of period	$15.28	$9.80	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	–C	.04
Net realized and unrealized gain (loss)	1.14	5.49	(.22)
Total from investment operations	1.13	5.49	(.18)
Distributions from net investment income	–	(.01)	(.02)
Distributions from net realized gain	(.17)	–	–
Total distributions	(.17)	(.01)	(.02)
Net asset value, end of period	$16.24	$15.28	$9.80
Total ReturnD,E,F	7.46%	56.03%	(1.84)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.10%I	1.28%	2.50%
Expenses net of fee waivers, if any	1.10%I	1.25%	1.25%
Expenses net of all reductions	1.10%I	1.24%	1.25%
Net investment income (loss)	(.10)%I	(.03)%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$5,204	$2,865	$769
Portfolio turnover rateJ	38%I	35%	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020A
Selected Per–Share Data
Net asset value, beginning of period	$15.22	$9.78	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.04)	.01
Net realized and unrealized gain (loss)	1.14	5.48	(.22)
Total from investment operations	1.11	5.44	(.21)
Distributions from net investment income	–	–C	(.01)
Distributions from net realized gain	(.15)	–	–
Total distributions	(.15)	–C	(.01)
Net asset value, end of period	$16.18	$15.22	$9.78
Total ReturnD,E,F	7.36%	55.65%	(2.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.52%	2.86%
Expenses net of fee waivers, if any	1.35%I	1.50%	1.50%
Expenses net of all reductions	1.35%I	1.49%	1.50%
Net investment income (loss)	(.35)%I	(.28)%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,219	$974	$443
Portfolio turnover rateJ	38%I	35%	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020A
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.12	5.45	(.22)
Total from investment operations	1.06	5.35	(.26)
Distributions from net investment income	–	–	–
Distributions from net realized gain	(.13)	–	–
Total distributions	(.13)	–	–
Net asset value, end of period	$16.02	$15.09	$9.74
Total ReturnC,D,E	7.08%	54.93%	(2.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.84%H	1.99%	3.36%
Expenses net of fee waivers, if any	1.84%H	1.99%	2.00%
Expenses net of all reductions	1.84%H	1.98%	2.00%
Net investment income (loss)	(.84)%H	(.77)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,577	$937	$468
Portfolio turnover rateI	38%H	35%	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020A
Selected Per–Share Data
Net asset value, beginning of period	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03	.06
Net realized and unrealized gain (loss)	1.15	5.50	(.22)
Total from investment operations	1.16	5.53	(.16)
Distributions from net investment income	(.01)	(.03)	(.03)
Distributions from net realized gain	(.17)	–	–
Total distributions	(.18)	(.03)	(.03)
Net asset value, end of period	$16.29	$15.31	$9.81
Total ReturnC,D	7.65%	56.44%	(1.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	1.10%	2.19%
Expenses net of fee waivers, if any	.91%G	1.00%	1.00%
Expenses net of all reductions	.91%G	.99%	1.00%
Net investment income (loss)	.09%G	.22%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$123,225	$98,888	$22,272
Portfolio turnover rateH	38%G	35%	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020A
Selected Per–Share Data
Net asset value, beginning of period	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03	.06
Net realized and unrealized gain (loss)	1.15	5.51	(.22)
Total from investment operations	1.16	5.54	(.16)
Distributions from net investment income	(.01)	(.04)	(.03)
Distributions from net realized gain	(.17)	–	–
Total distributions	(.18)	(.04)	(.03)
Net asset value, end of period	$16.29	$15.31	$9.81
Total ReturnC,D	7.66%	56.52%	(1.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%G	.98%	2.22%
Expenses net of fee waivers, if any	.81%G	.98%	1.00%
Expenses net of all reductions	.81%G	.97%	1.00%
Net investment income (loss)	.19%G	.24%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$8,387	$3,874	$702
Portfolio turnover rateH	38%G	35%	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Women's Leadership Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020A
Selected Per–Share Data
Net asset value, beginning of period	$15.35	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05	.08
Net realized and unrealized gain (loss)	1.14	5.51	(.22)
Total from investment operations	1.16	5.56	(.14)
Distributions from net investment income	(.01)	(.04)	(.03)
Distributions from net realized gain	(.17)	–	–
Total distributions	(.18)	(.04)	(.03)
Net asset value, end of period	$16.33	$15.35	$9.83
Total ReturnC,D	7.67%	56.63%	(1.43)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.87%	1.88%
Expenses net of fee waivers, if any	.70%G	.85%	.85%
Expenses net of all reductions	.70%G	.84%	.85%
Net investment income (loss)	.30%G	.37%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$10,466	$9,043	$2,376
Portfolio turnover rateH	38%G	35%	52%

 A For the period May 1, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Women's Leadership Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Women's Leadership Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$33,985,865
Gross unrealized depreciation	(3,515,419)
Net unrealized appreciation (depreciation)	$30,470,446
Tax cost	$123,303,534

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Women's Leadership Fund	47,216,125	24,653,618

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Women's Leadership Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$4,836	$209
Class M	.25%	.25%	2,708	–
Class C	.75%	.25%	6,400	4,490
			$13,944	$4,699

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,285
Class M	476
$7,761

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Class A	$3,721.19
Class M	1,074.20
Class C	1,222.19
Fidelity Women's Leadership Fund	151,317.27
Class I	4,596.15
Class Z	2,137.04
	$164,067

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Women's Leadership Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Women's Leadership Fund	$765

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Women's Leadership Fund	1,269,153	577,051	33,711

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Women's Leadership Fund	$103

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Women's Leadership Fund	$1,126	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%/1.15%(a)	$–
Class M	1.50%/1.40%(a)	–
Class C	2.00%/1.90%(a)	–
Fidelity Women's Leadership Fund	1.00%/.90%(a)	11,794
Class I	1.00%/.90%(a)	–
Class Z	.85%/.75%(a)	–
$11,794

 (a) Expense limitation effective June 1, 2021.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,802.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Women's Leadership Fund
Distributions to shareholders
Class A	$32,980	$624
Class M	9,626	105
Class C	8,997	–
Fidelity Women's Leadership Fund	1,184,861	93,607
Class I	54,159	3,961
Class Z	114,983	14,433
Total	$1,405,606	$112,730

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2021	Year ended April 30, 2021	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Women's Leadership Fund
Class A
Shares sold	141,134	130,547	$2,190,618	$1,741,533
Reinvestment of distributions	2,188	56	32,980	624
Shares redeemed	(10,470)	(21,509)	(161,157)	(292,612)
Net increase (decrease)	132,852	109,094	$2,062,441	$1,449,545
Class M
Shares sold	12,613	40,717	$195,789	$526,821
Reinvestment of distributions	640	10	9,626	105
Shares redeemed	(1,890)	(22,046)	(29,599)	(306,908)
Net increase (decrease)	11,363	18,681	$175,816	$220,018
Class C
Shares sold	38,221	46,841	$586,205	$620,306
Reinvestment of distributions	588	–	8,762	–
Shares redeemed	(2,454)	(32,790)	(37,727)	(472,777)
Net increase (decrease)	36,355	14,051	$557,240	$147,529
Fidelity Women's Leadership Fund
Shares sold	1,753,868	5,053,221	$27,270,811	$65,814,179
Reinvestment of distributions	74,128	7,216	1,119,323	89,644
Shares redeemed	(720,203)	(870,966)	(11,228,619)	(11,068,699)
Net increase (decrease)	1,107,793	4,189,471	$17,161,515	$54,835,124
Class I
Shares sold	280,313	210,365	$4,367,983	$2,876,586
Reinvestment of distributions	3,564	306	53,775	3,907
Shares redeemed	(22,071)	(29,107)	(346,283)	(387,271)
Net increase (decrease)	261,806	181,564	$4,075,475	$2,493,222
Class Z
Shares sold	151,190	448,196	$2,345,048	$5,772,349
Reinvestment of distributions	6,593	1,011	99,758	12,846
Shares redeemed	(106,294)	(101,683)	(1,658,457)	(1,286,287)
Net increase (decrease)	51,489	347,524	$786,349	$4,498,908

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Women's Leadership Fund
Class A	1.10%
Actual		$1,000.00	$1,074.60	$5.75
Hypothetical-C		$1,000.00	$1,019.66	$5.60
Class M	1.35%
Actual		$1,000.00	$1,073.60	$7.06
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class C	1.84%
Actual		$1,000.00	$1,070.80	$9.60
Hypothetical-C		$1,000.00	$1,015.93	$9.35
Fidelity Women's Leadership Fund	.91%
Actual		$1,000.00	$1,076.50	$4.76
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class I	.81%
Actual		$1,000.00	$1,076.60	$4.24
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Class Z	.70%
Actual		$1,000.00	$1,076.70	$3.66
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Women's Leadership Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index for the most recent one-year period ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Women's Leadership Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Women's Leadership Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked above the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio was above the SLTG competitive medium as a result of high fixed other expenses, such as audit, pricing & bookkeeping and custody fees), due to lower asset levels.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses with certain exceptions, exceed 1.25%, 1.50%, 2.00%, 1.00%, 0.85%, and 1.00% through August 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

WLF-SANN-1221
1.9893106.102

Fidelity® U.S. Low Volatility Equity Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2021

% of fund's net assets
NASDAQ, Inc.	1.2
Alphabet, Inc. Class A	1.2
Eli Lilly & Co.	1.1
Target Corp.	1.1
Accenture PLC Class A	1.1
5.7

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Health Care	17.8
Information Technology	17.6
Consumer Staples	11.2
Financials	10.5
Industrials	9.9

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	100.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.9)%

 * Foreign investments - 13.2%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.9%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 1.8%
HKT Trust/HKT Ltd. unit	745,626	$1,011,993
Liberty Global PLC Class C (a)	106,800	3,080,112
Verizon Communications, Inc.	50,600	2,681,294
		6,773,399
Entertainment - 2.8%
Activision Blizzard, Inc.	33,497	2,619,130
Electronic Arts, Inc.	19,454	2,728,424
Netflix, Inc. (a)	4,795	3,310,036
Zynga, Inc. (a)	259,500	1,915,110
		10,572,700
Interactive Media & Services - 2.1%
Alphabet, Inc. Class A (a)	1,531	4,533,169
Meta Platforms, Inc. Class A (a)	10,785	3,489,702
		8,022,871
Media - 2.2%
Charter Communications, Inc. Class A (a)	4,300	2,902,027
Comcast Corp. Class A	49,700	2,556,071
Liberty Broadband Corp. Class C (a)	16,500	2,680,425
		8,138,523
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	28,676	3,298,600

TOTAL COMMUNICATION SERVICES		36,806,093

CONSUMER DISCRETIONARY - 7.3%
Diversified Consumer Services - 0.9%
Service Corp. International	51,620	3,535,454
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	6,700	3,276,099
Household Durables - 0.3%
NVR, Inc. (a)	257	1,257,964
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	950	3,203,809
Multiline Retail - 2.9%
Dollar General Corp.	15,807	3,501,567
Dollar Tree, Inc. (a)	29,820	3,213,403
Target Corp.	16,200	4,205,844
		10,920,814
Specialty Retail - 1.4%
Murphy U.S.A., Inc.	18,900	3,079,755
TJX Companies, Inc.	33,708	2,207,537
		5,287,292

TOTAL CONSUMER DISCRETIONARY		27,481,432

CONSUMER STAPLES - 11.2%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	72,950	2,632,766
Monster Beverage Corp. (a)	35,962	3,056,770
The Coca-Cola Co.	43,253	2,438,172
		8,127,708
Food & Staples Retailing - 3.0%
BJ's Wholesale Club Holdings, Inc. (a)	63,842	3,730,926
Costco Wholesale Corp.	7,367	3,621,175
Grocery Outlet Holding Corp. (a)(b)	53,215	1,180,841
Walmart, Inc.	18,700	2,794,154
		11,327,096
Food Products - 2.5%
Lamb Weston Holdings, Inc.	26,733	1,509,078
Mondelez International, Inc.	45,013	2,734,090
Nestle SA (Reg. S)	18,335	2,418,519
TreeHouse Foods, Inc. (a)	72,100	2,605,694
		9,267,381
Household Products - 2.8%
Kimberly-Clark Corp.	21,651	2,803,588
Procter & Gamble Co.	19,286	2,757,705
Reynolds Consumer Products, Inc.	99,700	2,689,906
The Clorox Co.	15,200	2,477,752
		10,728,951
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	8,700	2,821,671

TOTAL CONSUMER STAPLES		42,272,807

FINANCIALS - 10.5%
Capital Markets - 4.4%
Cboe Global Markets, Inc.	26,100	3,443,634
Intercontinental Exchange, Inc.	24,301	3,364,716
Morningstar, Inc.	8,800	2,787,400
NASDAQ, Inc.	21,660	4,545,784
Virtu Financial, Inc. Class A	102,900	2,560,152
		16,701,686
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	10,348	2,969,979
Insurance - 5.3%
Allstate Corp.	20,285	2,508,646
Assurant, Inc.	16,626	2,681,940
Brown & Brown, Inc.	63,334	3,997,009
Chubb Ltd.	16,599	3,243,113
Marsh & McLennan Companies, Inc.	18,716	3,121,829
The Travelers Companies, Inc.	16,761	2,696,510
Willis Towers Watson PLC	7,086	1,716,796
		19,965,843

TOTAL FINANCIALS		39,637,508

HEALTH CARE - 17.8%
Biotechnology - 5.4%
AbbVie, Inc.	22,900	2,625,943
Amgen, Inc.	12,817	2,652,734
Blueprint Medicines Corp. (a)	13,600	1,529,864
Horizon Therapeutics PLC (a)	24,000	2,877,840
Regeneron Pharmaceuticals, Inc. (a)	5,354	3,426,239
Seagen, Inc. (a)	12,300	2,168,859
United Therapeutics Corp. (a)	11,400	2,174,664
Vertex Pharmaceuticals, Inc. (a)	15,472	2,861,237
		20,317,380
Health Care Equipment & Supplies - 3.1%
Becton, Dickinson & Co.	10,385	2,488,142
Danaher Corp.	11,346	3,537,342
Masimo Corp. (a)	9,768	2,769,619
West Pharmaceutical Services, Inc.	6,500	2,794,220
		11,589,323
Health Care Providers & Services - 2.4%
Humana, Inc.	6,376	2,953,108
Premier, Inc.	66,245	2,580,243
UnitedHealth Group, Inc.	7,591	3,495,428
		9,028,779
Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc. Class A (a)	4,500	3,576,060
Thermo Fisher Scientific, Inc.	6,412	4,059,245
		7,635,305
Pharmaceuticals - 4.9%
AstraZeneca PLC (United Kingdom)	21,231	2,656,027
Bristol-Myers Squibb Co.	39,698	2,318,363
Eli Lilly & Co.	16,556	4,217,807
Jazz Pharmaceuticals PLC (a)	11,211	1,491,511
Recordati SpA	44,204	2,765,522
Roche Holding AG (participation certificate)	6,768	2,621,884
Sanofi SA sponsored ADR	45,300	2,284,479
		18,355,593

TOTAL HEALTH CARE		66,926,380

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	5,861	1,947,728
Northrop Grumman Corp.	6,378	2,278,349
		4,226,077
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	13,200	2,817,804
Commercial Services & Supplies - 0.9%
Waste Connections, Inc. (United States)	25,450	3,461,455
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	6,700	3,268,729
Machinery - 1.2%
IDEX Corp.	13,797	3,070,798
Otis Worldwide Corp.	17,700	1,421,487
		4,492,285
Professional Services - 2.4%
Booz Allen Hamilton Holding Corp. Class A	31,288	2,717,676
FTI Consulting, Inc. (a)	21,900	3,151,848
Verisk Analytics, Inc.	14,364	3,020,318
		8,889,842
Road & Rail - 2.7%
Knight-Swift Transportation Holdings, Inc. Class A	51,800	2,936,542
Landstar System, Inc.	20,168	3,545,736
Old Dominion Freight Lines, Inc.	10,700	3,652,445
		10,134,723

TOTAL INDUSTRIALS		37,290,915

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.5%
Cisco Systems, Inc.	54,600	3,055,962
F5 Networks, Inc. (a)	11,660	2,462,009
		5,517,971
Electronic Equipment & Components - 1.8%
Keyence Corp.	5,167	3,132,080
Keysight Technologies, Inc. (a)	21,298	3,834,066
		6,966,146
IT Services - 6.7%
Accenture PLC Class A	11,637	4,175,239
Akamai Technologies, Inc. (a)	20,611	2,173,636
Amdocs Ltd.	24,200	1,883,728
Fidelity National Information Services, Inc.	15,968	1,768,296
Fiserv, Inc. (a)	19,710	1,941,238
MasterCard, Inc. Class A	7,531	2,526,801
Maximus, Inc.	29,957	2,533,463
OBIC Co. Ltd.	14,700	2,718,378
VeriSign, Inc. (a)	12,600	2,805,642
Visa, Inc. Class A	12,194	2,582,323
		25,108,744
Software - 6.3%
Adobe, Inc. (a)	6,408	4,167,507
Black Knight, Inc. (a)	35,293	2,474,392
Citrix Systems, Inc.	23,300	2,207,209
Microsoft Corp.	12,495	4,143,592
NortonLifeLock, Inc.	107,200	2,728,240
Salesforce.com, Inc. (a)	12,243	3,669,105
SAP SE sponsored ADR	12,100	1,751,838
Zoom Video Communications, Inc. Class A (a)	10,200	2,801,430
		23,943,313
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	19,200	2,876,160
FUJIFILM Holdings Corp. ADR	24,200	1,873,564
		4,749,724

TOTAL INFORMATION TECHNOLOGY		66,285,898

MATERIALS - 3.6%
Chemicals - 0.5%
Balchem Corp.	12,200	1,867,698
Containers & Packaging - 0.6%
Silgan Holdings, Inc.	55,119	2,215,784
Metals & Mining - 2.5%
Agnico Eagle Mines Ltd. (Canada)	35,448	1,881,528
Barrick Gold Corp. (Canada)	119,776	2,197,893
Newmont Corp.	52,872	2,855,088
Royal Gold, Inc.	25,142	2,489,561
		9,424,070

TOTAL MATERIALS		13,507,552

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexandria Real Estate Equities, Inc.	14,033	2,864,697
American Tower Corp.	10,884	3,068,961
CoreSite Realty Corp.	21,300	3,034,398
CubeSmart	67,444	3,710,094
Digital Realty Trust, Inc.	17,600	2,777,456
Equinix, Inc.	3,957	3,312,286
UDR, Inc.	47,340	2,628,790
		21,396,682
UTILITIES - 7.5%
Electric Utilities - 3.8%
Evergy, Inc.	35,581	2,268,289
FirstEnergy Corp.	74,500	2,870,485
NextEra Energy, Inc.	37,088	3,164,719
Portland General Electric Co.	30,102	1,484,330
PPL Corp.	66,211	1,906,877
Southern Co.	43,100	2,685,992
		14,380,692
Multi-Utilities - 2.2%
Dominion Energy, Inc.	37,389	2,838,947
NiSource, Inc.	110,500	2,726,035
Public Service Enterprise Group, Inc.	44,400	2,832,720
		8,397,702
Water Utilities - 1.5%
American States Water Co.	31,100	2,825,124
American Water Works Co., Inc.	16,000	2,786,880
		5,612,004

TOTAL UTILITIES		28,390,398

TOTAL COMMON STOCKS
(Cost $314,873,592)		379,995,665

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.06% (c)	1,682,865	1,683,201
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	654,685	654,750
TOTAL MONEY MARKET FUNDS
(Cost $2,337,951)		2,337,951
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $317,211,543)		382,333,616
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,578,535)
NET ASSETS - 100%		$376,755,081

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$854,004	$15,324,886	$14,495,689	$322	$--	$--	$1,683,201	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,665,825	21,089,121	22,100,196	663	--	--	654,750	0.0%
Total	$2,519,829	$36,414,007	$36,595,885	$985	$--	$--	$2,337,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$36,806,093	$36,806,093	$--	$--
Consumer Discretionary	27,481,432	27,481,432	--	--
Consumer Staples	42,272,807	39,854,288	2,418,519	--
Financials	39,637,508	39,637,508	--	--
Health Care	66,926,380	61,648,469	5,277,911	--
Industrials	37,290,915	37,290,915	--	--
Information Technology	66,285,898	63,567,520	2,718,378	--
Materials	13,507,552	13,507,552	--	--
Real Estate	21,396,682	21,396,682	--	--
Utilities	28,390,398	28,390,398	--	--
Money Market Funds	2,337,951	2,337,951	--	--
Total Investments in Securities:	$382,333,616	$371,918,808	$10,414,808	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.8%
Ireland	2.3%
Switzerland	2.3%
Japan	2.0%
Canada	2.0%
United Kingdom	1.9%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $645,729) — See accompanying schedule: Unaffiliated issuers (cost $314,873,592)	$379,995,665
Fidelity Central Funds (cost $2,337,951)	2,337,951
Total Investment in Securities (cost $317,211,543)		$382,333,616
Receivable for investments sold		13,228,833
Receivable for fund shares sold		54,726
Dividends receivable		240,990
Distributions receivable from Fidelity Central Funds		223
Prepaid expenses		477
Other receivables		2,218
Total assets		395,861,083
Liabilities
Payable for investments purchased	$18,012,999
Payable for fund shares redeemed	197,980
Accrued management fee	160,838
Other affiliated payables	63,718
Other payables and accrued expenses	15,717
Collateral on securities loaned	654,750
Total liabilities		19,106,002
Net Assets		$376,755,081
Net Assets consist of:
Paid in capital		$292,408,160
Total accumulated earnings (loss)		84,346,921
Net Assets		$376,755,081
Net Asset Value, offering price and redemption price per share ($376,755,081 ÷ 31,270,106 shares)		$12.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$2,755,954
Income from Fidelity Central Funds (including $663 from security lending)		985
Total income		2,756,939
Expenses
Management fee	$969,778
Transfer agent fees	315,622
Accounting fees	71,901
Custodian fees and expenses	4,342
Independent trustees' fees and expenses	649
Registration fees	23,575
Audit	16,812
Legal	202
Interest	67
Miscellaneous	675
Total expenses before reductions	1,403,623
Expense reductions	(5,250)
Total expenses after reductions		1,398,373
Net investment income (loss)		1,358,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,816,272
Foreign currency transactions	4,024
Total net realized gain (loss)		16,820,296
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	74,197
Assets and liabilities in foreign currencies	(682)
Total change in net unrealized appreciation (depreciation)		73,515
Net gain (loss)		16,893,811
Net increase (decrease) in net assets resulting from operations		$18,252,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,358,566	$2,538,894
Net realized gain (loss)	16,820,296	1,889,556
Change in net unrealized appreciation (depreciation)	73,515	68,104,868
Net increase (decrease) in net assets resulting from operations	18,252,377	72,533,318
Distributions to shareholders	(816,010)	(2,028,140)
Share transactions
Proceeds from sales of shares	15,132,517	35,089,962
Reinvestment of distributions	813,267	2,019,281
Cost of shares redeemed	(18,326,394)	(40,605,178)
Net increase (decrease) in net assets resulting from share transactions	(2,380,610)	(3,495,935)
Total increase (decrease) in net assets	15,055,757	67,009,243
Net Assets
Beginning of period	361,699,324	294,690,081
End of period	$376,755,081	$361,699,324
Other Information
Shares
Sold	1,281,630	3,335,657
Issued in reinvestment of distributions	70,170	193,786
Redeemed	(1,556,841)	(3,985,178)
Net increase (decrease)	(205,041)	(455,735)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Low Volatility Equity Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.08	.05
Net realized and unrealized gain (loss)	.55	2.25	(.79)
Total from investment operations	.59	2.33	(.74)
Distributions from net investment income	(.02)	(.07)	(.03)
Distributions from net realized gain	(.01)	–	–
Total distributions	(.03)	(.07)	(.03)
Net asset value, end of period	$12.05	$11.49	$9.23
Total ReturnC,D	5.11%	25.27%	(7.44)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.77%	2.28%G
Expenses net of fee waivers, if any	.76%G	.77%	.95%G
Expenses net of all reductions	.76%G	.77%	.95%G
Net investment income (loss)	.73%G	.79%	1.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$376,755	$361,699	$294,690
Portfolio turnover rateH	39%G	39%	101%I,J

 A For the period November 5, 2019 (commencement of operations) through April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity U.S. Low Volatility Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$76,018,472
Gross unrealized depreciation	(10,477,594)
Net unrealized appreciation (depreciation)	$65,540,878
Tax cost	$316,792,738

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(289,005)

Due to large subscriptions in a prior period, approximately $289,005 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $148,547 of those losses per year to offset capital gains.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Low Volatility Equity Fund	73,664,010	71,217,431

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity U.S. Low Volatility Equity Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Low Volatility Equity Fund	$499

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity U.S. Low Volatility Equity Fund	Borrower	$3,727,000.32%		$67

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Low Volatility Equity Fund	4,470,856	3,850,883	1,664,384

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity U.S. Low Volatility Equity Fund	$297

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Low Volatility Equity Fund	$65	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $57.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,193.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity U.S. Low Volatility Equity Fund	30%	42%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity U.S. Low Volatility Equity Fund	94%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity U.S. Low Volatility Equity Fund	.76%
Actual		$1,000.00	$1,051.10	$3.93
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Low Volatility Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period ended September 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity U.S. Low Volatility Equity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG) The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.95% through August 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

USL-SANN-1221
1.9896229.101

Fidelity® SAI High Income Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Bombardier, Inc.	2.4
Uniti Group LP / Uniti Group Finance, Inc.	2.3
Community Health Systems, Inc.	1.9
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.9
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	1.8
10.3

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Energy	14.5
Telecommunications	12.5
Healthcare	9.8
Services	6.5
Technology	6.2

Quality Diversification (% of fund's net assets)

As of October 31, 2021
BBB	0.2%
BB	28.1%
B	51.3%
CCC,CC,C	14.7%
Not Rated	1.0%
Equities	1.3%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2021 *
Nonconvertible Bonds	90.8%
Convertible Bonds, Preferred Stocks	0.4%
Common Stocks	1.3%
Bank Loan Obligations	4.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments – 23.0%

Top Five Countries as of October 31, 2021

(excluding cash equivalents)	% of fund's net assets
United States of America	73.6
Canada	4.8
Luxembourg	3.1
Multi-National	2.7
Ireland	2.4

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	$2,451,046	$8,407,088
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	1,416,758	5,383,680
		13,790,768
Nonconvertible Bonds - 90.8%
Aerospace - 5.7%
Allegheny Technologies, Inc.:
4.875% 10/1/29	8,540,000	8,534,022
5.875% 12/1/27	22,463,000	23,586,150
Bombardier, Inc.:
6% 2/15/28 (c)	7,865,000	7,933,819
7.125% 6/15/26 (c)	21,320,000	22,358,284
7.5% 3/15/25 (c)	19,350,000	19,857,938
7.875% 4/15/27 (c)	26,285,000	27,319,315
BWX Technologies, Inc. 4.125% 6/30/28 (c)	13,005,000	13,167,563
Kaiser Aluminum Corp.:
4.5% 6/1/31 (c)	5,420,000	5,312,142
4.625% 3/1/28 (c)	9,920,000	10,041,024
Moog, Inc. 4.25% 12/15/27 (c)	3,670,000	3,777,861
Science Applications Internati 4.875% 4/1/28 (c)	790,000	813,700
TransDigm, Inc.:
4.625% 1/15/29	9,650,000	9,589,688
5.5% 11/15/27	27,630,000	28,320,750
7.5% 3/15/27	2,165,000	2,270,544
		182,882,800
Broadcasting - 2.0%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	18,705,000	10,568,325
Sinclair Television Group, Inc. 5.125% 2/15/27 (c)	5,595,000	5,378,194
Sirius XM Radio, Inc.:
3.125% 9/1/26 (c)	2,950,000	2,953,688
4% 7/15/28 (c)	14,250,000	14,352,600
4.125% 7/1/30 (c)	11,730,000	11,677,684
5.5% 7/1/29 (c)	5,865,000	6,326,869
Tegna, Inc.:
4.625% 3/15/28	2,880,000	2,905,200
5% 9/15/29	1,250,000	1,265,531
Univision Communications, Inc.:
4.5% 5/1/29 (c)	3,270,000	3,308,259
6.625% 6/1/27 (c)	4,385,000	4,743,737
		63,480,087
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	6,735,000	7,004,400
SRS Distribution, Inc. 4.625% 7/1/28 (c)	2,430,000	2,484,189
		9,488,589
Cable/Satellite TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	9,655,000	9,611,553
4.5% 8/15/30 (c)	11,455,000	11,659,815
4.5% 5/1/32	19,705,000	19,798,205
4.5% 6/1/33 (c)	6,140,000	6,124,650
4.75% 3/1/30 (c)	4,235,000	4,372,638
CSC Holdings LLC:
4.125% 12/1/30 (c)	3,100,000	2,968,250
4.625% 12/1/30 (c)	48,755,000	44,671,769
5.75% 1/15/30 (c)	2,835,000	2,797,295
7.5% 4/1/28 (c)	2,080,000	2,212,600
Dolya Holdco 18 DAC 5% 7/15/28 (c)	9,635,000	9,785,210
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	8,905,000	9,047,836
6.5% 9/15/28 (c)	13,500,000	13,500,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	5,400,000	5,632,200
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	9,390,000	9,502,680
Ziggo BV 4.875% 1/15/30 (c)	5,485,000	5,574,844
		157,259,545
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (c)	3,375,000	3,429,844
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	16,490,000	16,783,522
		20,213,366
Chemicals - 3.6%
Axalta Coating Systems LLC 3.375% 2/15/29 (c)	5,785,000	5,509,692
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	6,265,000	6,445,119
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	6,115,000	5,923,906
Consolidated Energy Finance SA 6.5% 5/15/26 (c)	2,470,000	2,562,625
Element Solutions, Inc. 3.875% 9/1/28 (c)	4,405,000	4,400,947
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	14,835,000	14,686,650
7% 12/31/27 (c)	950,000	918,707
Methanex Corp.:
5.125% 10/15/27	7,735,000	8,139,154
5.65% 12/1/44	5,140,000	5,295,742
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)	2,950,000	2,911,650
5.25% 6/1/27 (c)	5,160,000	5,430,745
Olin Corp. 5% 2/1/30	4,410,000	4,652,550
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (c)	4,195,000	4,124,734
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)(d)	2,910,000	2,933,658
The Chemours Co. LLC:
4.625% 11/15/29 (c)	7,380,000	7,103,250
5.75% 11/15/28 (c)	18,395,000	18,900,863
Valvoline, Inc. 4.25% 2/15/30 (c)	8,780,000	8,911,700
W.R. Grace Holding LLC 5.625% 8/15/29 (c)	7,010,000	7,071,338
		115,923,030
Consumer Products - 0.5%
Central Garden & Pet Co. 4.125% 10/15/30	160,000	161,192
Diamond BC BV 4.625% 10/1/29 (c)	6,450,000	6,495,150
Mattel, Inc. 6.2% 10/1/40	6,335,000	8,077,125
Nordstrom, Inc.:
4.25% 8/1/31	1,445,000	1,444,494
4.375% 4/1/30	1,650,000	1,678,809
		17,856,770
Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	280,000	285,608
5.25% 8/15/27 (c)	2,100,000	2,094,750
5.25% 8/15/27 (c)	2,105,000	2,099,738
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	6,325,000	6,569,967
8.5% 8/15/27 (c)	5,520,000	5,821,447
		16,871,510
Diversified Financial Services - 2.6%
Coinbase Global, Inc. 3.375% 10/1/28 (c)	5,530,000	5,336,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	6,075,000	6,101,852
4.75% 9/15/24	2,565,000	2,658,481
5.25% 5/15/27	39,845,000	41,438,800
6.25% 5/15/26	10,305,000	10,794,488
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (c)	2,825,000	2,839,097
4.75% 6/15/29 (c)	5,715,000	5,757,863
OneMain Finance Corp.:
3.5% 1/15/27	2,060,000	2,013,650
3.875% 9/15/28	7,175,000	6,995,625
		83,936,306
Diversified Media - 1.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	13,175,000	13,702,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	3,435,000	3,358,571
5.625% 10/1/28 (c)	4,285,000	4,455,265
5.875% 10/1/30 (c)	4,310,000	4,511,708
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	4,800,000	5,076,000
		31,103,544
Energy - 13.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	3,240,000	3,300,750
Cheniere Energy Partners LP 3.25% 1/31/32 (c)	3,690,000	3,657,528
Cheniere Energy, Inc. 4.625% 10/15/28	5,735,000	6,014,295
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	16,475,000	16,969,250
7% 6/15/25 (c)	14,025,000	14,454,165
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	10,365,000	10,777,527
6.75% 3/1/29 (c)	8,075,000	8,680,625
7.5% 5/15/25 (c)	1,380,000	1,431,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	24,330,000	24,907,838
5.75% 4/1/25	7,350,000	7,537,940
6% 2/1/29 (c)	25,780,000	26,717,487
CVR Energy, Inc.:
5.25% 2/15/25 (c)	8,050,000	7,952,140
5.75% 2/15/28 (c)	14,250,000	14,036,250
Delek Logistics Partners LP 7.125% 6/1/28 (c)	7,275,000	7,620,563
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	2,400,000	2,520,000
EnLink Midstream LLC 5.625% 1/15/28 (c)	1,230,000	1,304,209
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	4,140,000	4,290,075
Harvest Midstream I LP 7.5% 9/1/28 (c)	5,540,000	5,817,000
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	1,940,000	1,940,000
5.125% 6/15/28 (c)	2,990,000	3,105,713
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	4,540,000	4,551,350
MEG Energy Corp.:
5.875% 2/1/29 (c)	1,335,000	1,373,381
7.125% 2/1/27 (c)	1,870,000	1,963,500
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	27,370,000	26,599,261
6.75% 9/15/25 (c)	25,140,000	24,479,949
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	19,810,000	20,088,727
Occidental Petroleum Corp.:
6.125% 1/1/31	8,295,000	9,933,263
6.45% 9/15/36	8,360,000	10,638,100
6.625% 9/1/30	3,965,000	4,851,772
7.5% 5/1/31	10,515,000	13,689,584
7.875% 9/15/31	850,000	1,136,875
8.875% 7/15/30	3,580,000	4,850,900
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	20,505,000	19,992,375
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	2,030,000	2,161,950
4.95% 7/15/29 (c)	3,265,000	3,493,550
6.875% 4/15/40 (c)	1,200,000	1,359,000
SM Energy Co.:
5.625% 6/1/25	3,815,000	3,824,538
6.5% 7/15/28	3,730,000	3,897,850
6.75% 9/15/26	1,135,000	1,163,375
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,415,000	2,442,169
5.875% 3/15/28	2,370,000	2,508,787
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (c)	1,765,000	1,805,066
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	9,365,000	9,398,995
6% 3/1/27 (c)	23,434,000	24,283,483
6% 12/31/30 (c)	10,185,000	10,187,241
6% 9/1/31 (c)	6,920,000	6,807,550
7.5% 10/1/25 (c)	825,000	892,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)	5,360,000	5,531,359
4.875% 2/1/31	8,695,000	9,375,210
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	2,901,100	2,828,573
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	539,999	549,141
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	1,450,550	1,450,550
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	2,165,000	2,159,588
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	657,250	663,823
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	3,179,643	3,116,051
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	5,035,000	5,123,113
4.125% 8/15/31 (c)	4,985,000	5,159,226
		427,366,361
Environmental - 0.8%
Madison IAQ LLC:
4.125% 6/30/28 (c)	8,480,000	8,436,074
5.875% 6/30/29 (c)	13,955,000	13,850,338
Stericycle, Inc. 3.875% 1/15/29 (c)	3,860,000	3,802,100
		26,088,512
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	19,260,000	18,984,293
4.875% 2/15/30 (c)	4,790,000	5,134,162
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	160,000	153,600
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	1,280,000	1,259,200
		25,531,255
Food/Beverage/Tobacco - 4.3%
C&S Group Enterprises LLC 5% 12/15/28 (c)	12,195,000	11,341,350
JBS Finance Luxembourg SARL 3.625% 1/15/32 (c)	6,395,000	6,314,039
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	17,965,000	19,357,467
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (c)	8,525,000	8,727,469
5.5% 1/15/30 (c)	7,235,000	7,922,325
6.5% 4/15/29 (c)	20,765,000	23,023,194
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)(d)	8,765,000	8,773,327
Performance Food Group, Inc. 5.5% 10/15/27 (c)	3,985,000	4,154,363
Post Holdings, Inc.:
4.5% 9/15/31 (c)	5,120,000	5,017,242
4.625% 4/15/30 (c)	7,175,000	7,210,875
5.5% 12/15/29 (c)	7,485,000	7,962,169
Primo Water Holdings, Inc. 4.375% 4/30/29 (c)	8,930,000	8,850,272
TreeHouse Foods, Inc. 4% 9/1/28	2,985,000	2,850,968
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	14,205,000	14,180,709
U.S. Foods, Inc. 4.75% 2/15/29 (c)	3,240,000	3,278,135
		138,963,904
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (c)	7,825,000	8,112,178
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	4,490,000	4,511,552
6.25% 7/1/25 (c)	8,080,000	8,498,948
8.125% 7/1/27 (c)	6,715,000	7,521,136
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	6,995,000	7,344,750
MCE Finance Ltd.:
5.375% 12/4/29 (c)	2,320,000	2,282,300
5.75% 7/21/28 (c)	3,540,000	3,526,725
MGM Resorts International:
4.75% 10/15/28	160,000	166,313
5.5% 4/15/27	160,000	172,200
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	5,135,000	5,224,863
5.875% 9/1/31 (c)	2,450,000	2,499,000
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	1,725,000	1,746,563
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	3,530,000	3,578,538
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	3,890,000	3,676,779
5.5% 10/1/27 (c)	3,065,000	2,859,070
5.625% 8/26/28 (c)	2,130,000	1,969,462
		63,690,377
Healthcare - 9.4%
180 Medical, Inc. 3.875% 10/15/29 (c)	5,090,000	5,118,695
AMN Healthcare 4% 4/15/29 (c)	6,780,000	6,881,700
Avantor Funding, Inc. 3.875% 11/1/29 (c)	8,195,000	8,192,378
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	4,505,000	4,639,249
5% 1/30/28 (c)	6,755,000	6,235,000
7% 1/15/28 (c)	9,100,000	9,214,979
Cano Health, Inc. 6.25% 10/1/28 (c)	4,105,000	4,128,481
Catalent Pharma Solutions 3.5% 4/1/30 (c)	8,800,000	8,734,000
Centene Corp.:
3.375% 2/15/30	5,300,000	5,439,125
4.625% 12/15/29	3,110,000	3,354,913
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	2,055,000	2,075,550
4.25% 5/1/28 (c)	570,000	587,100
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	7,840,000	7,840,000
5.625% 3/15/27 (c)	13,935,000	14,582,281
6% 1/15/29 (c)	7,910,000	8,325,275
6.125% 4/1/30 (c)	6,525,000	6,413,814
6.875% 4/15/29 (c)	7,625,000	7,844,219
8% 3/15/26 (c)	18,215,000	19,216,825
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (c)	3,165,000	3,212,475
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	16,030,000	16,109,509
Grifols Escrow Issuer SA 4.75% 10/15/28 (c)	5,895,000	5,983,425
HealthEquity, Inc. 4.5% 10/1/29 (c)	11,050,000	11,174,313
Hologic, Inc.:
3.25% 2/15/29 (c)	3,000,000	2,975,625
4.625% 2/1/28 (c)	115,000	119,744
Jazz Securities DAC 4.375% 1/15/29 (c)	14,355,000	14,749,763
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	1,740,000	1,769,876
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	2,555,000	2,634,844
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (c)	12,155,000	12,094,225
5.25% 10/1/29 (c)	6,435,000	6,531,525
Option Care Health, Inc. 4.375% 10/31/29 (c)	6,165,000	6,225,294
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	18,045,000	18,293,119
5.125% 4/30/31 (c)	4,820,000	4,971,493
Radiology Partners, Inc. 9.25% 2/1/28 (c)	4,830,000	5,119,800
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	8,065,000	8,065,000
Teleflex, Inc. 4.25% 6/1/28 (c)	1,150,000	1,181,568
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	7,215,000	7,303,600
4.625% 6/15/28 (c)	23,200,000	24,041,000
6.125% 10/1/28 (c)	13,060,000	13,712,347
6.25% 2/1/27 (c)	2,145,000	2,228,119
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	4,515,000	4,791,544
Vizient, Inc. 6.25% 5/15/27 (c)	480,000	503,093
		302,614,885
Homebuilders/Real Estate - 3.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (c)	1,850,000	1,833,813
Howard Hughes Corp.:
4.125% 2/1/29 (c)	2,295,000	2,297,318
4.375% 2/1/31 (c)	2,295,000	2,295,505
Kennedy-Wilson, Inc. 4.75% 2/1/30	8,725,000	8,779,531
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	10,445,000	10,823,631
TopBuild Corp. 4.125% 2/15/32 (c)	7,630,000	7,696,763
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	19,080,000	19,154,698
6.5% 2/15/29 (c)	55,485,000	56,127,758
		109,009,017
Hotels - 0.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	4,955,000	4,834,148
3.75% 5/1/29 (c)	910,000	910,000
4% 5/1/31 (c)	3,030,000	3,044,499
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	2,600,000	2,685,930
		11,474,577
Insurance - 1.4%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)(d)	9,260,000	9,255,000
6.75% 10/15/27 (c)	22,520,000	23,251,900
AmWINS Group, Inc. 4.875% 6/30/29 (c)	11,460,000	11,424,245
AssuredPartners, Inc. 5.625% 1/15/29 (c)	2,640,000	2,620,200
		46,551,345
Leisure - 2.7%
Carnival Corp.:
4% 8/1/28 (c)	7,500,000	7,500,000
5.75% 3/1/27 (c)	14,455,000	14,712,299
6% 5/1/29 (c)(d)	10,245,000	10,265,490
6.65% 1/15/28	660,000	693,000
7.625% 3/1/26 (c)	15,455,000	16,283,233
NCL Corp. Ltd. 5.875% 3/15/26 (c)	1,655,000	1,659,138
NCL Finance Ltd. 6.125% 3/15/28 (c)	1,255,000	1,265,981
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	9,305,000	9,025,850
5.5% 8/31/26 (c)	9,230,000	9,403,063
5.5% 4/1/28 (c)	10,950,000	11,141,625
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	1,410,000	1,399,425
Voc Escrow Ltd. 5% 2/15/28 (c)	2,810,000	2,788,925
		86,138,029
Metals/Mining - 0.6%
First Quantum Minerals Ltd. 6.875% 10/15/27 (c)	8,255,000	8,849,876
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	4,780,000	4,839,750
4.5% 9/15/27 (c)	85,000	88,825
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	1,300,000	1,296,750
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	3,405,000	3,479,484
		18,554,685
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (c)	6,055,000	6,021,092
Glatfelter Corp. 4.75% 11/15/29 (c)	2,595,000	2,643,656
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	5,240,000	5,253,100
SPA Holdings 3 OY 4.875% 2/4/28 (c)	7,355,000	7,332,935
		21,250,783
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	11,255,000	11,001,763
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	7,075,000	6,853,765
Yum! Brands, Inc. 4.625% 1/31/32	5,265,000	5,488,763
		12,342,528
Services - 6.4%
ADT Corp. 4.125% 8/1/29 (c)	5,665,000	5,583,594
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	14,560,000	14,705,600
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (c)	8,115,000	7,986,256
6.625% 7/15/26 (c)	1,405,000	1,476,135
APX Group, Inc. 6.75% 2/15/27 (c)	4,250,000	4,483,750
Aramark Services, Inc. 5% 2/1/28 (c)	16,040,000	16,400,900
Ascend Learning LLC:
6.875% 8/1/25 (c)	3,390,000	3,445,088
6.875% 8/1/25 (c)	5,245,000	5,330,231
ASGN, Inc. 4.625% 5/15/28 (c)	2,880,000	2,973,600
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	7,060,000	7,002,955
4.625% 6/1/28 (c)	6,075,000	6,020,021
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	16,890,000	17,132,372
4% 7/1/29 (c)	1,365,000	1,382,063
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	14,285,000	14,195,719
CoreCivic, Inc.:
4.75% 10/15/27	4,475,000	4,117,000
8.25% 4/15/26	19,093,000	19,514,001
Gartner, Inc.:
3.625% 6/15/29 (c)	1,935,000	1,944,675
3.75% 10/1/30 (c)	2,565,000	2,600,269
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	11,255,000	11,648,925
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	11,055,000	11,220,825
PowerTeam Services LLC 9.033% 12/4/25 (c)	1,215,000	1,297,013
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (c)	160,000	153,262
5.75% 4/15/26 (c)	160,000	171,144
Service Corp. International:
4% 5/15/31	3,840,000	3,921,600
5.125% 6/1/29	3,645,000	3,935,689
Sotheby's 7.375% 10/15/27 (c)	15,990,000	16,849,463
The GEO Group, Inc. 6% 4/15/26	3,015,000	2,615,513
TriNet Group, Inc. 3.5% 3/1/29 (c)	7,090,000	7,108,576
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	10,840,000	11,205,850
		206,422,089
Steel - 0.2%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	5,750,000	5,857,813
Super Retail - 0.9%
Academy Ltd. 6% 11/15/27 (c)	645,000	686,925
Bath & Body Works, Inc.:
5.25% 2/1/28	745,000	803,110
6.625% 10/1/30 (c)	1,100,000	1,230,625
6.694% 1/15/27	2,260,000	2,565,100
EG Global Finance PLC:
6.75% 2/7/25 (c)	5,610,000	5,743,238
8.5% 10/30/25 (c)	4,860,000	5,030,100
Levi Strauss & Co. 3.5% 3/1/31 (c)	5,020,000	5,045,100
The William Carter Co. 5.625% 3/15/27 (c)	2,315,000	2,398,919
Wolverine World Wide, Inc. 4% 8/15/29 (c)	7,220,000	7,128,378
		30,631,495
Technology - 5.5%
Acuris Finance U.S. 5% 5/1/28 (c)	13,765,000	13,558,525
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	7,870,000	7,933,432
6.125% 12/1/28 (c)	7,275,000	7,356,844
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	4,970,000	4,945,150
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	2,780,000	2,748,725
4.875% 7/1/29 (c)	2,630,000	2,618,691
CommScope, Inc.:
4.75% 9/1/29 (c)	2,270,000	2,227,324
6% 3/1/26 (c)	2,060,000	2,121,800
7.125% 7/1/28 (c)	3,805,000	3,752,681
8.25% 3/1/27 (c)	410,000	417,765
Elastic NV 4.125% 7/15/29 (c)	8,708,000	8,663,462
Gartner, Inc. 4.5% 7/1/28 (c)	3,380,000	3,519,256
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	10,930,000	11,203,250
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	7,805,000	8,585,500
Open Text Corp. 3.875% 2/15/28 (c)	3,350,000	3,375,125
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	6,090,000	6,191,096
Rackspace Hosting, Inc.:
3.5% 2/15/28 (c)	9,505,000	9,080,602
5.375% 12/1/28 (c)	47,740,000	45,949,750
Roblox Corp. 3.875% 5/1/30 (c)	7,935,000	7,905,244
Sensata Technologies BV 4% 4/15/29 (c)	2,690,000	2,732,125
TTM Technologies, Inc. 4% 3/1/29 (c)	20,310,000	20,129,546
Twilio, Inc. 3.875% 3/15/31	2,280,000	2,302,298
		177,318,191
Telecommunications - 11.8%
Altice Financing SA:
5% 1/15/28 (c)	15,290,000	14,733,750
5.75% 8/15/29 (c)	23,880,000	23,491,950
Altice France Holding SA 6% 2/15/28 (c)	13,925,000	13,176,531
Altice France SA:
5.125% 1/15/29 (c)	17,070,000	16,557,900
5.125% 7/15/29 (c)	11,650,000	11,346,285
5.5% 1/15/28 (c)	9,340,000	9,361,015
5.5% 10/15/29 (c)	13,245,000	12,983,014
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	47,807,000	50,257,109
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	6,375,000	6,207,338
5.625% 9/15/28 (c)	5,625,000	5,560,088
Consolidated Communications, Inc. 5% 10/1/28 (c)	1,805,000	1,823,050
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	11,460,000	11,646,225
5.875% 10/15/27 (c)	17,275,000	18,095,563
5.875% 11/1/29	5,490,000	5,469,413
6% 1/15/30 (c)	4,485,000	4,506,214
6.75% 5/1/29 (c)	8,415,000	8,656,931
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	4,300,000	4,068,703
4.25% 7/1/28 (c)	6,075,000	6,005,988
4.625% 9/15/27 (c)	11,140,000	11,418,500
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	18,670,000	18,039,888
5.125% 12/15/26 (c)	11,985,000	12,263,412
6.875% 1/15/28	2,785,000	3,101,794
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	1,115,000	1,070,400
Sprint Capital Corp.:
6.875% 11/15/28	11,560,000	14,616,926
8.75% 3/15/32	11,590,000	17,347,333
Telecom Italia Capital SA:
6% 9/30/34	2,450,000	2,725,625
7.2% 7/18/36	3,495,000	4,254,114
7.721% 6/4/38	770,000	981,750
Uniti Group, Inc.:
6% 1/15/30 (c)	14,530,000	14,348,375
7.875% 2/15/25 (c)	7,285,000	7,661,635
Virgin Media Finance PLC 5% 7/15/30 (c)	2,680,000	2,664,825
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	10,835,000	10,821,456
5.5% 5/15/29 (c)	3,515,000	3,708,887
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	7,660,000	7,457,853
Windstream Escrow LLC 7.75% 8/15/28 (c)	14,200,000	15,019,766
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	2,970,000	2,884,613
6.125% 3/1/28 (c)	8,070,000	7,876,602
		382,210,821
Textiles/Apparel - 0.4%
Foot Locker, Inc. 4% 10/1/29 (c)	12,150,000	12,045,753
Transportation Ex Air/Rail - 0.5%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	1,865,000	1,897,209
Seaspan Corp. 5.5% 8/1/29 (c)	13,205,000	13,335,862
		15,233,071
Utilities - 3.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	5,330,000	5,276,700
4.75% 3/15/28 (c)	1,150,000	1,216,700
DCP Midstream Operating LP 5.125% 5/15/29	3,990,000	4,518,755
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,920,000	4,086,600
InterGen NV 7% 6/30/23 (c)	11,700,000	11,495,250
NRG Energy, Inc.:
3.375% 2/15/29 (c)	4,910,000	4,787,250
3.625% 2/15/31 (c)	2,555,000	2,486,654
5.25% 6/15/29 (c)	3,195,000	3,402,675
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	5,111,499	5,469,304
PG&E Corp.:
5% 7/1/28	11,590,000	12,053,600
5.25% 7/1/30	22,130,000	23,120,318
Pike Corp. 5.5% 9/1/28 (c)	14,860,000	15,120,050
Vistra Operations Co. LLC:
5% 7/31/27 (c)	5,180,000	5,309,500
5.625% 2/15/27 (c)	3,925,000	4,044,006
		102,387,362

TOTAL NONCONVERTIBLE BONDS		2,931,700,163

TOTAL CORPORATE BONDS
(Cost $2,971,927,779)		2,945,490,931
	Shares	Value

Common Stocks - 1.3%
Energy - 0.6%
California Resources Corp. (e)	23,605	1,088,899
California Resources Corp. warrants 10/27/24 (e)	4,104	63,571
Jonah Energy Parent LLC (b)	186,341	9,646,874
Mesquite Energy, Inc. (b)(e)	187,126	7,236,162

TOTAL ENERGY		18,035,506

Food & Drug Retail - 0.7%
Southeastern Grocers, Inc. (a)(b)(e)	1,082,668	24,457,470
Telecommunications - 0.0%
GTT Communications, Inc. rights(b)(e)	366,387	366,387
TOTAL COMMON STOCKS
(Cost $36,821,564)		42,859,363
	Principal Amount	Value

Bank Loan Obligations - 4.1%
Broadcasting - 0.2%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.34% 8/24/26 (f)(g)(h)	10,099,237	5,302,099
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(h)	4,225,000	4,211,818
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(h)	999,283	997,674
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(f)(g)(h)	9,276,750	9,044,831
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/21/28 (g)(h)(i)	5,275,000	5,266,191

TOTAL CHEMICALS		14,311,022

Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(g)(h)	5,322,439	5,299,979
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(g)(h)	3,651,082	3,635,675
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(g)(h)(j)	3,470,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(g)(h)(j)	1,480,000	0

TOTAL ENERGY		8,935,654

Gaming - 0.3%
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(g)(h)	8,714,971	8,666,690
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(h)	9,606,217	9,622,547
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(g)(h)	2,816,959	2,796,536

TOTAL HEALTHCARE		12,419,083

Insurance - 0.5%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/6/27 (g)(h)(i)	4,714,000	4,702,215
3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(g)(h)	4,713,085	4,703,659
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8748% 4/25/25 (f)(g)(h)	6,328,647	6,255,298

TOTAL INSURANCE		15,661,172

Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(h)	12,165,000	12,073,763
Services - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(g)(h)	3,190,000	3,188,022
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(g)(h)	950,039	941,175
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(g)(h)	593,215	587,775

TOTAL SERVICES		4,716,972

Technology - 0.7%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(h)	2,275,000	2,281,393
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.337% 4/4/26 (f)(g)(h)	620,000	611,283
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(g)(h)	3,002,456	2,980,508
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(g)(h)	8,740,743	8,758,924
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(g)(h)	8,467,206	8,476,774

TOTAL TECHNOLOGY		23,108,882

Telecommunications - 0.7%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.88% 5/31/25 (f)(g)(h)	10,027,446	8,482,618
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(g)(h)	665,000	671,889
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(h)(k)	6,972,238	7,021,044
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8336% 4/30/27 (f)(g)(h)	5,596,875	5,568,891

TOTAL TELECOMMUNICATIONS		21,744,442

TOTAL BANK LOAN OBLIGATIONS
(Cost $132,405,418)		132,149,271
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.06% (l)
(Cost $98,074,780)	98,055,169	98,074,780
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,239,229,541)		3,218,574,345
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,193,404
NET ASSETS - 100%		$3,229,767,749

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,248,238 or 1.2% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,490,828,026 or 77.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Non-income producing - Security is in default.

 (k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,162,040 and $1,170,174, respectively.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 10/15/21	$8,333,556
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 10/15/21	$5,312,842
Southeastern Grocers, Inc.	6/25/21	$20,137,625

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$1,317,196,609	$1,219,121,829	$36,136	$--	$--	$98,074,780	0.2%
Total	$--	$1,317,196,609	$1,219,121,829	$36,136	$--	$--	$98,074,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$24,457,470	$--	$--	$24,457,470
Energy	18,035,506	1,152,470	--	16,883,036
Information Technology	366,387	--	--	366,387
Corporate Bonds	2,945,490,931	--	2,931,700,163	13,790,768
Bank Loan Obligations	132,149,271	--	123,104,440	9,044,831
Money Market Funds	98,074,780	98,074,780	--	--
Total Investments in Securities:	$3,218,574,345	$99,227,250	$3,054,804,603	$64,542,492

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	664
Net Unrealized Gain (Loss) on Investment Securities	5,874,138
Cost of Purchases	58,667,832
Proceeds of Sales	(23,250)
Amortization/Accretion	23,108
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 64,542,492
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2021	$ 5,874,138

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.0%
Canada	4.8%
Luxembourg	3.1%
Multi-National	2.7%
Ireland	2.4%
Netherlands	1.9%
United Kingdom	1.6%
France	1.5%
Panama	1.5%
Cayman Islands	1.2%
Liberia	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,141,154,761)	$3,120,499,565
Fidelity Central Funds (cost $98,074,780)	98,074,780
Total Investment in Securities (cost $3,239,229,541)		$3,218,574,345
Cash		27,544
Receivable for investments sold		28,941,029
Receivable for fund shares sold		4,137,108
Interest receivable		41,703,032
Distributions receivable from Fidelity Central Funds		10,318
Prepaid expenses		15,653
Other receivables		12,750
Total assets		3,293,421,779
Liabilities
Payable for investments purchased
Regular delivery	$31,137,217
Delayed delivery	30,040,400
Payable for fund shares redeemed	899,114
Distributions payable	24,574
Accrued management fee	1,512,697
Other payables and accrued expenses	40,028
Total liabilities		63,654,030
Net Assets		$3,229,767,749
Net Assets consist of:
Paid in capital		$3,241,585,447
Total accumulated earnings (loss)		(11,817,698)
Net Assets		$3,229,767,749
Net Asset Value, offering price and redemption price per share ($3,229,767,749 ÷ 322,663,906 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 13, 2021 (commencement of operations) through October 31, 2021 (Unaudited)
Investment Income
Dividends		$2,165,336
Interest		55,490,700
Income from Fidelity Central Funds		36,136
Total income		57,692,172
Expenses
Management fee	$7,019,159
Custodian fees and expenses	7,884
Independent trustees' fees and expenses	2,835
Registration fees	912,580
Audit	34,887
Legal	34,699
Miscellaneous	699
Total expenses before reductions	8,012,743
Expense reductions	(14,756)
Total expenses after reductions		7,997,987
Net investment income (loss)		49,694,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,551,635
Total net realized gain (loss)		5,551,635
Change in net unrealized appreciation (depreciation) on investment securities		(20,655,196)
Net gain (loss)		(15,103,561)
Net increase (decrease) in net assets resulting from operations		$34,590,624

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 13, 2021 (commencement of operations) through October 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,694,185
Net realized gain (loss)	5,551,635
Change in net unrealized appreciation (depreciation)	(20,655,196)
Net increase (decrease) in net assets resulting from operations	34,590,624
Distributions to shareholders	(46,408,322)
Share transactions
Proceeds from sales of shares	4,465,282,057
Reinvestment of distributions	46,304,060
Cost of shares redeemed	(1,270,000,670)
Net increase (decrease) in net assets resulting from share transactions	3,241,585,447
Total increase (decrease) in net assets	3,229,767,749
Net Assets
Beginning of period	–
End of period	$3,229,767,749
Other Information
Shares
Sold	444,240,468
Issued in reinvestment of distributions	4,601,262
Redeemed	(126,177,824)
Net increase (decrease)	322,663,906

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI High Income Fund

Six months ended (Unaudited) October 31,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.181
Net realized and unrealized gain (loss)	(.032)
Total from investment operations	.149
Distributions from net investment income	(.139)
Total distributions	(.139)
Net asset value, end of period	$10.01
Total ReturnC,D	1.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G
Expenses net of fee waivers, if any	.61%G
Expenses net of all reductions	.61%G
Net investment income (loss)	3.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,229,768
Portfolio turnover rateH	37%I,J

 A For the period May 13, 2021 (commencement of operations) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity SAI High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$41,706,893	Market comparable	Transaction price	$29.35	Increase
			Discount rate	10.0%-20.0% / 15.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7-4.2 / 4.0	Increase
		Recovery value	Recovery value	1.0%	Increase
		Discounted cash flow	Discount for lack of marketability	10.0%	Decrease
			Weighted average cost of capital (WACC)	8.6%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$13,790,768	Market comparable	Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.7	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$9,044,831	Recovery value	Recovery Value	0.0%	Increase
		Market approach	Transaction price	$97.50	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021, as well as roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,471,786
Gross unrealized depreciation	(38,543,480)
Net unrealized appreciation (depreciation)	$(20,071,694)
Tax cost	$3,238,646,039

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

Commitment Amount
Fidelity SAI High Income Fund	$20,000,000

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI High Income Fund	850,534,675	1,467,575,591

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI High Income Fund	385,676,056	3,876,044,359

6. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $14,756.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 13, 2021 to October 31, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 13, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2021	Expenses Paid During Period-B
Fidelity SAI High Income Fund	.61%
Actual		$1,000.00	$1,014.90	$2.90
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 172/365 (to reflect the period May 13, 2021 to October 31, 2021).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI High Income Fund

At its February 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and also considered the fund's investment objective, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SAH-SANN-1221
1.9901442.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2021